AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006
                                                     REGISTRATION NO. 333-112217
                                                               AND NO. 811-21498

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER  |_|
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.   |_|

                       POST-EFFECTIVE AMENDMENT NO. 2 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER  |_|
                       THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 4     |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

                      It is proposed that this filing will
                               become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                               [GRAPHIC OMITTED]
                                                              JEFFERSON NATIONAL
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                                ADVANTAGE REWARD

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

                                       AND

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Reward individual flexible premium deferred annuity contract, variable annuity contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

   This Contract may offer lower charges if you consent to Electronic Administration. In order to be eligible for the lower charges, you must consent to Our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. Paper versions of these documents will not be sent. Of course, you can print out any document We make available or transmit to your Online Account, and We encourage you to do so. You may revoke your consent at any time. Revocation will cause the fees on the Contract to increase.

   The Contract has a variety of Investment Options, which include a Fixed Account, a Market Value Adjustment Account, and Sub-accounts that invest in Investment Portfolios listed below. You can put your money in any available Fixed Account, Market Value Adjustment Account or Sub-account. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. Money you direct into the Fixed Account or the Market Value Adjustment Account earns interest at a rate guaranteed by Us. In certain states, your Contract may not contain a Fixed Account and/or a Market Value Adjustment Account.

40|86 SERIES TRUST

MANAGED BY 40|86 ADVISORS, INC.

   o  40|86 Series Trust Balanced Portfolio

   o  40|86 Series Trust Equity Portfolio

   o  40|86 Series Trust Fixed Income Portfolio

   o  40|86 Series Trust Government Securities Portfolio

   o  40|86 Series Trust High Yield Portfolio

   o  40|86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

   o  AIM V.I. Basic Value Fund - Series II shares

   o  AIM V.I. Core Equity Fund - Series I shares

   o  AIM V.I. Financial Services Fund - Series I shares

   o  AIM V.I. Global Health Care Fund - Series I shares

   o  AIM V.I. High Yield Fund - Series I shares

   o  AIM V.I. Mid Cap Core Equity Fund - Series II shares

   o AIM V.I. Real Estate Fund - Series I shares (effective July 3, 2006 renamed AIM V.I. Global Real Estate Fund)

   o  AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

   o  Alger American Growth Portfolio Class O

   o  Alger American Leveraged AllCap Portfolio Class O

   o  Alger American MidCap Growth Portfolio Class O

   o  Alger American Small Capitalization Portfolio Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     MANAGED BY ALLIANCEBERNSTEIN L.P.

     o  AllianceBernstein Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o  American Century VP Income & Growth Fund (Class I)

   o  American Century VP Inflation Protection Fund (Class II)

   o  American Century VP Value Fund (Class I)

   o  American Century VP Balanced Fund (Class I)

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o  American Century VP International Fund (Class I)

THE DIREXION INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o  DIREXION DYNAMIC VP HY BOND FUND

THE DREYFUS INVESTMENT PORTFOLIOS

(SERVICE SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

   o  Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)

   o  Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   o  Federated Capital Income Fund II

   o  Federated High Income Bond Fund II (Primary Shares)


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   o  Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares) (formerly Janus Aspen Growth Portfolio)

   o  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)

   o  Janus Aspen Growth and Income Portfolio (Institutional Shares)

   o  Janus Aspen International Growth Portfolio (Institutional Shares)

   o  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o  Lazard Retirement Emerging Markets Portfolio

   o  Lazard Retirement Equity Portfolio

   o  Lazard Retirement International Equity Portfolio

   o  Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I
MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o  Legg Mason Partners Variable All Cap Portfolio

   o  Legg Mason Partners Variable High Yield Bond Portfolio

   o  Legg Mason Partners Variable Large Cap Growth Portfolio

   o  Legg Mason Partners Variable Strategic Bond Portfolio

   o  Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o  Legg Mason Partners Variable Aggressive Growth Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES
MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o  Legg Mason Partners Variable Government Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

   o  Lord Abbett Series Fund, Inc. - America's Value Portfolio

   o  Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o  Neuberger Berman AMT Fasciano Portfolio (Class S)

   o  Neuberger Berman AMT High Income Bond Fund

   o  Neuberger Berman AMT Limited Maturity Bond Portfolio

   o  Neuberger Berman AMT Mid-Cap Growth Portfolio

   o  Neuberger Berman AMT Partners Portfolio

   o  Neuberger Berman AMT Regency Portfolio

   o  Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o  PIMCO VIT All Asset Portfolio (Administrative Class)

   o  PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class)

   o  PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)

   o  PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative
      Class)

   o  PIMCO VIT Global Bond Portfolio (Unhedged) (Administrative Class)

   o  PIMCO VIT High Yield Portfolio (Administrative Class)

   o  PIMCO VIT Money Market Portfolio (Administrative Class)

   o  PIMCO VIT RealEstateRealReturn Strategy Portfolio (Administrative Class)

   o  PIMCO VIT Real Return Portfolio (Administrative Class)

   o  PIMCO VIT Short-Term Portfolio (Administrative Class)

   o  PIMCO VIT StockPLUS(R) Total Return Portfolio (Administrative Class)

   o  PIMCO VIT Total Return Portfolio (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o  Pioneer Core Bond VCT Portfolio

   o  Pioneer Equity Income VCT Portfolio

   o  Pioneer Europe VCT Portfolio

   o  Pioneer Fund VCT Portfolio

   o  Pioneer High Yield VCT Portfolio

   o  Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

   o  Royce Micro-Cap Portfolio

   o  Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

   o  Rydex Absolute Return Strategies Fund

   o  Rydex Banking Fund

   o  Rydex Basic Materials Fund

   o  Rydex Biotechnology Fund

   o  Rydex Commodities Fund

   o  Rydex Consumer Products Fund

   o  Rydex Dynamic Dow Fund

   o  Rydex Dynamic OTC Fund

   o  Rydex Dynamic S&P 500 Fund

   o  Rydex Dynamic Strengthening Dollar Fund

   o  Rydex Dynamic Weakening Dollar Fund

   o  Rydex Electronics Fund

   o  Rydex Energy Fund

   o  Rydex Energy Services Fund

   o  Rydex Europe Advantage Fund

   o  Rydex Financial Services Fund

   o  Rydex Government Long Bond Advantage Fund

   o  Rydex Health Care Fund

   o  Rydex Hedged Equity Fund

   o  Rydex Internet Fund

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   o  Rydex Inverse Dynamic Dow Fund

   o  Rydex Inverse Government Long Bond Fund

   o  Rydex Inverse Mid-Cap Fund

   o  Rydex Inverse OTC Fund

   o  Rydex Inverse Russell 2000 Fund

   o  Rydex Inverse S&P 500 Fund

   o  Rydex Japan Advantage Fund

   o  Rydex Large-Cap Growth Fund

   o  Rydex Large-Cap Value Fund

   o  Rydex Leisure Fund

   o  Rydex Mid Cap Advantage Fund

   o  Rydex Mid-Cap Growth Fund

   o  Rydex Mid-Cap Value Fund

   o  Rydex Multi-Cap Core Equity Fund

   o  Rydex Nova Fund

   o  Rydex OTC Fund

   o  Rydex Precious Metals Fund

   o  Rydex Real Estate Fund

   o  Rydex Retailing Fund

   o  Rydex Russell 2000 Advantage Fund

   o  Rydex Sector Rotation Fund

   o  Rydex Small-Cap Growth Fund

   o  Rydex Small-Cap Value Fund

   o  Rydex Technology Fund

   o  Rydex Telecommunications Fund

   o  Rydex Transportation Fund

   o  Rydex U.S. Government Money Market Fund

   o  Rydex Utilities Fund

   o  CLS AdvisorOne Amerigo Fund

   o  CLS AdvisorOne Clermont Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o  Seligman Communications and Information Portfolio

   o  Seligman Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o  Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o  Van Eck Worldwide Absolute Return Fund

   o  Van Eck Worldwide Bond Fund

   o  Van Eck Worldwide Emerging Markets Fund

   o  Van Eck Worldwide Hard Assets Fund

   o  Van Eck Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

   o  Wells Fargo Advantage VT Discovery Fund

   o  Wells Fargo Advantage VT Opportunity Fund

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS

   o  ARE NOT FEDERALLY INSURED

   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2006


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


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
TABLE OF CONTENTS                                                                                                  PAGE

DEFINITIONS OF SPECIAL TERMS.........................................................................................6
HIGHLIGHTS...........................................................................................................8
FEE TABLE............................................................................................................9
THE COMPANY..........................................................................................................13
THE ADVANTAGE REWARD ANNUITY CONTRACT................................................................................13
     Free Look.......................................................................................................13
     Ownership.......................................................................................................13
     Beneficiary.....................................................................................................13
     Assignment......................................................................................................13
ELECTRONIC ADMINISTRATION OF THE CONTRACT............................................................................14
     Security of Electronic Communications with Us...................................................................14
     Confirmations and Statements....................................................................................15
NON-ELECTRONIC ADMINISTRATION OF YOUR CONTRACT.......................................................................15
PURCHASE.............................................................................................................15
     Purchase Payments...............................................................................................15
     Allocation of Purchase Payments.................................................................................15
INVESTMENT OPTIONS...................................................................................................16
     Investment Portfolios...........................................................................................16
     The Fixed Account...............................................................................................16
     The Market Value Adjustment Account.............................................................................17
     The General Account.............................................................................................17
     Voting Rights...................................................................................................17
     Substitution....................................................................................................17
     Transfers.......................................................................................................17
     Excessive Trading Limits........................................................................................17
     Dollar Cost Averaging Program...................................................................................19
     Rebalancing Program.............................................................................................19
     Asset Allocation Program........................................................................................19
     Interest Sweep Program..........................................................................................19
EXPENSES.............................................................................................................20
     Insurance Charges...............................................................................................20
     Contract Maintenance Charge.....................................................................................20
     Contingent Deferred Sales Charge................................................................................20
     Waiver of Contingent Deferred Sales Charge......................................................................21
     Reduction or Elimination of the Contingent Deferred Sales Charge................................................22
     Investment Portfolio Operating Expenses.........................................................................22
     Transfer Fee....................................................................................................22
     Earnings Protection Benefit.....................................................................................22
     Guaranteed Minimum Withdrawal Benefit...........................................................................22
     Premium Taxes...................................................................................................22
     Income Taxes....................................................................................................22
CONTRACT VALUE.......................................................................................................22
     Accumulation Units..............................................................................................23
ACCESS TO YOUR MONEY.................................................................................................23
     Optional Guaranteed Minimum Withdrawal Benefit..................................................................23
     Systematic Withdrawal Program...................................................................................24
     Suspension of Payments or Transfers.............................................................................24

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
DEATH BENEFIT........................................................................................................24
     Upon Your Death During the Accumulation Period..................................................................24
     Death Benefit Amount During the Accumulation Period.............................................................24
     Optional Guaranteed Minimum Death Benefit.......................................................................25
     Optional Earnings Protection Benefit (EPB)......................................................................25
     Payment of the Death Benefit During the Accumulation Period.....................................................26
     Death of Contract Owner During the Annuity Period...............................................................26
     Death of Annuitant..............................................................................................26
ANNUITY PAYMENTS (THE ANNUITY PERIOD)................................................................................26
     Annuity Payment Amount..........................................................................................27
     Optional Guaranteed Minimum Income Benefit (GMIB)...............................................................27
     Annuity Options.................................................................................................28
TAXES................................................................................................................28
     Annuity Contracts in General....................................................................................28
     Tax Status of the Contracts.....................................................................................28
     Taxation of Non-Qualified Contracts.............................................................................30
     Taxation of Qualified Contracts.................................................................................30
     Possible Tax Law Changes........................................................................................31
OTHER INFORMATION....................................................................................................32
     Legal Proceedings...............................................................................................32
     The Separate Account............................................................................................32
     Distributor.....................................................................................................32
     Financial Statements............................................................................................32
     Independent Registered Public Accounting Firm...................................................................32
APPENDIX A--CONDENSED FINANCIAL INFORMATION..........................................................................34
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS.........................................................56
APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES...............................................................69
APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES...........................................................71
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........................................................73


                                       5
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DEFINITIONS OF SPECIAL TERMS


   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

   ANNUITY OPTION(S): Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make Annuity Payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") or applicable bond market is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

   CONTRACT: The Advantage Reward individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account and the Market Value Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision, any optional Guaranteed Minimum Death Benefit Rider, and the optional Earnings Protection Benefit.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, and the charges for the optional Guaranteed Minimum Death Benefit, and the Guaranteed Minimum Income Benefit, if elected. These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available), the Market Value Adjustment Account (if available) and the Sub-Accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed through your Online Account or by notifying Us in writing if you have not elected Electronic Administration. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account, the Market Value Adjustment Account and Fixed Account.

   INVESTMENT PORTFOLIOS: The variable investment options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

   MARKET VALUE ADJUSTMENT ACCOUNT: The Market Value Adjustment Account is an Investment Option which


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invests in the general account of the Company and offers an interest rate that is guaranteed by Us for a specified period to be no less than the minimum rate prescribed by the applicable state law. However, if amounts are withdrawn or transferred from the Market Value Adjustment Account prior to the end of the specified guarantee period, an adjustment may be made to the amount withdrawn or transferred. The adjustment may be positive or negative.

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

   ONLINE ACCOUNT: A personal password protected account on Our Website through which you can obtain information and communications regarding the Contract, the Investment Portfolios and the Company.

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account J of Jefferson National Life Insurance Company. The Sub-accounts of the Separate Account invest in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your account and request transactions through the Website.


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HIGHLIGHTS

   The variable annuity Contract that We are offering is a contract between you (the Owner) and Us. The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account J (Separate Account), the Market Value Adjustment Account, and the Fixed Account. The Fixed Account and the Market Value Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term, tax-deferred investment purposes.

   This Contract offers Electronic Administration. Electronic Administration will result in lower fees under the Contract. With Electronic Administration, you must consent to Our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. Paper versions of these documents will not be sent. You may revoke your consent to Electronic Administration at any time. In most states, revocation will cause the fees on the Contract to increase.

   The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

   The Contract offers, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   The Contract also offers a choice of two Guaranteed Minimum Death Benefit options. These benefits are guaranteed by Us. There is an additional charge for these options. These options may not be available in your state. This benefit is described in detail under the heading "Optional Guaranteed Minimum Death Benefits."

   We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the Guaranteed Minimum Death Benefit options. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the death benefit paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal.

   If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge of up to 7% of each Purchase Payment withdrawn.

   The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

   TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment and partly a distribution of earnings. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. Generally, for Qualified Contracts, your entire Annuity Payment is taxable income.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
   Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

--------------------------------------------------------------------------------

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of    7%
Purchase Payments withdrawn)(1)
TRANSFER FEE(2)............................................     You may make up to 12 transfers each Contract year without charge.
                                                                Thereafter, We may charge a fee of $25 per transfer.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.


                                                                                     CURRENT CHARGE            MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)..................................................  $35 per Contract per      $60 per Contract per
                                                                                          year                      year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average Sub-account value)
Mortality and Expense Risk and Administrative Charges, if you consent to
Electronic Administration.......................................................         1.60%                      1.85%
Mortality and Expense Risk and Administrative Charges, if you do not consent
to Electronic Administration....................................................         1.65%                      1.90%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders).......................................................         1.65%                      1.90%

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER
(as a percentage of average Sub-account value)..................................
2 YEAR WAITING PERIOD...........................................................         0.50%                      0.75%
5 YEAR WAITING PERIOD...........................................................         0.35%                      0.50%

                                                     ISSUED BEFORE        ISSUED AGE 70        ISSUED BEFORE        ISSUED AGE 70
                                                         AGE 70             AND ABOVE              AGE 70             AND ABOVE
GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION
1 RIDER
(as a percentage of average
Sub-account value)....................................   0.35%                0.45%                0.50%                0.60%
GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION
2 RIDER
(as a percentage of average
Sub-account value)...................................    0.55%                0.70%                0.80%                1.00%
GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION
1 AND OPTIONAL GUARANTEED MINIMUM INCOME
BENEFIT (GMIB) RIDERS
(as a percentage of average
Sub-account value)(4)...............................     0.65%                0.85%                1.00%                1.20%

--------------------------------------------------------------------------------

GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION
2 AND OPTIONAL GUARANTEED MINIMUM INCOME
BENEFIT (GMIB) RIDERS
(as a percentage of average Sub-account
value)(4).....................................           0.85%                1.10%                1.30%                1.60%

EARNINGS PROTECTION BENEFIT RIDER
BASE BENEFIT
(as a percentage of Contract Value as of each Contract Anniversary)..........................         0.25%             0.25%
OPTIONAL BENEFIT
(as a percentage of Contract Value as of the Contract Anniversary for each 1% of optional
coverage elected)............................................................................         0.01%             0.02%

                                                                    CURRENT CHARGE                        MAXIMUM CHARGE
                                                           ISSUED BEFORE      ISSUED AGE 70      ISSUED BEFORE      ISSUED AGE 70
                                                              AGE 70            AND ABOVE            AGE 70           AND ABOVE
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Guaranteed Minimum Withdrawal
Benefit (With 2 Year Waiting Period),
Guaranteed Minimum Death Benefit Option
2, Guaranteed Minimum Income Benefit and
only the Base Benefit under the Earnings
Protection Benefit rider).........................             3.25%              3.50%              4.20%              4.50%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                     MINIMUM           MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,          Gross: 0.27%      Gross: 10.10%
distribution and/or service (12b-1) fees, and other expenses(5)..............................      Net: 0.27%         Net: 5.11%

(1) The contingent deferred sales charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:


NUMBER OF CONTRACT YEARS FROM                                                                       CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                                                                         SALES CHARGE PERCENT
0-1....................................................................................                      7%
2  ....................................................................................                      6%
3  ....................................................................................                      5%
4 and more.............................................................................                      0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 4 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs and transfers made at the end of the Free Look Period do not count toward the 12 transfers per Contract year limit. All reallocations made on the same day count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if your Contract Value is $75,000 or more. The Contract Maintenance Charge may vary by state. We reserve the right to reduce or waive the fee.

(4) You can purchase a Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2007. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Investment Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,335.04      $3,434.75      $4,942.31        $8,767.30


ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $847.65       $1,123.16      $1,161.39        $2,494.99

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,335.04      $3,434.75      $4,942.31        $8,767.30

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $847.65       $1,123.16      $1,161.39        $2,494.99

(3) If you do not surrender your Contract and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $703.61       $2,977.09      $4,942.31        $8,767.30

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $219.61        $677.48       $1,161.39        $2,494.99

(4) If you surrender your Contract at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 4.50%:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,596.86      $4,080.01      $5,787.69        $9,626.35

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,109.47      $1,891.47      $2,407.86        $4,840.37

(5) If you annuitize at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 4.50% (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,596.86      $4,080.01      $5,787.69        $9,626.35

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,109.47      $1,891.47      $2,407.86        $4,840.37

(6) If you do not surrender your Contract and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 4.50%:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $963.61       $3,618.96      $5,787.69        $9,626.35

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $479.61       $1,441.77      $2,407.86        $4,840.37

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

   Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

THE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE REWARD ANNUITY CONTRACT

   This prospectus describes the variable annuity Contract We are offering. An annuity is a contract between you (the Owner) and the Company. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

   The Contract can provide certain benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   In certain states, the Contract may also offer a Fixed Account and a Market Value Adjustment Account. The Fixed Account and the Market Value Adjustment Account are part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. If you withdraw or transfer from a guaranteed period of the Market Value Adjustment Account before the end of a guarantee period, We will apply an adjustment to the amount. The Fixed Account and Market Value Adjustment Account are only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, Investment Portfolio Operating Expenses, optional rider fees and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request at Our administrative office, We will return the value of your Contract. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner.

   A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

   JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

   The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We

--------------------------------------------------------------------------------

receive notice of the assignment.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

ELECTRONIC ADMINISTRATION OF YOUR CONTRACT

   This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you have no right, to receive paper documents relating to your Contract from Us via U.S. Mail. You may obtain paper copies of documents related to your Contract by printing them from your computer.

   If you elect Electronic Administration, you must have Internet access so that you can view your Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. You should regularly check your Online Account, as you will have no other guaranteed means of knowing that information has been delivered to your Online Account. We may, from time to time, notify you by e-mail that We have delivered documents. However, this is no substitute for regularly checking your Online Account.

   You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. However, if you withdraw your consent to Electronic Administration, your expenses under the Contract may increase. (Refer to the Fee Table and the Insurance Charges in the Expenses section of this prospectus for more information about these fees.). After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. If you consent to Electronic Administration, your expenses under the Contract will decrease. (Refer to the Expenses section of this prospectus for more information.) In certain states, there is no difference between the expenses for Contracts with Electronic Administration and Contracts without Electronic Administration. Consult your Contract for details.

   Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively. We may archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Online Account.

   Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.

   We will send all other documents related to your Contract to your Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Online Account when you purchase the Contract and We maintain it for you at Our Website.

   You will have access to your Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Online Account upon 30 days' notice, which We will deliver to your Online Account. Upon receipt of such a notice, you should consider printing the information held in your Online Account as We will not provide paper copies of any deleted document.

   We have no present intention of deleting documents from your Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Online Account so that you will have an opportunity to print the documents that are subject to deletion.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US

   Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We are not responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

   We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working

--------------------------------------------------------------------------------

between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

CONFIRMATIONS AND STATEMENTS

   We will send a confirmation statement to your Online Account each time you change your Investment Allocations of Record, We receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, the Fixed Account and/or the Market Value Adjustment Account or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer may be an individual statement or may be part of your next quarterly statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask Us to correct an erroneous transaction.

   We deliver statements to your Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

   If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561 and We will answer your questions as promptly as We can.

NON-ELECTRONIC ADMINISTRATION OF YOUR CONTRACT

   If you do not elect Electronic Administration, you may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Personal File. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   See "Electronic Administration of Your Contract" for information about how transactions are processed through Our Website.

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

  You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payments according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them in the same way as your first Purchase Payment, unless you tell Us otherwise. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange (or applicable bond market) closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment

--------------------------------------------------------------------------------

Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

-------------------------------------------------------------------

                   15 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Dynamic Dow              Dynamic OTC           Dynamic S&P 500
-------------------------------------------------------------------
Dynamic Strengthening    Dynamic Weakening     Europe Advantage
Dollar                   Dollar
-------------------------------------------------------------------
Government Long Bond     Invesrse Government   Inverse Mid-Cap
Advantage                Long Bond             Growth
-------------------------------------------------------------------
Inverse Dynamic Dow      Inverse OTC           Russell 2000
                                               Advantage
-------------------------------------------------------------------
Inverse S&P 500          Japan Advantage       Large-Cap Growth
-------------------------------------------------------------------
Mid cap Advnatage        Mid-Cap Growth        Nova
-------------------------------------------------------------------
OTC                      Sector Rotation       Small-Cap Growth
-------------------------------------------------------------------
Small-Cap Value          U.S. Govt Money Mkt
-------------------------------------------------------------------

                   30 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Banking                  Energy Services       Real Estate
-------------------------------------------------------------------
Basic Materials          Financial Services    Retailing
-------------------------------------------------------------------
Biotechnology            Health Care           Technology
-------------------------------------------------------------------
Commodities              Internet              Telecommunication
-------------------------------------------------------------------
Consumer Products        Leisure               Transportation
-------------------------------------------------------------------
Electronics              Precious Metals       Utilities
-------------------------------------------------------------------
Energy
-------------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses are available at Our Website. If you did not consent to Electronic Administration, copies of these prospectuses will be sent to you when required by law. If you would like a copy of an Investment Portfolio prospectus, call Us at: (866) 667-0561 or visit Our Website. See Appendix B, which contains a summary of the investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services, which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account is a non-unitized separate account that offers an interest rate that is guaranteed to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

   See your Contract for more information regarding the Fixed Account.

THE MARKET VALUE ADJUSTMENT ACCOUNT

   From time to time, We may also make guarantee periods of the Market Value Adjustment Account available to you. If you take money out of a guarantee period of the Market Value Adjustment Account (whether by withdrawal, transfer, or annuitization) before the end of a guaranteed period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However you will never get back less than your investment in the Market Value Adjustment Account less prior withdrawals and accumulated at the minimum rate prescribed by applicable state law. We may, however, deduct any applicable Contingent Deferred Sales Charge. The Market Value Adjustment Account may not be available in your state.

   The Market Value Adjustment Account is not registered under the federal securities laws and is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Market Value Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Market Value Adjustment Account.

   See your Contract for more information regarding the Market Value Adjustment Account.

THE GENERAL ACCOUNT

   During the Annuity Period, if you elect a fixed annuity your Annuity Payments will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the Annuity Payments you receive will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how to vote those shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account (if available), the Market Value Adjustment Account (if available) and the Sub-accounts. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, to or from the Market Value Adjustment Account, and to or from any Sub-account. If you have elected Electronic Administration, transfers may be made by submitting the request through Our Website. Otherwise, you may submit the request to Our administrative office in writing or in any manner otherwise acceptable to Us in accordance with Our administrative procedures. The following apply to any transfer during the Accumulation Period:

   1. Currently, there are no limits on the number of transfers that can be made. However, a transfer fee of $25 may be deducted for each transfer in excess of 12.

   2. Limits on transfers into or out of the Fixed Account and the Market Value Adjustment Account may apply. 3. Your request for a transfer must clearly state which Sub-account, Fixed Account or Market Value Adjustment Account is involved in the transfer.

   4. Your request for a transfer must clearly state how much the transfer is for.

   5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners.

   6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

   TRANSFERS DURING THE ANNUITY PERIOD. You can make up to 12 free transfers every Contract year during the Annuity Period. Thereafter, We may impose a $25 charge per transfer. The following rules also apply to any transfer during the Annuity Period:

   1. No transfers can be made to or from the Fixed Account.

   2. No transfers can be made to or from the Market Value Adjustment Account.

   3. You may only make transfers between the Investment Portfolios.

   4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY(INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other

--------------------------------------------------------------------------------

persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

   We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Options which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, and Rydex Hedged Equity Fund which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, the PIMCO VIT Money Market Portfolio and the 40|86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Option). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------------
                           30 DAY HOLD
-------------------------------------------------------------------
CLS AdvisorOne Amerigo    CLS AdvisorOne        Federated Capital
                          Clermont              Income Fund II
-------------------------------------------------------------------
Federated High Income     Federated             Legg Mason
Bond Fund II              International         Aggressive Growth
                          Equity Fund II
-------------------------------------------------------------------
Legg Mason All Cap        Legg Mason            Legg Mason High
                          Government            Yield Bond
-------------------------------------------------------------------
Legg Mason Large Cap      Legg Mason            Legg Mason Total
Growth                    Strategic Bond        Return
-------------------------------------------------------------------
Lord Abbett America's     Lord Abbett Growth    Rydex Absolute
Value                     and Income            Return Strategies
-------------------------------------------------------------------
Rydex Hedged Equity       Rydex Mult-Cap Core   Rydex Sector
                          Equity                Rotation
-------------------------------------------------------------------
                           60 DAY HOLD
-------------------------------------------------------------------
Dreyfus Disciplined       Dreyfus               Dreyfus Small Cal
Stock                     International Value   Stock
-------------------------------------------------------------------
Dreyfus Socially          Dreyfus Stock Index
Responsible Growth
-------------------------------------------------------------------
                           90 DAY HOLD
-------------------------------------------------------------------
40|86 Series Trust High   AllianceBernstein     Janus Aspen
Yield Portfolio           Growth and Income     Growth and Income
-------------------------------------------------------------------
Janus Aspen               Janus Aspen Large     Janus Aspen
International Growth      Cap Growth            Mid-Cap Growth
-------------------------------------------------------------------
Janus Aspen Worldwide     Third Avenue Value
Growth
-------------------------------------------------------------------

--------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Option in Contract 1, you will have to wait at least seven (7) days to make a sale in the same Investment Option in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. These systematic transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements and disclosure of Investment Portfolio securities holdings to individuals.

   If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may select the Business Day when Dollar Cost Averaging transfers will occur. You can sign up for the DCA Program for a specified time period. Dollar cost averaging will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Sub-account(s) regardless of fluctuating price levels of the Sub-account(s). The Market Value Adjustment Account is not available under the DCA Program. You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the balancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account or the Market Value Adjustment Account. You can discontinue rebalancing at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between two Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. There is no charge for this Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Market Value Adjustment Account. The Insurance Charges will vary depending on whether, at the time of application, you choose to elect one of the Guaranteed Minimum Death Benefits (GMDB) and/or the Guaranteed Minimum Income Benefits (GMIB). Additionally, your Insurance Charges will vary depending whether you have consented to Electronic Administration. Your Insurance Charges will also depend on your age at the time you apply for the Contract.

   The Insurance Charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits We derive from the Insurance Charges will become part of Our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

INSURANCE CHARGES IF YOU CONSENT TO ELECTRONIC ADMINISTRATION

   If you are under age 70, at the time of application, your Insurance Charges will be as follows:

  GMDB       GMDB          GMIB       CURRENT       MAXIMUM
OPTION 1   OPTION 2                  INSURANCE     INSURANCE
ELECTED    ELECTED       ELECTED       CHARGE       CHARGE

   No         No            No         1.60%         1.85%
  Yes         No            No         1.95%         2.35%
   No        Yes            No         2.15%         2.65%
  Yes         No           Yes         2.25%         2.85%
   No        Yes           Yes         2.45%         3.15%


   If you are age 70 or above, at the time of application, your Insurance Charges will be as follows:

  GMDB       GMDB                     CURRENT       MAXIMUM
OPTION 1   OPTION 2       GMIB       INSURANCE     INSURANCE
ELECTED     ELECTED      ELECTED       CHARGE       CHARGE

   No         No           No          1.60%         1.85%
  Yes         No           No          2.05%         2.45%
   No         Yes          No          2.30%         2.85%
  Yes         No           Yes         2.45%         3.05%
   No         Yes          Yes         2.70%         3.45%

INSURANCE CHARGES, IF YOU DO NOT CONSENT TO ELECTRONIC ADMINISTRATION

   If you are under age 70, at the time of application, your Insurance Charges will be as follows:

  GMDB       GMDB                     CURRENT       MAXIMUM
OPTION 1   OPTION 2       GMIB       INSURANCE     INSURANCE
ELECTED     ELECTED      ELECTED       CHARGE       CHARGE

   No         No           No          1.65%         1.90%
  Yes         No           No          2.00%         2.40%
   No         Yes          No          2.20%         2.70%
  Yes         No           Yes         2.30%         2.90%
   No         Yes          Yes         2.50%         3.20%

   If you are age 70 or above, at the time of application, your Insurance Charges will be as follows:

  GMDB       GMDB                     CURRENT       MAXIMUM
OPTION 1   OPTION 2       GMIB       INSURANCE     INSURANCE
ELECTED     ELECTED      ELECTED       CHARGE       CHARGE

   No         No           No          1.65%         1.90%
  Yes         No           No          2.10%         2.50%
   No         Yes          No          2.35%         2.90%
  Yes         No           Yes         2.50%         3.10%
   No         Yes          Yes         2.75%         3.50%

   In certain states, Insurance Charges may not depend on whether you have consented to Electronic Administration. See your Contract for details.

CONTRACT MAINTENANCE CHARGE

   On each Contract Anniversary during the Accumulation Period, We deduct $35 (depending on your state this charge can range from $30 up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract. In certain states, your Contract Maintenance Charge may be lower if you consent to Electronic Administration. See your Contract for details.

   We do not deduct the Contract Maintenance Charge if the value of your Contract is $75,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $75,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $75,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance and then from the Market Value Adjustment Account with the largest balance.

   No Contract Maintenance Charge is deducted during the Annuity Period.

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CONTINGENT DEFERRED SALES CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the Contingent Deferred Sales Charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The Contingent Deferred Sales Charge is as follows:

NUMBER OF YEARS                                   CONTINGENT
FROM RECEIPT OF                                 DEFERRED SALES
PURCHASE PAYMENT                                   CHARGE

     0-1                                              7%
     2                                                6%
     3                                                5%
     4 and more                                       0%

   In addition, the following circumstances further limit or reduce Contingent Deferred Sales Charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from .9 to 0 for Contract years one through ten and later, respectively.

   In accordance with Our administrative procedures which are subject to change at any time, when you request a partial withdrawal you must tell Us whether the amount requested is

   o  the net amount; or

   o  the gross amount; or

   o the amount net of Contingent Deferred Sales Charges and gross of taxes withheld.

   If you specify the net amount, you will receive the amount specified. Any Contingent Deferred Sales Charges and tax withholding will be deducted from the remaining Contract Value.

   If you specify the gross amount, the amount you receive will reflect a deduction for any Contingent Deferred Sales Charges and taxes withheld.

   If you specify the net of Contingent Deferred Sales Charges and gross of tax withholding amounts, you will receive the amount specified less any taxes withheld. Any Contingent Deferred Sales Charges will be deducted from the remaining Contract Value.

   For tax purposes, withdrawals from Non-Qualified Contracts are generally considered to have come from earnings first.

   FREE WITHDRAWALS. Each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for more 4 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o  your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o  confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o  We receive proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner.

   This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

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   o  This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   o This benefit may only be used one time including in the case of Joint Owners. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner.

   This benefit may not be available in your state.

   With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the Contract is owned by Joint Owners, these benefits apply to either Owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our Company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   You can make up to 12 free transfers each Contract year. If you make more than 12 transfers in a Contract year, you may be charged a transfer fee of $25 per transfer. Depending on your state, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer your funds from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, next from the Sub-account and then from Market Value Adjustment Account with the largest balance that is involved in the transfer.

   During the Annuity Period, the transfer fee will be deducted from the Annuity Payment following your transfer.

   If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or Interest Sweep Program, it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

EARNINGS PROTECTION BENEFIT

   If, at the time of application, you select the Earnings Protection Benefit rider ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit: 0.25% of Contract Value as of the Contract
                  Anniversary.

For Optional      0.01% of Contract Value as of the Contract
Benefit:          Anniversary for each 1% of optional
(Current Charge)  coverage elected.

For Optional      0.02% of Contract Value as of the Contract
Benefit:          Anniversary for each 1% of optional
(Maximum Charge)  coverage elected.

   If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. The Contract Anniversary is the anniversary of the day you purchased the Contract. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Investment Portfolios. We may increase this charge up to a maximum charge of 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Investment Portfolios. We may increase this charge up to a maximum charge of 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of your interest in the various Sub-accounts, the Fixed Account and the Market Value Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The Contract Value is variable and is affected by the



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investment performance of the Investment Portfolios, the expenses of the
Investment Portfolios and the deduction of charges under the Contract. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and, if applicable, charges for the Guaranteed Minimum Withdrawal Benefit.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange (or applicable bond market) closes each day and then credit your Contract.

   EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

   Money can be taken out of your Contract:

   o by making a withdrawal (either a partial or a complete withdrawal);

   o  by electing to receive Annuity Payments; or

   o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

   If you make a partial withdrawal, you must tell Us which Investment Option(s) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. There must be at least $500 left in the Contract after you make a partial withdrawal. If you do not have at least $500 in the Contract, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges.

   Once We receive your written request for a withdrawal from a Sub-account, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of the Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-accounts. Withdrawals made under this rider will reduce your Contract Value.

   If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment ("Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are zero during the Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments



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before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

   If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

   o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

   If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

   Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your current Contract Value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or the Death Benefit Amount payable under your Contract.

   You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

   Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

   1. the New York Stock Exchange (or applicable bond market) is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange (or applicable bond market) is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Market Value Adjustment Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Options until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If death occurs prior to age 80 and you did not elect one of the two optional Guaranteed Minimum Death Benefits, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

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   (2)  the total Purchase Payments you have made, less any Adjusted Partial
        Withdrawals and Contingent Deferred Sales Charges, and any applicable premium taxes.

   If death occurs at age 80 or later, the Death Benefit Amount will be your Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS

   For an extra charge, at the time you purchase the Contract, you can choose one of two optional Guaranteed Minimum Death Benefit options each of which, depending on market conditions, may provide a greater Death Benefit Amount than the death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

   (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

   (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals made subsequent to such Contract Anniversary, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

   (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

   (2) the Contract Value as of the Business Day We receive due proof of death and a payment election;

   (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals made subsequent to such Contract Anniversary, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals; or

   (4) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   For purposes of these two optional Guaranteed Minimum Death Benefits, if death occurs at age 80 or later, the Death Benefit Amount will be your Contract Value as of the Business Day We receive due proof of death and a payment election.

   It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   If you take a partial withdrawal at a time when your Death Benefit Amount is greater than your Contract Value, your Death Benefit Amount may then be reduced by an amount greater than the amount withdrawn.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

   If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary can elect to continue the optional Guaranteed Minimum Death Benefit. However, for purposes of determining the new death benefit amount, the Contract Value on the date the Contract is continued is treated as the premium.

   THESE BENEFITS MAY NOT BE AVAILABLE IN YOUR STATE.

OPTIONAL EARNINGS PROTECTION BENEFIT (EPB)

   The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any Death Benefit Amount under the Contract or any other rider. Withdrawals from the Contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

   BASE DEATH BENEFIT. Upon the death of the Owner, We will add an amount to the Death Benefit Amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain to the Beneficiary upon Our receipt of due proof of death of the Owner at Our administrative office.

   OPTIONAL DEATH BENEFIT. If Owner death occurs after the fifth Contract Anniversary and the optional death benefit is selected, We add to the Death Benefit Amount, in addition to the rider's base death benefit, an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon Our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity Contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

   ELIGIBLE GAIN. Eligible Gain is the least of:

   o  the Contract gain; or

   o if death occurs before the first Contract Anniversary, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

   o if death occurs after the first Contract Anniversary has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

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   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

   o  the partial withdrawal amount; divided by

   o  the Contract Value prior to the withdrawal; multiplied by

   o  the sum of all Purchase Payments less all prior Equivalency Withdrawals.

   If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

   CONTRACT GAIN. The Contract Gain is calculated deducting Purchase Payments less Equivalency Withdrawals from the Contract Value.

   OPTIONAL GAIN. The Optional Gain is:

   o  the Optional Coverage Percentage; multiplied by

   o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

   o the sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   o  The Annuity Date; or

   o  Full surrender; or

   o  Death of the Owner; or

   o  Transfer of ownership.

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

   It is possible that the IRS may take the position that charges for the Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   See Appendix C for examples of how this benefit works.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect the Death Benefit Amount to be paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or of any Joint Owner.

   Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount;

   o    elect a lump sum payment of the Death Benefit Amount; or

   o    apply the Death Benefit Amount to an Annuity Option.

   If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

   If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, a new Annuitant may not be named, and death benefit will become due and payable.

   Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which those payments begin. We call that date the Annuity Date. We determine the Annuity Payments based on the life expectancy of the Annuitant.

   Your Annuity Date cannot be any earlier than 90 days after We issue the Contract. Annuity payments must begin by the earlier of the Annuitant's 90th birthday or the maximum date allowed by law. To receive the Guaranteed Minimum Income Benefit, there are certain Annuity Date requirements (see below). You can change the Annuity Date at any time prior to 30 days of the existing Annuity Date by providing Us with a written request.

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   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell Us otherwise, any moneys in the Market Value Adjustment Account and the Fixed Account will be applied toward a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to the Annuity Option on the Annuity Date;

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3)   The performance of the Investment Portfolio(s) you selected; and

   4)   The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than the 3% or 5% (as you selected) AIR your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency with a minimum of 5 years of guaranteed Annuity Payments, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward an Annuity Option. In that case, We may make a single lump sum payment to you instead of monthly Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

   For an extra charge, you can elect the Guaranteed Minimum Income Benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.

   Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is the greater of:

   (1) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

   (2) the Contract Value less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or

   (3) the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals made subsequent to such Contract Anniversary, and limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is the greater of:

   (1) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

   (2) the Contract Value less any premium tax, less any Contingent Deferred Sales Charges, and less any Contract Maintenance Charges;

   (3) the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals made subsequent to such Contract Anniversary, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals; or

   (4) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of annuitization, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   Irrespective of which Guaranteed Minimum Death Benefit option you choose, the Guaranteed Minimum Income Benefit base after your 80th birthday is equal to the Contract Value, less any premium tax, less any Contingent Deferred Sales Charges, and less any Contract Maintenance Charges.

   If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

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   If you elect this Guaranteed Minimum Income Benefit, the following limitations will apply:

   o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

   o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

   o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

   o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

   o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

   On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

   It is possible that the IRS may take the position that charges for the Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option, which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. However, as to any variable portion of your Annuity Payment under Option 1 or Option 3, you may access your money during the Annuity Period with a partial or full withdrawal by electing to receive the present value discounted at the Assumed Investment Rate (AIR). Once you elect to receive the present value, no further variable Annuity Payments will be made as to the amount withdrawn. For a partial withdrawal, subsequent Annuity Payments will only consist of the remaining variable Annuity Payments and fixed Annuity Payments, if any.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, the Beneficiary may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due of proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified period certain to your Beneficiary. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due of proof of death) discounted at the Assumed Investment Rate for a variable Annuity Option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due of proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments as long as either the Annuitant or a joint Annuitant is alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money-generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the


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Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Separate Account have not been explicitly addressed in published rulings. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary by using the life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-2; or

(b) if the Owner's only designated beneficiary is the Owner's spouse and the spouse is more than 10 years younger than the Owner, then the distribution period is determined by using the joint life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-3. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity You own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not only the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual


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Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o    made on or after the taxpayer reaches age 59 1/2;

   o    made on or after the death of an Owner;

   o    attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit, charges for the optional Guaranteed Minimum Death Benefit and charges for the Guaranteed Minimum Income Benefit under the Contract are deemed to be taxable distributions to you. Although We do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be



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deductible in whole or in part, depending on the individual's income.
Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account J (Separate Account), to hold the assets that underlie the Contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on November 3, 2003. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts We may issue.

   Where permitted by law, We may:

   o    create new Separate Accounts;

   o combine Separate Accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o    transfer the Separate Account to another insurance Company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o    make the Sub-accounts available under other policies We issue;

   o    add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

   o deregister the Separate Account under the Investment Company Act of 1940; and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the

--------------------------------------------------------------------------------

Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account J are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2005, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account J for the year ended December 31, 2005 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account J for the year ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A--CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

THE FOLLOWING SCHEDULE INCLUDES ACCUMULATION UNIT VALUES FOR THE PERIODS INDICATED. THIS DATA HAS BEEN TAKEN FROM THE JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J'S FINANCIAL STATEMENTS. THIS INFORMATION SHOULD BE READ IN CONJUNCTION WITH JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J'S FINANCIAL STATEMENTS AND RELATED NOTES WHICH ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE TABLES BELOW PROVIDE PER UNIT INFORMATION ABOUT THE FINANCIAL HISTORY OF EACH SUBACCOUNT FOR THE PERIODS ENDED DECEMBER 31.

  The table reflects two different levels of charges.

  o Line (a) shows the Standard contract without any optional benefits and with electronic administration - this represents the lowest annual mortality and expense fee of 1.60%.

  o Line (b) shows the Standard contract with optional GMDB2 and GMIB2 elected and with paper administration - this represents the highest mortality and expense fee of 3.25%.

                                                             2005          2004
--------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------
Beginning AUV                               (a)           $10.890       $10.011
                                            (b)           $10.770        $9.998

Ending AUV                                  (a)           $11.322       $10.890
                                            (b)           $11.014       $10.770

Ending number of AUs                                           90            92

EQUITY PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $11.883       $10.196
                                            (b)           $11.752       $10.183

Ending AUV                                  (a)           $13.032       $11.883
                                            (b)           $12.678       $11.752

Ending number of AUs                                        3,435            68

FIXED INCOME PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------

Beginning AUV                               (a)           $10.365        $9.950
                                            (b)           $10.250        $9.937

Ending AUV                                  (a)           $10.431       $10.365
                                            (b)           $10.148       $10.250

Ending number of AUs                                          459            67

GOVERNMENT SECURITIES PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------------------
Beginning AUV                               (a)           $10.167        $9.960
                                            (b)           $10.054        $9.947

Ending AUV                                  (a)           $10.179       $10.167
                                            (b)            $9.902       $10.054

Ending number of AUs                                          988             0

                                                             2005          2004
--------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $10.759        $9.828
                                            (b)           $10.640        $9.815

Ending AUV                                  (a)           $10.710       $10.759
                                            (b)           $10.419       $10.640

Ending number of AUs                                        1,043            90

MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------
Beginning AUV                               (a)            $9.965        $9.993
                                            (b)            $9.855        $9.980

Ending AUV                                  (a)           $10.090        $9.965
                                            (b)            $9.815        $9.855

Ending number of AUs                                        1,214         1,217

--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

BASIC VALUE FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.742       $10.043
                                            (b)           $10.623       $10.029

Ending AUV                                  (a)           $11.146       $10.742
                                            (b)           $10.843       $10.623

Ending number of AUs                                          538             0

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------

Beginning AUV                               (a)           $10.735       $10.061
                                            (b)           $10.616       $10.048

Ending AUV                                  (a)           $11.189       $10.735
                                            (b)           $10.885       $10.616

Ending number of AUs                                          168            13

GLOBAL HEALTH CARE FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $10.211        $9.911
                                            (b)           $10.098        $9.898

Ending AUV                                  (a)           $10.869       $10.211
                                            (b)           $10.573       $10.098

Ending number of AUs                                           35             0

HIGH YIELD FUND  (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.753        $9.758
                                            (b)           $10.634        $9.746

Ending AUV                                  (a)           $10.871       $10.753
                                            (b)           $10.575       $10.634

Ending number of AUs                                           45             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------
Beginning AUV                               (a)           $10.769       $10.075
                                            (b)           $10.650       $10.062

Ending AUV                                  (a)           $11.369       $10.769
                                            (b)           $11.060       $10.650

Ending number of AUs                                            0             0

REAL ESTATE FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------

Beginning AUV                               (a)           $13.801       $10.585
                                            (b)           $13.648       $10.571

Ending AUV                                  (a)           $15.516       $13.801
                                            (b)           $15.094       $13.648

Ending number of AUs                                          144           164

TECHNOLOGY FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------
Beginning AUV                               (a)           $10.825       $10.225
                                            (b)           $10.706       $10.211

Ending AUV                                  (a)           $10.886       $10.825
                                            (b)           $10.590       $10.706

Ending number of AUs                                           36             0
--------------------------------------------------------------------------------

THE ALGER AMERICAN FUNDS:

GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.596       $10.252
                                            (b)           $10.479       $10.239

Ending AUV                                  (a)           $11.683       $10.596
                                            (b)           $11.365       $10.479

Ending number of AUs                                      450,633           369

LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)           $10.653       $10.288
                                            (b)           $10.536       $10.275

Ending AUV                                  (a)           $11.999       $10.653
                                            (b)           $11.673       $10.536

Ending number of AUs                                            0             0

MIDCAP GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $11.093       $10.160
                                            (b)           $10.970       $10.146

Ending AUV                                  (a)           $11.990       $11.093
                                            (b)           $11.664       $10.970

Ending number of AUs                                        2,980             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------------
Beginning AUV                               (a)           $11.043       $10.119
                                            (b)           $10.921       $10.106

Ending AUV                                  (a)           $12.703       $11.043
                                            (b)           $12.357       $10.921

Ending number of AUs                                        1,046             0

--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC:

VP BALANCED FUND (INCEPTION DATE MAY 1, 2005)
---------------------------------------------
Beginning AUV                               (a)           $10.041           N/A
                                            (b)           $10.040           N/A

Ending AUV                                  (a)           $10.585           N/A
                                            (b)           $10.468           N/A

Ending number of AUs                                            0           N/A

VP INCOME & GROWTH FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $11.022       $10.018
                                            (b)           $10.900       $10.005

Ending AUV                                  (a)           $11.350       $11.022
                                            (b)           $11.041       $10.900

Ending number of AUs                                          324             0

VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------------

Beginning AUV                               (a)           $10.539       $10.136
                                            (b)           $10.423       $10.123

Ending AUV                                  (a)           $10.534       $10.539
                                            (b)           $10.247       $10.423

Ending number of AUs                                          140             0

VP INTERNATIONAL FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------
Beginning AUV                               (a)           $11.204        $9.956
                                            (b)           $11.080        $9.943

Ending AUV                                  (a)           $12.488       $11.204
                                            (b)           $12.148       $11.080

Ending number of AUs                                          215             0

VP VALUE FUND (INCEPTION DATE MAY 28, 2004)
-------------------------------------------
Beginning AUV                               (a)           $10.916       $10.000
                                            (b)           $10.795        $9.987

Ending AUV                                  (a)           $11.284       $10.916
                                            (b)           $10.977       $10.795

Ending number of AUs                                          410             0

--------------------------------------------------------------------------------

DIREXION INSURANCE TRUST

DYNAMIC VP HY BOND FUND (INCEPTION DATE MAY 1, 2005)
----------------------------------------------------
Beginning AUV                               (a)           $10.056           N/A
                                            (b)           $10.054           N/A

Ending AUV                                  (a)           $10.417           N/A
                                            (b)           $10.302           N/A

Ending number of AUs                                       13,038           N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:

DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (INCEPTION DATE MAY 1, 2005)
--------------------------------------------------------------------
Beginning AUV                               (a)           $10.131           N/A
                                            (b) $10.130 N/A

Ending AUV                                  (a)           $11.477           N/A
                                            (b)           $11.351           N/A

Ending number of AUs                                            0           N/A

--------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------------------------------
Beginning AUV                               (a)           $10.476       $10.079
                                            (b)           $11.360       $10.066

Ending AUV                                  (a)           $10.683       $10.476
                                            (b)           $10.392       $11.360

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------------
Beginning AUV                               (a)           $10.875       $10.061
                                            (b)           $10.755       $10.048

Ending AUV                                  (a)           $11.205       $10.875
                                            (b)           $10.900       $10.755

Ending number of AUs                                          321           138

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------
Beginning AUV                               (a)           $10.746        $9.998
                                            (b)           $10.627        $9.984

Ending AUV                                  (a)           $11.238       $10.746
                                            (b)           $10.933       $10.627

Ending number of AUs                                            0             0

INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------------
Beginning AUV                               (a)           $11.427        $9.987
                                            (b)           $11.300        $9.974

Ending AUV                                  (a)           $12.583       $11.427
                                            (b)           $12.241       $11.300

Ending number of AUs                                          244             0

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $10.900        $9.888
                                            (b)           $10.780        $9.875

Ending AUV                                  (a)           $11.402       $10.900
                                            (b)           $11.092       $10.780

Ending number of AUs                                            0             0

HIGH INCOME BOND FUND II (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------

Beginning AUV                               (a)           $10.702        $9.842
                                            (b)           $10.584        $9.829

Ending AUV                                  (a)           $10.812       $10.702
                                            (b)           $10.518       $10.584

Ending number of AUs                                       48,237        16,060

INTERNATIONAL EQUITY FUND II  (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------------
Beginning AUV                               (a)           $11.111        $9.996
                                            (b)           $10.989        $9.983

Ending AUV                                  (a)           $11.928       $11.111
                                            (b)           $11.604       $10.989

Ending number of AUs                                          507             0

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------

Beginning AUV                               (a)           $11.090       $10.037
                                            (b)           $10.967       $10.024

Ending AUV                                  (a)           $12.260       $11.090
                                            (b)           $11.927       $10.967

Ending number of AUs                                        1,862             0

INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------------
Beginning AUV                               (a)           $11.232        $9.466
                                            (b)           $11.107        $9.454

Ending AUV                                  (a)           $14.624       $11.232
                                            (b)           $14.226       $11.107

Ending number of AUs                                          118             0

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)           $10.515       $10.125
                                            (b)           $10.398       $10.111

Ending AUV                                  (a)           $10.792       $10.515
                                            (b)           $10.498       $10.398

Ending number of AUs                                          239             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------
Beginning AUV                               (a)           $11.479       $10.140
                                            (b)           $11.352       $10.126

Ending AUV                                  (a)           $12.687       $11.479
                                            (b)           $12.342       $11.352

Ending number of AUs                                          157             0

WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)           $10.254        $9.643
                                            (b)           $10.141        $9.630

Ending AUV                                  (a)           $10.684       $10.254
                                            (b)           $10.393       $10.141

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC:

EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------

Beginning AUV                               (a)           $12.636        $9.605
                                            (b)           $12.496        $9.592

Ending AUV                                  (a)           $17.507       $12.636
                                            (b)           $17.032       $12.496

Ending number of AUs                                          305             0

EQUITY PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.902       $10.059
                                            (b)           $10.781       $10.045

Ending AUV                                  (a)           $11.091       $10.902
                                            (b)           $10.790       $10.781

Ending number of AUs                                          275           275

INTERNATIONAL EQUITY PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------------
Beginning AUV                               (a)           $11.277        $9.854
                                            (b)           $11.152        $9.841

Ending AUV                                  (a)           $12.280       $11.277
                                            (b)           $11.946       $11.152

Ending number of AUs                                          273           267

SMALL CAP PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------
Beginning AUV                               (a)           $11.213       $10.068
                                            (b)           $11.089       $10.054

Ending AUV                                  (a)           $11.476       $11.213
                                            (b)           $11.164       $11.089

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

AGGRESSIVE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2005)
--------------------------------------------------------
Beginning AUV                               (a)           $10.029           N/A
                                            (b)           $10.028           N/A

Ending AUV                                  (a)           $11.740           N/A
                                            (b)            11.611           N/A

Ending number of AUs                                            0           N/A

ALL CAP PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------

Beginning AUV                               (a)           $10.684       $10.115
                                            (b)           $10.566       $10.068

Ending AUV                                  (a)           $10.940       $10.684
                                            (b)           $10.643       $10.566

Ending number of AUs                                            0             0

GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2005)
-------------------------------------------------
Beginning AUV                               (a)            $9.999           N/A
                                            (b)            $9.997           N/A

Ending AUV                                  (a)            $9.999           N/A
                                            (b)            $9.889           N/A

Ending number of AUs                                            0           N/A

HIGH YIELD BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)
------------------------------------------------------

Beginning AUV                               (a)           $10.009           N/A
                                            (b)           $10.008           N/A

Ending AUV                                  (a)           $10.537           N/A
                                            (b)           $10.421           N/A

Ending number of AUs                                            0           N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)            $9.910       $10.064
                                            (b)            $9.800       $10.051

Ending AUV                                  (a)           $10.262        $9.910
                                            (b)            $9.983        $9.800

Ending number of AUs                                            0             0

STRATEGIC BOND PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------
Beginning AUV                               (a)           $10.599        $9.941
                                            (b)           $10.482        $9.928

Ending AUV                                  (a)           $10.689       $10.599
                                            (b)           $10.398       $10.482

Ending number of AUs                                           85             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------

Beginning AUV                               (a)           $10.580        $9.996
                                            (b)           $10.463        $9.983

Ending AUV                                  (a)           $10.758       $10.580
                                            (b)           $10.465       $10.463

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:

AMERICA'S VALUE (INCEPTION DATE MAY 28, 2004)
---------------------------------------------
Beginning AUV                               (a)           $11.206        $9.955
                                            (b)           $11.082        $9.942

Ending AUV                                  (a)           $11.446       $11.206
                                            (b)           $11.135       $11.082

Ending number of AUs                                            0           240

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------
Beginning AUV                               (a)           $11.090       $10.016
                                            (b)           $10.968       $10.003

Ending AUV                                  (a)           $11.269       $11.090
                                            (b)           $10.963       $10.968

Ending number of AUs                                           89             0

--------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------
Beginning AUV                               (a)           $10.858        $9.987
                                            (b)           $10.737        $9.974

Ending AUV                                  (a)           $10.995       $10.858
                                            (b)           $10.696       $10.737

Ending number of AUs                                            0             0

HIGH INCOME BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)
-------------------------------------------------------
Beginning AUV                               (a)            $9.999           N/A
                                            (b)            $9.997           N/A

Ending AUV                                  (a)           $10.308           N/A
                                            (b)           $10.195           N/A

Ending number of AUs                                            0           N/A

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

LIMITED MATURITY BOND PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------------------

Beginning AUV                               (a)            $9.962        $9.987
                                            (b)            $9.852        $9.974

Ending AUV                                  (a)            $9.946        $9.962
                                            (b)            $9.676        $9.852

Ending number of AUs                                          142             0

MIDCAP GROWTH PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $11.373       $10.129
                                            (b)           $11.247       $10.116

Ending AUV                                  (a)           $12.731       $11.373
                                            (b)           $12.384       $11.247

Ending number of AUs                                            0             0

PARTNERS PORTFOLIO (INCEPTION DATE MAY 28, 2004)
------------------------------------------------
Beginning AUV                               (a)           $11.479       $10.088
                                            (b)           $11.352       $10.075

Ending AUV                                  (a)           $13.336       $11.479
                                            (b)           $12.974       $11.352

Ending number of AUs                                          386            75

REGENCY PORTFOLIO (INCEPTION DATE MAY 28. 2004)
-----------------------------------------------

Beginning AUV                               (a)           $11.661       $10.131
                                            (b)           $11.532       $10.117

Ending AUV                                  (a)           $12.854       $11.661
                                            (b)           $12.504       $11.532

Ending number of AUs                                        1,101           708

SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------------
Beginning AUV                               (a)           $11.280       $10.077
                                            (b)           $11.155       $10.064

Ending AUV                                  (a)           $11.862       $11.280
                                            (b)           $11.540       $11.155

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:

MONEY MARKET FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------
Beginning AUV                               (a)            $9.963        $9.992
                                            (b)            $9.852        $9.979
Ending AUV

                                            (a)           $10.077        $9.963
                                            (b)            $9.803        $9.852

Ending number of AUs                                           47             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

REAL RETURN FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.759       $10.196
                                            (b)           $10.640       $10.183

Ending AUV                                  (a)           $10.810       $10.759
                                            (b)           $10.516       $10.640

Ending number of AUs                                        1,085           704

SHORT TERM FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------

Beginning AUV                               (a)            $9.997        $9.996
                                            (b)            $9.887        $9.983

Ending AUV                                  (a)           $10.087        $9.997
                                            (b)            $9.812        $9.887

Ending number of AUs                                          616           210

TOTAL RETURN FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------
Beginning AUV                               (a)           $10.357        $9.964
                                            (b)           $10.242        $9.951

Ending AUV                                  (a)           $10.442       $10.357
                                            (b)           $10.158       $10.242

Ending number of AUs                                          651             0

--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:

CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)
--------------------------------------------------
Beginning AUV                              (a)            $10.000           N/A
                                           (b)            $10.000           N/A

Ending AUV                                 (a)             $9.968           N/A
                                           (b)             $9.893           N/A

Ending number of AUs                                            0           N/A

EQUITY INCOME PORTFOLIO (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $11.367       $10.058
                                            (b)           $11.241       $10.045

Ending AUV                                  (a)           $11.804       $11.367
                                            (b)           $11.483       $11.241

Ending number of AUs                                        1,358             0

EUROPE PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $11.813       $10.067
                                            (b)           $11.682       $10.054

Ending AUV                                  (a)           $12.534       $11.813
                                            (b)           $12.193       $11.682

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

FUND PORTFOLIO (INCEPTION DATE MAY 28, 2004)
--------------------------------------------
Beginning AUV                               (a)           $11.003       $10.057
                                            (b)           $10.881       $10.044

Ending AUV                                  (a)           $11.472       $11.003
                                            (b)           $11.160       $10.881

Ending number of AUs                                            0             0

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2005)
-------------------------------------------------
Beginning AUV                               (a)           $10.003           N/A
                                            (b)           $10.002           N/A

Ending AUV                                  (a)           $10.431           N/A
                                            (b)           $10.316           N/A

Ending number of AUs                                            0           N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2005)
----------------------------------------------------
Beginning AUV                               (a)           $10.057           N/A
                                            (b)           $10.056           N/A

Ending AUV                                  (a)           $10.890           N/A
                                            (b)           $10.770           N/A

Ending number of AUs                                          317           N/A

ROYCE CAPITAL FUNDS:

MICRO-CAP FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------
Beginning AUV                               (a)           $10.787        $9.882
                                            (b)           $10.668        $9.869

Ending AUV                                  (a)           $11.849       $10.787
                                            (b)           $11.527       $10.668

Ending number of AUs                                          356             0

SMALL-CAP FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------
Beginning AUV                               (a)           $11.626       $10.062
                                            (b)           $11.497       $10.048

Ending AUV                                  (a)           $12.421       $11.626
                                            (b)           $12.084       $11.497

Ending number of AUs                                          353           178

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

CLS ADVISORONE AMERIGO FUND (INCEPTION DATE MAY 1, 2005)
--------------------------------------------------------

Beginning AUV                               (a)           $10.041           N/A
                                            (b)           $10.039           N/A

Ending AUV                                  (a)           $11.252           N/A
                                            (b)           $11.128           N/A

Ending number of AUs                                            0           N/A

CLS ADVISORONE CLERMONT FUND (INCEPTION DATE MAY 1, 2005)
---------------------------------------------------------
Beginning AUV                               (a)           $10.027           N/A
                                            (b)           $10.026           N/A

Ending AUV                                  (a)           $10.513           N/A
                                            (b)           $10.397           N/A

Ending number of AUs                                            0           N/A

BANKING FUND (INCEPTION DATE MAY 28, 2004)
------------------------------------------
Beginning AUV                               (a)           $11.560       $10.488
                                            (b)           $11.433       $10.474

Ending AUV                                  (a)           $11.063       $11.560
                                            (b)           $10.762       $11.433

Ending number of AUs                                            0             0

BASIC MATERIALS FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $12.351       $10.166
                                            (b)           $12.214       $10.153

Ending AUV                                  (a)           $12.646       $12.351
                                            (b)           $12.302       $12.214

Ending number of AUs                                        3,964             0

BIOTECHNOLOGY FUND (INCEPTION DATE (MAY 28, 2004)
-------------------------------------------------
Beginning AUV                               (a)            $9.237        $9.427
                                            (b)            $9.135        $9.415

Ending AUV                                  (a)           $10.061        $9.237
                                            (b)            $9.787        $9.135

Ending number of AUs                                        2,596             0

COMMODITIES FUND (INCEPTION DATE OCTOBER 21, 2005)
--------------------------------------------------
Beginning AUV                               (a)           $10.048           N/A
                                            (b)           $10.047           N/A

Ending AUV                                  (a)            $9.632           N/A
                                            (b)            $9.601           N/A

Ending Number of AUs                                          202           N/A

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $10.389        $9.918
                                            (b)           $10.274        $9.905

Ending AUV                                  (a)           $10.184       $10.389
                                            (b)            $9.907       $10.274

Ending number of AUs                                          709             0

DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
-----------------------------------------------
Beginning AUV                               (a)           $11.042        $9.918
                                            (b)           $10.973        $9.918

Ending AUV                                  (a)           $10.453       $11.042
                                            (b)           $10.219       $10.973

Ending number of AUs                                          134           134

DYNAMIC OTC FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $12.094       $10.440
                                            (b)           $11.961       $10.426

Ending AUV                                  (a)           $11.542       $12.094
                                            (b)           $11.228       $11.961

Ending number of AUs                                            0             0


DYNAMIC S&P 500 FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $11.543       $10.098
                                            (b)           $11.416       $10.085

Ending AUV                                  (a)           $11.745       $11.543
                                            (b)           $11.426       $11.416

Ending number of AUs                                          412           259

DYNAMIC STRENGTHENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)
-------------------------------------------------------------------
Beginning AUV                               (a)           $10.120           N/A
                                            (b) $10.120 N/A

Ending AUV                                  (a)           $10.346           N/A
                                            (b)           $10.312           N/A

Ending Number of AUs                                            0           N/A


DYNAMIC WEAKENING DOLLAR FUND (INCEPTION DATE JULY 15, 2005)
------------------------------------------------------------
Beginning AUV                               (a)            $9.880           N/A
                                            (b)            $9.880           N/A

Ending AUV                                  (a)            $9.655           N/A
                                            (b)            $9.624           N/A

Ending Number of AUs                                            0           N/A

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

ELECTRONICS FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)            $9.085       $10.823
                                            (b)            $8.985       $10.809

Ending AUV                                  (a)            $9.288        $9.085
                                            (b)            $9.035        $8.985

Ending number of AUs                                           22             0

ENERGY FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------
Beginning AUV                               (a)           $12.079        $9.872
                                            (b)           $11.946        $9.859

Ending AUV                                  (a)           $16.470       $12.079
                                            (b)           $16.022       $11.946

Ending number of AUs                                        1,924             0

ENERGY SERVICES FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $12.069        $9.981
                                            (b)           $11.936        $9.968

Ending AUV                                  (a)           $17.615       $12.069
                                            (b)           $17.137       $11.936

Ending number of AUs                                          770             0

EUROPE ADVANTAGE FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------
Beginning AUV                               (a)           $12.022       $10.088
                                            (b)           $11.889       $10.075

Ending AUV                                  (a)           $12.583       $12.022
                                            (b)           $12.241       $11.889

Ending number of AUs                                           18             0

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------
Beginning AUV                               (a)           $11.454       $10.227
                                            (b)           $11.327       $10.213

Ending AUV                                  (a)           $11.653       $11.454
                                            (b)           $11.337       $11.327

Ending number of AUs                                          736             0


GOVERNMENT LONG BOND ADVANTAGE FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------------------
Beginning AUV                               (a)           $11.099        $9.965
                                            (b)           $10.976        $9.952

Ending AUV                                  (a)           $11.766       $11.099
                                            (b)           $11.446       $10.976

Ending number of AUs                                          382             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

HEALTH CARE FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $10.045        $9.905
                                            (b)            $9.934        $9.892

Ending AUV                                  (a)           $10.938       $10.045
                                            (b)           $10.641        $9.934

Ending number of AUs                                          680             0

INTERNET FUND (INCEPTION DATE MAY 28, 2004)
-------------------------------------------
Beginning AUV                               (a)           $11.174       $10.272
                                            (b)           $11.050       $10.259

Ending AUV                                  (a)           $10.846       $11.174
                                            (b)           $10.551       $11.050

Ending number of AUs                                          106             0

INVERSE DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
-------------------------------------------------------
Beginning AUV                               (a)            $8.714       $10.077
                                            (b)            $8.660       $10.077

Ending AUV                                  (a)            $8.716        $8.714
                                            (b)            $8.520        $8.660

Ending number of AUs                                            0            15

INVERSE GOVERNMENT LONG BOND FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------------
Beginning AUV                               (a)            $8.891        $9.983
                                            (b)            $8.793        $9.970

Ending AUV                                  (a)            $8.292        $8.891
                                            (b)            $8.067        $8.793

Ending number of AUs                                            0             0

INVERSE MID-CAP FUND (INCEPTION DATE JULY 15, 2004)
---------------------------------------------------
Beginning AUV                               (a)            $8.745        $9.942
                                            (b)            $8.691        $9.942

Ending AUV                                  (a)            $7.905        $8.745
                                            (b)            $7.727        $8.691

Ending number of AUs                                            0             0


INVERSE OTC FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)            $8.622        $9.725
                                            (b)            $8.527        $9.712

Ending AUV                                  (a)            $8.593        $8.622
                                            (b)            $8.360        $8.527

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

INVERSE RUSSELL 2000 FUND (INCEPTION DATE JULY 15, 2004)
--------------------------------------------------------
Beginning AUV                               (a)            $8.461        $9.964
                                            (b)            $8.408        $9.964

Ending AUV                                  (a)            $8.073        $8.461
                                            (b)            $7.892        $8.408

Ending number of AUs                                          152             0

INVERSE S&P 500 FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)            $9.023        $9.917
                                            (b)            $8.924        $9.904

Ending AUV                                  (a)            $8.812        $9.023
                                            (b)            $8.572        $8.924

Ending number of AUs                                            0             0

JAPAN ADVANTAGE FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $10.305        $9.684
                                            (b)           $10.190        $9.671

Ending AUV                                  (a)           $12.205       $10.305
                                            (b)           $11.873       $10.190

Ending number of AUs                                        3,293             0

LARGE-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $10.493        $9.955
                                            (b)           $10.428        $9.955

Ending AUV                                  (a)           $10.510       $10.493
                                            (b)           $10.275       $10.428

Ending number of AUs                                           80             0


LARGE-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
---------------------------------------------------
Beginning AUV                               (a)           $11.171        $9.964
                                            (b)           $11.102        $9.964

Ending AUV                                  (a)           $11.455       $11.171
                                            (b)           $11.198       $11.102

Ending number of AUs                                           98             0

LEISURE FUND (INCEPTION DATE MAY 28, 2004)
------------------------------------------
Beginning AUV                               (a)           $11.491        $9.803
                                            (b)           $11.364        $9.790

Ending AUV                                  (a)           $10.758       $11.491
                                            (b)           $10.466       $11.364

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

MID CAP ADVANTAGE FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $11.709       $10.081
                                            (b)           $11.580       $10.068

Ending AUV                                  (a)           $13.145       $11.709
                                            (b)           $12.788       $11.580

Ending number of AUs                                          213             0

MID-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $11.065       $10.057
                                            (b)           $10.996       $10.057

Ending AUV                                  (a)           $12.138       $11.065
                                            (b)           $11.866       $10.996

Ending number of AUs                                           62             0

MID-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
-------------------------------------------------
Beginning AUV                               (a)           $11.323       $10.040
                                            (b)           $11.253       $10.040

Ending AUV                                  (a)           $12.072       $11.323
                                            (b)           $11.801       $11.253

Ending number of AUs                                           77             0

NOVA FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------
Beginning AUV                               (a)           $11.200       $10.069
                                            (b)           $11.076       $10.056

Ending AUV                                  (a)           $11.459       $11.200
                                            (b)           $11.148       $11.076

Ending number of AUs                                           87             0

OTC FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------
Beginning AUV                               (a)           $11.113       $10.213
                                            (b)           $10.990       $10.200

Ending AUV                                  (a)           $11.059       $11.113
                                            (b)           $10.758       $10.990

Ending number of AUs                                        2,056             0


PRECIOUS METALS FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $11.441       $11.093
                                            (b)           $11.315       $11.078

Ending AUV                                  (a)           $13.612       $11.441
                                            (b)           $13.242       $11.315

Ending number of AUs                                        1,298             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

REAL ESTATE FUND (INCEPTION DATE MAY 28, 2004)
----------------------------------------------
Beginning AUV                               (a)           $13.354       $10.617
                                            (b)           $13.207       $10.603

Ending AUV                                  (a)           $14.082       $13.354
                                            (b)           $13.700       $13.207

Ending number of AUs                                            6             0

RETAILING FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------
Beginning AUV                               (a)           $10.650       $10.078
                                            (b)           $10.533       $10.064

Ending AUV                                  (a)           $11.056       $10.650
                                            (b)           $10.755       $10.533

Ending number of AUs                                            0             0

RUSSELL 2000 FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------
Beginning AUV                               (a)           $12.137        $9.981
                                            (b)           $12.003        $9.968

Ending AUV                                  (a)           $12.412       $12.137
                                            (b)           $12.075       $12.003

Ending number of AUs                                        1,943             0


SECTOR ROTATION FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $11.254        $9.997
                                            (b)           $11.130        $9.984

Ending AUV                                  (a)           $12.595       $11.254
                                            (b)           $12.252       $11.130

Ending number of AUs                                           94           107

SMALL-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $11.534       $10.056
                                            (b)           $11.463       $10.056

Ending AUV                                  (a)           $12.055       $11.534
                                            (b)           $11.785       $11.463

Ending number of AUs                                            0             0

SMALL-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
--------------------------------------------------
Beginning AUV                               (a)           $11.502       $10.043
                                            (b)           $11.430       $10.043

Ending AUV                                  (a)           $11.731       $11.502
                                            (b)           $11.468       $11.430

Ending number of AUs                                           39             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

TECHNOLOGY FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------
Beginning AUV                               (a)           $10.449       $10.324
                                            (b)           $10.333       $10.310

Ending AUV                                  (a)           $10.603       $10.449
                                            (b)           $10.315       $10.333

Ending number of AUs                                            0             0

TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 28, 2004)
-----------------------------------------------------

Beginning AUV                               (a)           $10.815        $9.897
                                            (b)           $10.695        $9.884

Ending AUV                                  (a)           $10.767       $10.815
                                            (b)           $10.474       $10.695

Ending number of AUs                                           66             0

TRANSPORTATION FUND (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------
Beginning AUV                               (a)           $12.544       $10.130
                                            (b)           $12.405       $10.117

Ending AUV                                  (a)           $13.393       $12.544
                                            (b)           $13.029       $12.405

Ending number of AUs                                        1,410             0

U.S. GOVERNMENT MONEY MARKET FUND (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------------
Beginning AUV                               (a)            $9.916        $9.987
                                            (b)            $9.807        $9.974

Ending AUV                                  (a)            $9.956        $9.916
                                            (b)            $9.685        $9.807

Ending number of AUs                                       12,386             0

UTILITIES FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------
Beginning AUV                               (a)           $11.513       $10.113
                                            (b)           $11.386       $10.100

Ending AUV                                  (a)           $12.528       $11.513
                                            (b)           $12.187       $11.386

Ending number of AUs                                            0            54

SELIGMAN PORTFOLIOS INC:

COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------------------------
Beginning AUV                               (a)           $10.752       $10.285
                                            (b)           $10.633       $10.272

Ending AUV                                  (a)           $11.378       $10.752
                                            (b)           $11.069       $10.633

Ending number of AUs                                            0             0

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE MAY 28, 2004)
---------------------------------------------------------

Beginning AUV                               (a)           $10.393       $10.046
                                            (b)           $10.278       $10.033

Ending AUV                                  (a)           $11.041       $10.393
                                            (b)           $10.741       $10.278

Ending number of AUs                                            0            23

--------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:

VARIABLE ANNUITY TRUST (INCEPTION DATE MAY 28, 2004)
----------------------------------------------------
Beginning AUV                               (a)           $11.612       $10.034
                                            (b)           $11.483       $10.021

Ending AUV                                  (a)           $13.100       $11.612
                                            (b)           $12.744       $11.483

Ending number of AUs                                        1,278            23

--------------------------------------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN FUND (INCEPTION DATE MAY 28, 2004)
------------------------------------------------------------
Beginning AUV                               (a)            $9.873        $9.977
                                            (b)            $9.763        $9.964

Ending AUV                                  (a)            $9.736        $9.873
                                            (b)            $9.471        $9.763

Ending number of AUs                                          182           196

WORLDWIDE BOND FUND (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------
Beginning AUV                               (a)           $11.194       $10.114
                                            (b)           $11.071       $10.101

Ending AUV                                  (a)           $10.683       $11.194
                                            (b)           $10.393       $11.071

Ending number of AUs                                          269           107

WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE MAY 28, 2004)
-------------------------------------------------------------
Beginning AUV                               (a)           $12.435        $9.781
                                            (b)           $12.298        $9.768

Ending AUV                                  (a)           $16.155       $12.435
                                            (b)           $15.716       $12.298

Ending number of AUs                                          316            39

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------

WORLDWIDE HARD ASSETS FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)           $12.492       $10.063
                                            (b)           $12.354       $10.050

Ending AUV                                  (a)           $18.647       $12.492
                                            (b)           $18.140       $12.354

Ending number of AUs                                          564             0

WORLDWIDE REAL ESTATE FUND (INCEPTION DATE MAY 28, 2004)
--------------------------------------------------------
Beginning AUV                               (a)           $12.827       $10.308
                                            (b)           $12.685       $10.295

Ending AUV                                  (a)           $15.276       $12.827
                                            (b)           $14.861       $12.685

Ending number of AUs                                          393             0

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:

DISCOVERY FUND (INCEPTION DATE APRIL 8, 2005)
---------------------------------------------
Beginning AUV                               (a)            $9.904           N/A
                                            (b)            $9.903           N/A

Ending AUV                                  (a)           $11.339           N/A
                                            (b)           $11.203           N/A

Ending number of AUs                                          283           N/A

OPPORTUNITY FUND (INCEPTION DATE MAY 28, 2004):
-----------------------------------------------
Beginning AUV                               (a)           $11.172       $10.148
                                            (b)           $11.048       $10.135

Ending AUV                                  (a)           $11.862       $11.172
                                            (b)           $11.539       $11.048

Ending number of AUs                                          253             0

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--------------------------------------------------------------------------------

APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40|86 SERIES TRUST

   40|86 Series Trust is managed by 40|86 Advisors, Inc. 40|86 Series Trust is a mutual fund with multiple portfolios. As of the date of this prospectus the 40|86 Series Trust Money Market Portfolio permits active trading. This may change at any time without notice. For more information, see prospectus. The following Investment Portfolios are available under the Contract:

40|86 SERIES TRUST BALANCED PORTFOLIO

   The 40|86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40|86 SERIES TRUST EQUITY PORTFOLIO

   The 40|86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40|86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40|86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40|86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40|86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40|86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40|86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40|86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40|86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Real Estate Fund (Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. CORE EQUITY FUND--SERIES I SHARES

   The Fund seeks growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE FUND - SERIES I SHARES - (FORMERLY KNOWN AS AIM V.I. HEALTH SCIENCES FUND)

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in of health care industry companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (EFFECTIVE JULY 3, 2006 RENAMED AIM V.I. GLOBAL REAL ESTATE FUND)

The fund's investment objective is to achieve high total return.
The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real

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Estate Fund. The investment objective will be as follows: The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. TECHNOLOGY FUND SERIES I SHARES

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase if the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% if its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index , updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization with the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

--------------------------------------------------------------------------------
THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND FUND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

THE DREYFUS INVESTMENT

(SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

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--------------------------------------------------------------------------------
JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.


JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. On May 5, 2005, Lazard LLC announced certain changes to its ownership structure. On that date, shares of Lazard Ltd, a newly formed Bermuda corporation, began trading publicly on the New York Stock Exchange under the symbol "LAZ". Interests in Lazrdr Ltd are held by public stockholders, as well as by current and former Managing Directors of Lazard LLC, which changes its name to "Lazard Group LLC". As before the initial public offering of shares, Lazard Group LLC continues to be the sole member of Lazard Freres & Co. LLC, a New York limited liability company, which continues to be the parent of Lazard Asset Management. The day-to-day management and operations of Lazard Asset Management have not changed as a result of the changes described above. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The

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Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2006, the market capitalization range of the Russell 1000 Index was $611million to $390 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

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NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET PORTFOLIO

  Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO

  Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND PORTFOLIO (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD PORTFOLIO

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY PORTFOLIO

  Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN PORTFOLIO

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

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PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT PORTFOLIO

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the Portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests at least 80% of its total assets in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, Rydex Absolute Return Strategic Fund, Rydex Multi-CapCore Equity Fund, Rydex Hedged Equity Fund and CLS AdvisorOne Clermont Fund which do not permit active trading.) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

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RYDEX ABSOLUTE RETURN STRATEGIES FUND

   The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may betimes that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, fixed income, commodities, currencies, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spread and duration neutral default spreads.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES FUND

   The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW FUND

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

RYDEX DYNAMIC OTC FUND

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500 FUND

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR FUND

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR FUND

   The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE FUND

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones StoxxSM 50 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE FUND

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is


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120% of the price movement of the Lehman Long Treasury Bond
Index.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY FUND

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by long/short hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, and merger arbitrage spreads.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW FUND

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND FUND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Lehman Long Treasury Bond Index.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC FUND

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000 FUND

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500 FUND

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE FUND

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE FUND

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MULTI-CAP CORE EQUITY FUND

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges. The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

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RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE FUND

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual


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securities of foreign issuers and engage in foreign currency transactions. The
Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC.

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a wholly owned subsidiary of Legg Mason, Inc. Salomon Brothers, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon Brothers had approximately $88.6B in assets under management.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets.

   Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S.

   Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations

   o  Mortgage and asset-backed

   o  Investment and non-investment securities grade U.S. and foreign corporate

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

   The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10

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years. The fund may hold individual securities of any maturity and may at times hold a substantial portion of its assets in short-term instruments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval. The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund varies its allocations between equity and fixed income securities depending on the manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the fund's assets are allocated to equity securities. The funds investments in fixed income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds". The fund's investment s in fixed income securities may be of any maturity.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and is sub advised by Wells Capital Management, Incorporated. The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell

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MidCap(R) Index was $631 million to $33.8 billion as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

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APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

The Contract value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit

Contract Value =                                                                                                   $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                  $125,000
Contract Gain =                                                                                                     $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to
the date of death, reduced by all Equivalency Withdrawals during the life of the Contract =                        $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                                                                     $25,000

Base Death Benefit = 50% x Eligible Gain =                                                                          $12,500

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                                        40%
Initial Purchase Payment less Equivalency Withdrawals =                                                            $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase
Payments reduced by Withdrawals is greater than Contract Value =                                                      N/A

Optional Gain = (40% x $100,000) =                                                                                  $40,000

Optional Death Benefit = 50% x Optional Gain =                                                                      $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                                     $32,500

--------------------------------------------------------------------------------

MARKET DECREASE EXAMPLE

The Contract value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit

Contract Value =                                                                                                   $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                  $125,000
Contract Gain =                                                                                                       $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to
the date of death, reduced by all Equivalency Withdrawals during the life of the Contract =                        $125,000

Eligible Gain = Lesser of $0 or $125,000 =                                                                            $0

Base Death Benefit = 50% x Eligible Gain =                                                                            $0

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                                        40%
Initial Purchase Payment less Equivalency Withdrawals =                                                            $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase
Payments reduced by Withdrawals is greater than Contract Value = $125,000 - $104,000 =                              $21,000

Optional Gain = 40% x $100,000 - $21,000 =                                                                          $19,000

Optional Death Benefit = 50% x Optional Gain =                                                                      $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                                           $9,500

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APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times ( 1 minus $50,000/$150,000)].

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

o We recalculate your Benefit Amount to equal your Contract value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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                                                                              72
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

   General Information Regarding Jefferson National Life Insurance Company

   Jefferson National Life Annuity Account J

Certain Federal Income Tax Consequences

Published Ratings

Administration

Annuity Provisions

Distribution

   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-REW-SAI-J-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 P.O. Box 36840

                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account J fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

________________________________________________________________________________

                                   Sincerely,

________________________________________________________________________________

                                   (Signature)

--------------------------------------------------------------------------------



                    Jefferson National Life Insurance Company

                                 P.O. Box 36840

                           Louisville, Kentucky 40233

(C) 2006 Jefferson National Life Insurance Company          JNL-RWD-PROS-J-0506

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account J (the "Separate Account"), dated May 1, 2006. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                     PAGE

GENERAL INFORMATION                                                                   B-3
General Information Regarding Jefferson National Life Insurance Company               B-3
Jefferson National Life Annuity Account J                                             B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                               B-3

PUBLISHED RATINGS                                                                     B-6

ADMINISTRATION                                                                        B-7

ANNUITY PROVISIONS                                                                    B-7

DISTRIBUTION                                                                          B-7
Reduction or Elimination of the Contingent Deferred Sales Charge                      B-8

FINANCIAL STATEMENTS                                                                  B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J:

Jefferson National Life Annuity Account J, also referred to as the "Separate Account", was established on November 3, 2003 pursuant to Texas law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Subaccount invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Subaccounts. Certain Subaccounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Subaccounts available, we will notify Owners of the availability of such Subaccounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the subaccounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Subaccounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours.

We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company are included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                        CONTENTS
================================================================================

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT                            3-5

STATUTORY BASIS FINANCIAL STATEMENTS:
    Statements of admitted assets, liabilities and capital and surplus         6
    Statements of operations                                                   7
    Statements of changes in capital and surplus                               8
    Statements of cash flows                                                   9
    Notes to statutory basis financial statements                          10-41

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
    ON SUPPLEMENTAL MATERIAL                                                  42

SUPPLEMENTAL MATERIAL:
    Selected financial data                                                43-44
    Summary investment schedule
    Investment risk interrogatories

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT

Board of Directors of
  Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statement of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2005 or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2005, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ BDO Seidman, LLP

Certified Public Accountants

New York, New York
March 24, 2006

             Report of Independent Registered Public Accounting Firm

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of Jefferson National Life Insurance Company as of December 31, 2004, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ Ernst & Young

New York, New York
March 28, 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2005            2004
--------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
  Bonds                                                    $   505,107     $   403,705
  Preferred stock                                               25,735          25,125
  Common stock                                                      68              --
  Policyholder loans                                            19,369          22,332
  Cash and short-term investments                                6,375         182,846
--------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                               556,654         634,008
Accrued investment income                                        6,284           5,489
Deferred taxes                                                   2,230           3,403
Amounts recoverable on reinsurance ceded                         1,380           1,291
Other admitted assets                                            6,709           4,423
Separate account assets                                      1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                $ 1,623,921     $ 1,699,318
======================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves                             $   537,133     $   603,646
  Claim reserves                                                 1,448           1,111
  Accounts payable and accrued expenses                            677           5,471
  Due to parent and affiliates                                   3,371           2,547
  Asset valuation reserve                                        4,923           4,045
  Interest maintenance reserve                                   3,968           5,779
  Transfers from separate accounts                             (25,050)        (31,170)
  Federal income tax payable                                       115             115
  Other liabilities                                              6,186           5,249
  Separate account liabilities                               1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                      1,583,435       1,647,497
--------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and outstanding          5,009           5,009
  Paid-in surplus                                                8,991           8,991
  Unassigned surplus                                            17,854          21,560
  Special surplus funds                                          8,632          16,261
--------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                 40,486          51,821
--------------------------------------------------------------------------------------
                                                           $ 1,623,921     $ 1,699,318
======================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                      2005          2004
--------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations             $ 106,438     $  92,457
  Net investment income                                    28,340        32,775
  Reserve adjustment on reinsurance ceded                 (11,402)           --
  Commission and expense allowances on reinsurance
    ceded                                                  12,860        16,989
  Amortization of interest maintenance reserve              1,815         1,893
  Fee income                                                5,007         4,761
  Other revenues                                           13,701        14,935
--------------------------------------------------------------------------------
        TOTAL REVENUES                                    156,759       163,810
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Death and disability benefits                               753            96
  Annuity and surrender benefits                          181,869       203,516
  Decrease in policy and contract reserves                 (4,572)      (11,800)
  Other benefits                                            5,939         4,417
  Commissions                                              10,985         9,191
  General and administrative expenses                      20,701        26,652
  Taxes, licenses and fees                                   (852)        1,104
  Net transfers from separate accounts                    (56,485)      (79,254)
  Other expenses                                              427           666
--------------------------------------------------------------------------------
        TOTAL BENEFITS AND EXPENSES                       158,765       154,588
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
          INCOME TAXES (BENEFITS) AND NET REALIZED
          CAPITAL GAINS                                    (2,006)        9,222
FEDERAL INCOME TAXES (BENEFITS)                              (704)        5,805
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE NET
          REALIZED CAPITAL GAINS                           (1,302)        3,417
NET REALIZED CAPITAL GAINS, NET OF TRANSFERS TO IMR           354         2,809
--------------------------------------------------------------------------------
NET INCOME (LOSS)                                       $    (948)    $   6,226
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                           2005         2004
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                        $ 51,821     $ 55,525
-----------------------------------------------------------------------------------
Adjustments to surplus:
  Net income (loss)                                               (948)       6,226
  Change in net unrealized capital gains (losses)                  (15)          19
  Change in deferred income tax                                  5,773        3,289
  Change in nonadmitted assets                                  (7,638)      (3,572)
  Change in asset valuation reserve                               (878)        (569)
  Change in surplus as a result of reinsurance, net of tax      (7,629)      (9,097)
-----------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                               (11,335)      (3,704)
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                              $ 40,486     $ 51,821
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                          2005          2004
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                     $ 104,384     $  92,251
  Net investment income                                        29,332        35,545
  Miscellaneous income                                         24,324        22,092
-----------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                                 158,040       149,888
-----------------------------------------------------------------------------------
  Benefit and loss related payments                           259,437       207,781
  Net transfers to separate accounts                          (62,606)      (82,619)
  Commissions, expenses paid and aggregate write-ins
    for deductions                                             36,956        31,549
  Federal and foreign income taxes received                      (704)       (4,359)
-----------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                         233,083       152,352
-----------------------------------------------------------------------------------
        NET CASH USED IN OPERATING ACTIVITIES                 (75,043)       (2,464)
-----------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks                                          264,419       317,509
    Mortgage loans                                                 --        18,266
    Miscellaneous proceeds                                         95           198
-----------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                             264,514       335,973
  Cost of investments in bonds and stocks acquired           (368,173)     (164,461)
  Net decrease in policy loans                                  2,959           512
-----------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN) INVESTING
          ACTIVITIES                                         (100,700)      172,024
-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Net deposit-type contract fund and other liabilities       (2,602)       (4,179)
    Other cash applied                                          1,874        (3,339)
-----------------------------------------------------------------------------------
        NET CASH USED IN FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                                  (728)       (7,518)
-----------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                (176,471)      162,042
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                           182,846        20,804
-----------------------------------------------------------------------------------
  End of year                                               $   6,375     $ 182,846
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

1.  ORGANIZATION        Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument  Advisor.  In 2004 and 2005,  the Company  also
                        offered term life insurance products.  In December 2005,
                        Inviva, Inc., the Company's ultimate Parent, changed its
                        strategy to focus entirely on its annuity  business.  As
                        such, the Company's in-force life insurance business has
                        been marketed for a bulk reinsurance transaction,  and a
                        definitive  agreement with a leading U.S. life reinsurer
                        has  been   executed.   This  agreement  is  subject  to
                        customary regulatory approval.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected.

                        In 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company.

2. BASIS OF             The  statutory  basis  financial  statements  have  been
   PRESENTATION         prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2005 and 2004 is as follows:

                                                            Net income (loss)       Capital and surplus
                                                        ---------------------     ---------------------
                                                               Year ended
                                                              December 31,              December 31,
                                                        ---------------------     ---------------------
                                                            2005         2004         2005         2004
                        -------------------------------------------------------------------------------
                        Statutory amounts               $   (948)    $  6,226     $ 40,486     $ 51,821
                        Add (deduct) adjustments:
                           Investments                    (2,334)      (6,402)      10,657       26,128
                           Deferred Acquisition
                              Costs and Valuation
                              of Business
                              Acquired                      (374)      (4,356)      57,162       49,535
                           Goodwill and other
                              intangibles                 (5,738)          --        2,287       11,200
                           Nonadmitted assets                 --           --          867          369
                           Policy reserves                11,414        1,061      (29,148)     (40,564)
                           Deferred taxes                 (4,084)          --        2,932        1,551
                           Ceding commissions             (7,445)     (13,997)          --           --
                           Other                          (1,226)       5,279       (1,378)        (526)
                        -------------------------------------------------------------------------------
                        GAAP-basis amounts              $(10,735)    $(12,189)    $ 83,865     $ 99,514
                        ===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

3.  SUMMARY OF          INVESTMENTS
    SIGNIFICANT
    ACCOUNTING          BONDS - Bonds  not  in  default  are generally stated at
    POLICIES            amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Certain variable annuity contracts of the Company contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2005, and no additional reserves were required as a result of this analysis.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                        RECLASSIFICATIONS

                        Certain  2004  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2005 presentation.

4.  INVESTMENTS         FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:

                                                                       Gross unrealized           NAIC
                                                      Amortized    -----------------------       market
                                                         cost        Gains         Losses         value
                        --------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury              $  17,286    $     189     $     (70)    $  17,405
                           States and political
                              subdivisions               12,425          424          (163)       12,686
                           Foreign governments            2,290           50           (15)        2,325
                           Corporate bonds              326,960        4,870        (6,487)      325,343
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies            99,726          975          (796)       99,905
                                  Corporate              46,420           10        (1,009)       45,421
                        --------------------------------------------------------------------------------
                                                        505,107        6,518        (8,540)      503,085
                        Preferred stock                  25,735          868            --        26,603
                        --------------------------------------------------------------------------------
                        Total                         $ 530,842    $   7,386     $  (8,540)    $ 529,688
                        ================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2004 are as follows:

                                                                      Gross unrealized           NAIC
                                                     Amortized    -----------------------       market
                                                        cost        Gains         Losses        value
                        -------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury             $  13,292    $     515     $     (26)    $  13,781
                           States and political
                              subdivisions              12,775          295           (99)       12,971
                           Foreign governments             636            5            --           641
                           Corporate bonds             253,401       10,101          (898)      262,604
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies           95,372        2,490           (56)       97,806
                                  Corporate             28,229          152           (16)       28,365
                        -------------------------------------------------------------------------------
                                                       403,705       13,558        (1,095)      416,168
                        Preferred stock                 25,125          701            --        25,826
                        -------------------------------------------------------------------------------
                        Total                        $ 428,830    $  14,259     $  (1,095)    $ 441,994
                        ===============================================================================

                        As of December 31, 2005 and 2004, the Company had fixed maturity securities with a statement value of $11,563 and $11,758, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2005 are as follows:

                                                              Amortized   NAIC market
                                                                 cost         value
                        -------------------------------------------------------------
                        Due in one year or less               $ 10,995      $ 11,169
                        Due after one year through five
                           years                               144,840       143,579
                        Due after five years through ten
                           years                               127,020       126,674
                        Due after ten years                    107,785       107,148
                        Mortgage-backed securities             114,467       114,515
                        -------------------------------------------------------------
                        Total                                 $505,107      $503,085
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                                  2005          2004
                        ------------------------------------------------------------
                        Bonds                                 $    358      $  8,485
                        Preferred stocks                            --           551
                        Mortgage loans                              --            45
                        ------------------------------------------------------------
                           Net realized capital gains              358         9,081
                        Transfer to IMR                             (4)       (6,272)
                        ------------------------------------------------------------
                           Net realized capital gains         $    354      $  2,809
                        ============================================================

                        In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. For the years ended December 31, 2005 and 2004, proceeds from the sales of fixed maturity securities were $77,206 and $309,818, respectively.

                        At December 31, 2005 and 2004, there were writedowns of $95 and $-0-, respectively.

                        At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds of $33,052 and $23,608, respectively, with an aggregate fair value of $31,203 and $24,386, respectively. Those holdings amounted to 6.5% and 5.8% of the Company's investments in bonds at December 31, 2005 and 2004, respectively, and 2.0% and 1.4% of the Company's total admitted assets at December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2005 and 2004, including accrual of discount and amortization of premiums, arose from the following sources:

                                                               2005        2004
                        -------------------------------------------------------
                        Bonds                              $ 25,694    $ 30,791
                        Preferred stocks                        693         624
                        Mortgage loans on real estate            --         377
                        Policy loans                          1,630       1,377
                        Cash and short-term investments       1,427         645
                        Miscellaneous investment
                          income                                101          54
                        -------------------------------------------------------
                             Total gross investment
                                income                       29,545      33,868
                        Investment expense                   (1,205)     (1,093)
                        -------------------------------------------------------
                        Net investment income              $ 28,340    $ 32,775
                        =======================================================

                        There was no accrued investment income excluded from surplus during 2005 and 2004.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Unrealized losses on fixed maturity securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2005 and 2004 follows:

                        DECEMBER 31, 2005
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -    12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  3,863    $    (14)    $  1,525    $    (56)    $  5,388    $    (70)
                           States and political
                             subdivisions             1,900         (98)       1,132         (65)       3,032        (163)
                           Foreign government           769         (15)          --          --          769         (15)
                           Corporate bonds          200,770      (4,901)      15,003      (1,586)     215,773      (6,487)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies           52,166        (675)       3,300        (121)      55,466        (796)
                                Corporate            39,877        (878)       5,077        (131)      44,954      (1,009)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $299,345    $ (6,581)    $ 26,037    $ (1,959)    $325,382    $ (8,540)
                        ==================================================================================================

                        DECEMBER 31, 2004
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -     12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  1,565    $    (26)    $     --    $     --     $  1,565    $    (26)
                           States and political
                             subdivisions                --          --        5,418         (99)       5,418         (99)
                           Corporate bonds           29,591        (263)       9,448        (635)      39,039        (898)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies            4,405         (38)         237         (18)       4,642         (56)
                                Corporate            10,525         (16)          --          --       10,525         (16)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $ 46,086    $   (343)    $ 15,103    $   (752)    $ 61,189    $ (1,095)
                        ==================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

5.  POLICY AND CLAIM    As  of  December  31, 2005  and  2004, the  Company  had
    RESERVES            $3,820,598 and $3,323,037,  respectively,  of individual
                        and group life insurance in force. On $297,928 and $183,345 of insurance in force as of December 31, 2005 and 2004, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,180 and $1,093 at December
                        31, 2005 and 2004, respectively.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $907,291          $ 25,879          $ 16,016
                        GMIB                    10,086                65                48
                        GMWB                     4,199                20                --
                        ======================================================================

                        At December 31, 2004, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $951,989          $ 26,739          $ 17,182
                        GMIB                     6,731                43                39
                        GMWB                     2,182                 4                --
                        ======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2005 and 2004 is as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                                                              (in the event of death)
                        Return of net deposit:
                           Account value                      $422,925       $425,883
                           Net amount at risk                   43,563         52,185
                           Average attained age of
                              contract holders                      50             50
                        Return of net deposits plus a
                          minimum return                       469,193        509,881
                        Net amount at risk                     223,666        244,706
                        Average attained age of contract
                          holders                                   58             56
                        Guaranteed minimum return                    5%             5%
                        Highest specified anniversary
                          account value minus:
                             Withdrawals post
                               anniversary:
                                  Account value                 15,172         16,225
                                  Net amount at risk             2,172          2,603
                                  Average attained age
                                     of contract holders            59             58
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $8,795 and $6,731 at December 31, 2005 and 2004, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurringsurrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances   attributable  to  variable
                        annuity contracts with guarantees at December 31, 2005 and 2004 are as follows:

                                                                   2005           2004
                        --------------------------------------------------------------
                        Asset type:
                           Domestic equity                     $603,288       $607,734
                           International equity                  24,234         47,401
                           Bonds                                 81,931         91,111
                           Balanced bond/equity                  36,883         40,098
                        --------------------------------------------------------------
                               Total                            746,336        786,344
                        Money market                             59,172         60,300
                        --------------------------------------------------------------
                               Total                           $805,508       $846,644
                        ==============================================================
                        Percent of total variable annuity
                          separate account values                  76.7%          80.6%
                        ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   2005
                                                                        --------------------------
                                                                           Amount       % of total
                        --------------------------------------------------------------------------
                        A. Subject to discretionary withdrawal:
                           1. With market value adjustment              $1,025,272         63.0%
                           2. At book value less current surrender
                                charge of 5% or more                        89,513          5.5
                           3. At fair value                                     --           --
                        --------------------------------------------------------------------------
                           4. Total with adjustment or at fair
                                value                                    1,114,785         68.5
                           5. At book value without adjustment
                                (minimal or no charge or
                                adjustment)                                461,819         28.4
                        B. Not subject to discretionary withdrawal          50,155          3.1
                        --------------------------------------------------------------------------
                        C. Total (gross: direct + assumed)               1,626,759        100.0
                        D. Reinsurance ceded                                75,976           --
                        --------------------------------------------------------------------------
                        E. Total (net) (C)-(D)                          $1,550,783        100.0%
                        ==========================================================================

6.  FAIR VALUES OF      The  estimated fair values of financial instruments have
    FINANCIAL           been  determined by  using available  market information
    INSTRUMENTS         and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $505,107     $503,085
                        Preferred stocks                      25,735       26,603
                        Common stocks                             68           68
                        Cash and short-term investments        6,375        6,375
                        Policy loans                          19,369       19,369
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $537,133     $535,092
                        ==========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $403,705     $416,168
                        Preferred stocks                      25,125       25,826
                        Cash and short-term investments      182,846      182,846
                        Policy loans                          22,332       22,332
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $603,646     $594,584
                        ==========================================================

                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.  REINSURANCE         In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $420,325 and $431,243 for
                        the   years   ended   December   31,   2005  and   2004,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        During 2004, the Company began to issue simplified-issue term life business. The Company retains between 20% to 30% of the risk. The risk is reinsured on both a coinsurance and modified coinsurance basis.

                        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $14,288 and $15,509 of its $20,181 and $20,945, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2005 and 2004.

                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2005 and 2004 were approximately $30 and $158, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2005 and 2004, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                           $  50,366      $  42,389
                        Policyholder benefits                   47,092         44,362
                        Change in insurance and annuity
                          reserves                             (20,935)       (26,892)
                        Policy and contract reserves           489,269        463,491
                        =============================================================

                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2005 and 2004. During 2005 and 2004, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2005 and 2004 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $592 and $336 as of December 31, 2005 and 2004,
                        respectively):

                        YEAR ENDED DECEMBER 31,             2005            2004
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums               $  8,567        $ 10,351
                          Reinsurance ceded                8,567          10,351
                        --------------------------------------------------------
                             Total premiums             $     --        $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums               $147,645        $124,159
                          Reinsurance ceded               41,799          32,038
                        --------------------------------------------------------
                             Total premiums             $105,846        $ 92,121
                        ========================================================

                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8.  COMMITMENTS AND     Various  lawsuits against  the Company  may arise in the
    CONTINGENCIES       ordinary  course of the Company's  business.  Contingent
                        liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                        As of  December  31,  2005 and  2004,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $1,800 and $398, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

9.  FEDERAL INCOME      Current  income  taxes  incurred  for  the  years  ended
    TAXES               December  31,  2005 and 2004  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,                2005         2004
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income             $    --      $    --
                        Prior year overaccrual of tax          (704)         906
                        Ceding commission                        --        4,899
                        --------------------------------------------------------
                        Current income taxes incurred       $  (704)     $ 5,805
                        ========================================================

                        As of December 31, 2005, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2005 and 2004 are as follows:

                        DECEMBER 31,                           2005         2004
                        --------------------------------------------------------
                        Gross deferred tax asset            $43,141      $37,625
                        Gross deferred tax liabilities           --          257
                        --------------------------------------------------------
                                                             43,141       37,368
                        Less: Nonadmitted deferred tax
                                asset                        40,911       33,965
                        --------------------------------------------------------
                        Net deferred tax asset              $ 2,230      $ 3,403
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                $ 6,946      $ 3,348
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2005 and 2004 are as follows:

                                                                   2005        2004      Change
                        -----------------------------------------------------------------------
                        DTAs resulting from book./tax
                          differences in:
                            Net operating loss carryforward     $11,866     $ 2,477     $ 9,389
                            Capital loss carryforward            10,914      12,919      (2,005)
                            Insurance reserves                    3,199       4,959      (1,760)
                            Section 807(f) reserve basis
                                change                           10,674      12,199      (1,525)
                            Proxy DAC                             4,951       4,469         482
                            Investments                           1,296          --       1,296
                            Other                                   241         602        (361)
                        -----------------------------------------------------------------------
                        Gross DTAs                              $43,141     $37,625     $ 5,516
                        =======================================================================
                        Nonadmitted DTAs                        $40,911     $33,965     $ 6,946
                        =======================================================================
                        DTLs resulting from book./tax
                          differences in:
                            Investments                         $    --     $   257     $   257
                            Other                                    --          --          --
                        -----------------------------------------------------------------------
                        Gross DTLs                              $    --     $   257     $   257
                        =======================================================================
                        Net admitted deferred tax assets        $ 2,230     $ 3,403     $(1,173)
                        =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The significant book to tax differences in 2005 are as follows:

                                                                    100%            35%
                        --------------------------------------------------------------
                        Statutory loss before taxes            $ (2,006)      $   (702)
                        Net realized capital gains                  354            124
                        --------------------------------------------------------------
                              Total pre-tax statutory loss       (1,652)          (578)
                        --------------------------------------------------------------
                        Reinsurance ceding
                           commission                            (7,445)        (2,605)
                        Amounts related to prior years -
                           current                               (2,011)          (704)
                        IMR/AVR                                  (1,815)          (635)
                        Fines and penalties                          81             28
                        Amounts related to prior years -
                           deferred                              (5,661)        (1,981)
                        --------------------------------------------------------------
                              Total adjustments                 (16,851)        (5,898)
                        --------------------------------------------------------------
                        Taxable loss from operations           $(18,503)      $ (6,476)
                        ==============================================================
                        Federal statutory income taxes                        $    704
                        Change in net deferred income
                           tax                                                  (5,773)
                        --------------------------------------------------------------
                        Total statutory income tax                            $ (6,477)
                        ==============================================================

                        As of December 31, 2005 and 2004, the Company had operating loss carryforwards of approximately $33,900 and $7,100, respectively, which begin to expire in 2018. As of December 31, 2005 and 2004, the Company capital loss carryforwards of had approximately $31,200 and $36,900, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

10. RELATED PARTY       The  Company has  a service  agreement with Inviva, Inc,
    TRANSACTIONS        which covers certain general and administrative expenses
                        and taxes, licenses and fees. During 2005 and 2004, operating expenses of $19,587 and $19,119, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                        The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2005 and 2004 under these agreements was $5,022 and $5,821, respectively.

                        40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc.) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $-0- and $42 in 2005 and 2004, respectively. This agreement was terminated in March 2004.

                        The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2005 and 2004, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

11. SEPARATE ACCOUNTS   Separate  account assets and related policy  liabilities
                        represent the segregation of funds deposited by variable
                        annuity policyholders. Policyholders bear the investment
                        performance   risk  associated  with  these   annuities.
                        Separate account assets are invested at the direction of
                        the policyholders,  primarily in mutual funds.  Separate
                        account   assets  are   reported  at  fair  value  based
                        primarily on quoted market prices.

                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                         2005                        2004
                        ------------------------------------------------------------------------------------------
                                                               Separate                    Separate
                                                               accounts        Non-        accounts        Non-
                                                                 with       guaranteed       with       guaranteed
                                                              guarantees     separate     guarantees     separate
                                                              nonindexed     accounts     nonindexed     accounts
                        ------------------------------------------------------------------------------------------
                        Premiums, deposits and other
                           considerations                     $       --    $   91,153    $       --    $   64,379
                        ==========================================================================================
                        For accounts with assets at market
                           value                              $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================
                        Reserves for separate accounts by
                           withdrawal characteristics:
                              Subject to discretionary
                                withdrawal:
                                   With market value
                                      adjustment              $    1,240    $       --    $    1,406    $       --
                                   At market value                    --     1,020,855            --     1,014,927
                              Not subject to discretionary
                                withdrawal                            --         3,639            --         3,201
                        ------------------------------------------------------------------------------------------
                              Total separate account
                                liabilities                   $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                 2005           2004
                        -----------------------------------------------------------
                        Transfers to separate accounts     $  91,124      $  64,467
                        Transfers from separate
                          accounts                           148,470        143,721
                        -----------------------------------------------------------
                        Net transfers from separate
                          accounts                         $ (57,346)     $ (79,254)
                        ===========================================================

12. EMPLOYEE BENEFITS   The Company  provides  certain life insurance and health
                        care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $703 and $726 at December 31, 2005 and 2004, respectively, and included in general expenses due and accrued. The expenses for these plans were ($22) and $98 at December
                        31, 2005 and 2004, respectively.

13. CAPITAL AND         The maximum amount of dividends which can be paid by the
    SURPLUS             State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2005 was $1,302. Statutory surplus with regards to policyholders as of December 31, 2005 was $40,486. The maximum dividend payout which may be made without prior approval in 2006 is $4,049.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets its RBC requirements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
  ON SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.


/s/ BDO Seidman, LLP
Certified Public Accountants

New York, New York
March 24, 2006

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
-------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     903
   Other bonds (unaffiliated)                                            24,791
   Preferred stocks (unaffiliated)                                          693
   Mortgage loans on real estate                                             --
   Policy loans                                                           1,630
   Cash and short-term investments                                        1,427
   Miscellaneous investment income                                          101
-------------------------------------------------------------------------------
       GROSS INVESTMENT INCOME                                        $  29,545
===============================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
     Due within one year or less                                      $  43,189
     Over 1 year through 5 years                                        218,663
     Over 5 years through 10 years                                      161,137
     Over 10 years through 20 years                                      32,540
     Over 20 years                                                       49,578
-------------------------------------------------------------------------------
       TOTAL BY MATURITY                                              $ 505,107
===============================================================================

   Bonds by class--statement value:
     Class 1                                                          $ 380,572
     Class 2                                                             91,483
     Class 3                                                             10,653
     Class 4                                                             14,541
     Class 5                                                              7,612
     Class 6                                                                246
-------------------------------------------------------------------------------
       TOTAL BY CLASS                                                 $ 505,107
===============================================================================

Total bonds publicly traded                                           $ 475,160
Total bonds privately placed                                             39,620

Preferred stocks--statement value                                        25,735
Short-term investments--book value                                        9,672
Cash on deposit                                                          (3,297)
===============================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $ 361,756
===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                   $  104,593
   Group life                                                                         31

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable          8,872
   Ordinary - involving life contingencies - amount of income payable              5,829
   Group - not involving life contingencies - amount of income payable               794
   Group - involving life contingencies - amount of income payable                   731

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                         1,498
      Deferred - fully paid account balance                                       31,047
      Deferred - not fully paid -account balance                               1,465,402
========================================================================================

                    ANNUAL STATEMENT FOR THE YEAR 2005 OF THE
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Admitted Assets as Reported
                                                                              Gross Investment Holdings    in the Annual Statement
                                                                              -------------------------  ---------------------------
                                                                                    1             2             3            4
                               Investment Categories                             Amount      Percentage      Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:
    1.1 U.S. Treasury securities ..........................................    15,907,456        2.843     15,907,456      2.843
    1.2 U.S. government agency obligations (excluding
        mortgage-backed securities):
        1.21 Issued by U.S. government agencies ...........................                      0.000                     0.000
        1.22 Issued by U.S. government sponsored agencies .................     1,379,013        0.246      1,379,013      0.246
    1.3 Foreign government (including Canada, excluding
        mortgaged-backed securities) ......................................     2,290,378        0.409      2,290,378      0.409
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the U.S.:
        1.41 States, territories and possessions general obligations ......                      0.000                     0.000
        1.42 Political subdivisions of states, territories and
             possessions and political subdivisions general obligations ...                      0.000                     0.000
        1.43 Revenue and assessment obligations ...........................    12,424,923        2.220     12,424,923      2.221
        1.44 Industrial development and similar obligations ...............                      0.000                     0.000
    1.5 Mortgage-backed securities (includes residential and
        commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ...........................    13,769,812        2.461     13,769,812      2.461
             1.512 Issued or guaranteed by FNMA and FHLMC .................    75,906,202       13.565     75,906,202     13.566
             1.513 All other ..............................................                      0.000                     0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA ........    10,049,519        1.796     10,049,519      1.796
             1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                   agencies shown in Line 1.521 ...........................    43,913,196        7.848     43,913,196      7.848
             1.523 All other ..............................................                      0.000                     0.000
 2. Other debt and other fixed income securities (excluding short-term):
    2.1 Unaffiliated domestic securities (includes credit
        tenant loans rated by the SVO) ....................................   295,392,585       52.790    295,392,585     52.792
    2.2 Unaffiliated foreign securities ...................................    34,074,080        6.089     34,074,080      6.090
    2.3 Affiliated securities .............................................                      0.000                     0.000
 3. Equity interests:
    3.1 Investments in mutual funds .......................................                      0.000                     0.000
    3.2 Preferred stocks:
        3.21 Affiliated ...................................................                      0.000                     0.000
        3.22 Unaffiliated .................................................    25,735,228        4.599     25,735,228      4.599
    3.3 Publicly traded equity securities (excluding preferred stocks):
        3.31 Affiliated ...................................................                      0.000                     0.000
        3.32 Unaffiliated .................................................        67,598        0.012         67,598      0.012
    3.4 Other equity securities:
        3.41 Affiliated ...................................................                      0.000                     0.000
        3.42 Unaffiliated .................................................             1        0.000              1      0.000
    3.5 Other equity interests including tangible personal
        property under lease:
        3.51 Affiliated ...................................................                      0.000                     0.000
        3.52 Unaffiliated .................................................                      0.000                     0.000
 4. Mortgage loans:
    4.1 Construction and land development .................................                      0.000                     0.000
    4.2 Agricultural ......................................................                      0.000                     0.000
    4.3 Single family residential properties ..............................                      0.000                     0.000
    4.4 Multifamily residential properties ................................                      0.000                     0.000
    4.5 Commercial loans ..................................................                      0.000                     0.000
    4.6 Mezzanine real estate loans .......................................                      0.000                     0.000
 5. Real estate investments:
    5.1 Property occupied by the company ..................................                      0.000                     0.000
    5.2 Property held for the production of income (including
        $______________ of property acquired in satisfaction of
        debt) .............................................................                      0.000                     0.000
    5.3 Property held for sale (including $_____________
        property acquired in satisfaction of debt) ........................                      0.000                     0.000
 6. Contract loans ........................................................    19,383,594        3.464     19,368,607      3.462
 7. Receivables for securities ............................................     2,887,525        0.516      2,887,525      0.516
 8. Cash, cash equivalents and short-term investments .....................     6,375,499        1.139      6,375,499      1.139
 9. Other invested assets .................................................                      0.000                     0.000
                                                                             -------------------------------------------------------
10. Total invested assets                                                     559,556,609      100.000    559,541,622    100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2005
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 3381                                     NAIC Company Code 64017
           Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U. S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

    1.    Reporting entity's total admitted assets as reported on Page 2 of this annual statement. ..............   $573,256,767

    2.    Ten largest exposures to a single issuer/borrower/investment.

                     1                                         2                              3                    4
                                                                                                          Percentage of Total
                   Issuer                            Description of Exposure                Amount          Admitted Assets
          ------------------------------        --------------------------------         -----------      -------------------
    2.01  Investors Guaranty Assurance          Preferred Stock                          $25,000,000              4.4%
    2.02  Bear Stearns Comm Mtge Sec            CMO                                      $ 9,497,222              1.7%
    2.03  General Electric Capital Corp         Issuer Obligation                        $ 8,418,752              1.5%
    2.04  LB-UBC Comm Mtge Trust                CMO                                      $ 8,362,619              1.5%
    2.05  Citigroup Inc                         Issuer Obligation                        $ 7,496,189              1.3%
    2.06  JP Morgan Chase & Co                  Issuer Obligation                        $ 6,471,547              1.1%
    2.07  Fifth Third Bank                      Money Market                             $ 6,125,435              1.1%
    2.08  Residential Asset Mortgage Inc        Mortgage Backed Securities               $ 4,970,739              0.9%
    2.09  Conseco Funding LTD                   CBO                                      $ 4,863,128              0.8%
    2.10  Wachovia Bank Comm Mtge Tr            CMO                                      $ 4,821,243              0.8%

    3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

             Bonds                  1                   2                   Preferred Stocks            3                    4
    ---------------------     ------------            -----                 ----------------      ------------            ------
    3.01  NAIC-1              $390,244,189            68.1%           3.07  P/RP-1                $    125,228              0.0%
    3.02  NAIC-2              $ 91,483,283            16.0%           3.08  P/RP-2                $    610,000              0.1%
    3.03  NAIC-3              $ 10,653,302             1.9%           3.09  P/RP-3                $ 25,000,000              4.4%
    3.04  NAIC-4              $ 14,541,221             2.5%           3.10  P/RP-4                $                         0.0%
    3.05  NAIC-5              $  7,611,874             1.3%           3.11  P/RP-5                $                         0.0%
    3.06  NAIC-6              $    245,501             0.0%           3.12  P/RP-6                $                         0.0%


    4.    Assets held in foreign investments:
    4.01  Are assets held in foreign investments less than 2.5% of the reporting entity's
          total admitted assets? .............................................................                    Yes |_| No |X|
    4.02  Total admitted assets held in foreign investments ..................................    $ 28,746,943              5.0%
    4.03  Foreign-currency-denominated investments ...........................................    $                         0.0%
    4.04  Insurance liabilities denominated in that same foreign currency ....................    $                         0.0%
          If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    5.01  Countries rated NAIC-1 ...............................................     $ 27,089,141                       4.7%
    5.02  Countries rated NAIC-2 ...............................................     $  1,504,985                       0.3%
    5.03  Countries rated NAIC-3 or below ......................................     $    132,816                       0.0%

     6.   Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    6.01  Country: Cayman Islands ..............................................     $  6,861,187                       1.2%
    6.02  Country: United Kindom ...............................................     $  5,123,935                       0.9%
          Countries rated NAIC - 2:
    6.03  Country: Mexico ......................................................     $  1,504,985                       0.3%
    6.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    6.05  Country: Marshall Islands ............................................     $    132,816                       0.0%
    6.06  Country: .............................................................     $                                  0.0%

                                                                                           1                             2
                                                                                     ------------                  ------------
     7.   Aggregate unhedged foreign currency exposure .........................     $                                  0.0%

     8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    8.01  Countries rated NAIC-1 ...............................................     $                                  0.0%
    8.02  Countries rated NAIC-2 ...............................................     $                                  0.0%
    8.03  Countries rated NAIC-3 or below ......................................     $                                  0.0%

     9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    9.01  Country: .............................................................     $                                  0.0%
    9.02  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 2:
    9.03  Country: .............................................................     $                                  0.0%
    9.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    9.05  Country: .............................................................     $                                  0.0%
    9.06  Country: .............................................................     $                                  0.0%

    10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                             1                                      2                     3                              4
                           Issuer                             NAIC Rating
          ----------------------------------------------------------------------     -----------                   ------------
   10.01  Conseco Funding Ltd                          2                             $ 4,863,128                        0.8%
   10.02  RAS Laffan Liq Nat Gas                       1                             $ 3,087,636                        0.5%
   10.03  FBG Finance LTD                              2                             $ 2,991,556                        0.5%
   10.04  British Telecom PLC                          1                             $ 2,171,491                        0.4%
   10.05  Deutsche Telekom                             1                             $ 2,108,335                        0.4%
   10.06  France Telekom                               1                             $ 2,001,638                        0.3%
   10.07  Yorkshire Power Finance                      2                             $ 1,998,059                        0.3%
   10.08  Vodafone Group                               1                             $ 1,832,697                        0.3%
   10.09  Philips Electronics                          2                             $ 1,554,579                        0.3%
   10.10  United Mexican States                        2                             $ 1,504,985                        0.3%


                                     285.1

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
          Canadian currency exposure:
   11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ..  Yes |X| No |_|

          If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                           1                             2
                                                                                     ------------                  ------------
   11.02  Total admitted assets held in Canadian investments ...................     $                                  0.0%
   11.03  Canadian-currency-denominated investments ............................     $                                  0.0%
   11.04  Canadian-denominated insurance liabilites ............................     $                                  0.0%
   11.05  Unhedged Canadian currency exposure ..................................     $                                  0.0%

    12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

   12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
          entity's total admitted assets? ..........................................................................  Yes |X| No |_|

          If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   12.02  Aggregate statement value of investments with contractual sales
          restrictions .........................................................     $                                  0.0%
          Largest 3 investments with contractual sales restrictions:
   12.03  ......................................................................     $                                  0.0%
   12.04  ......................................................................     $                                  0.0%
   12.05  ......................................................................     $                                  0.0%

    13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

   13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ......  Yes |_| No |X|

          If responseto 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                         1                                                 2                             3
                                  Name of Issuer
          ----------------------------------------------------------------------     ------------                  ------------
   13.02  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   13.03  SLM Corp .............................................................     $    250,000                       0.0%
   13.04  Principal Financial Group ............................................     $    180,000                       0.0%
   13.05  Metlife Inc ..........................................................     $    180,000                       0.0%
   13.06  FHLMC ................................................................     $    125,228                       0.0%
   13.07  ......................................................................     $                                  0.0%
   13.08  ......................................................................     $                                  0.0%
   13.09  ......................................................................     $                                  0.0%
   13.10  ......................................................................     $                                  0.0%
   13.11  ......................................................................     $                                  0.0%


                                     285.2

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    14.   Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

   14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
          total admitted assets? ...................................................................................  Yes |_| No |X|

          If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   14.02  Aggregate statement value of investments held in nonaffiliated,
          privately placed equities ............................................     $ 25,000,000                       4.4%
          Largest 3 investments held in nonaffiliated, privately placed equities:
   14.03  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   14.04 .......................................................................     $                                  0.0%
   14.05 .......................................................................     $                                  0.0%
    15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

   15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's total
          admitted assets? .........................................................................................  Yes |X| No |_|

          If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   15.02  Aggregate statement value of investments held in general partnership
          interests ............................................................     $                                  0.0%
          Largest 3 investments in general partnership interests:
   15.03 .......................................................................     $                                  0.0%
   15.04 .......................................................................     $                                  0.0%
   15.05 .......................................................................     $                                  0.0%

    16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

   16.01  Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?   Yes |X| No |_|

          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1                                               2                             3
                     Type (Residential, Commercial, Agricultural)
          ----------------------------------------------------------------------     ------------                  ------------
   16.02 .......................................................................     $                                  0.0%
   16.03 .......................................................................     $                                  0.0%
   16.04 .......................................................................     $                                  0.0%
   16.05 .......................................................................     $                                  0.0%
   16.06 .......................................................................     $                                  0.0%
   16.07 .......................................................................     $                                  0.0%
   16.08 .......................................................................     $                                  0.0%
   16.09 .......................................................................     $                                  0.0%
   16.10 .......................................................................     $                                  0.0%
   16.11 .......................................................................     $                                  0.0%


                                     285.3

SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

          Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                     ------------------------------------------
   16.12  Construction loans .................................................       $                                  0.0%
   16.13  Mortgage loans over 90 days past due ...............................       $                                  0.0%
   16.14  Mortgage loans in the process of foreclosure .......................       $                                  0.0%
   16.15  Mortgage loans foreclosed ..........................................       $                                  0.0%
   16.16  Restructured mortgage loans

    17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                  Residential                           Commercial                          Agricultural
      Loan to Value             1                  2                 3                  4                5                  6
   -------------------   --------------     --------------    --------------     --------------   --------------     --------------
   17.01  above 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.02  91 to 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.03  81 to 90% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.04  71 to 80% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.05  below 70% ..   $                        0.0%        $                        0.0%       $                        0.0%
    18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

   18.01  Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?     Yes |X| No |_|

          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

          Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                    Description
                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   18.02  ......................................................................     $                                  0.0%
   18.03  ......................................................................     $                                  0.0%
   18.04  ......................................................................     $                                  0.0%
   18.05  ......................................................................     $                                  0.0%
   18.06  ......................................................................     $                                  0.0%

    19.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                     At Year End                    At End of Each Quarter
                                                                                            1st Quarter   2nd Quarter    3rd Quarter
                                                                       1           2             3             4              5
                                                                ------------  ----------    ------------  ------------   -----------
   19.01  Securities lending agreements (do not include
          assets held as collateral for such transactions) .    $                 0.0%      $             $              $
   19.02  Repurchase agreements ............................    $                 0.0%      $             $              $
   19.03  Reverse repurchase agreements ....................    $                 0.0%      $             $              $
   19.04  Dollar repurchase agreements .....................    $                 0.0%      $             $              $
   19.05  Dollar reverse repurchase agreements .............    $                 0.0%      $             $              $


                                     285.4

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    20.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                               Owned                                       Written
                                                       1                   2                        3                    4
                                               ---------------      ---------------         ---------------        --------------
   20.01  Hedging .........................    $                          0.0%              $                           0.0%
   20.02  Income generation ...............    $                          0.0%              $                           0.0%
   20.03  Other ...........................    $                          0.0%              $                           0.0%

    21.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                        At Year End                           At End of Each Quarter
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   21.01  Hedging .........................    $                   0.0%        $                   $                   $
   21.02  Income generation ...............    $                   0.0%        $                   $                   $
   21.03  Replications ....................    $                   0.0%        $                   $                   $
   21.04  Other ...........................    $                   0.0%        $                   $                   $

    22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                        At Year End                          At End of Each Quarter
                                               ---------------------------     ---------------------------------------------------
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   22.01  Hedging .........................    $                   0.0%        $                   $                   $
   22.02  Income generation ...............    $                   0.0%        $                   $                   $
   22.03  Replications ....................    $                   0.0%        $                   $                   $
   22.04  Other ...........................    $                   0.0%        $                   $                   $


                                     285.5


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2005

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J                                                                              PAGE
Statement of Assets and Liabilities as of December 31, 2005.........................................................      2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2005.............................     10
Statements of Operations and Changes in Net Assets for the period May 28, 2004 to December 31, 2004.................     24
Notes to Financial Statements.......................................................................................     29
Report of Independent Registered Public Accounting Firms............................................................     45

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                                        SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio ......................................         73.929    $       918   $     1,030
       Equity Portfolio ........................................      1,811.550         44,978        44,726
       Fixed Income Portfolio ..................................        481.795          4,773         4,760
       Government Securities Portfolio .........................        882.095         10,055        10,021
       High Yield Portfolio ....................................      1,184.707         11,925        11,112
       Money Market Portfolio ..................................     12,244.600         12,245        12,244
     AIM Variable Insurance Funds:
       Basic Value Fund ........................................        489.564          5,883         6,002
       Financial Services Fund .................................        123.232          1,869         1,882
       Global Health Care Fund .................................         18.697            382           382
       High Yield Fund .........................................         81.078            532           489
       Real Estate Fund ........................................        105.714          2,124         2,227
       Technology Fund .........................................         30.821            401           391
     The Alger American Fund:
       Growth Portfolio ........................................    134,131.762      5,074,644     5,264,673
       MidCap Growth Portfolio .................................      1,620.957         35,158        35,499
       Small Capitalization Portfolio ..........................        557.676         12,893        13,206
     American Century Variable Portfolios, Inc:
       Income & Growth Fund ....................................        489.822          3,458         3,679
       Inflation Protection Fund ...............................        143.143          1,487         1,469
       International Fund ......................................        326.813          2,480         2,690
       Value Fund ..............................................        559.460          4,477         4,587
     Dreyfus Stock Index Fund ..................................        112.878          3,544         3,592
     Dreyfus Variable Investment Fund:
       International Value Portfolio ...........................        174.219          2,733         3,048
     Federated Insurance Series:
       High Income Bond Fund II ................................     67,350.993        513,217       521,297
       International Equity Fund II ............................        418.945          5,369         6,041
     Janus Aspen Series:
       Growth and Income  Portfolio ............................      1,292.845         22,442        22,715
       International Growth Portfolio ..........................         48.392          1,605         1,720
       Large Cap Growth Portfolio ..............................        123.651          2,564         2,579
       Mid Cap Growth Portfolio ................................         68.729          1,728         1,994
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ..............................        283.217          4,892         5,327
       Equity Portfolio ........................................        276.373          2,971         3,046
       International Equity Portfolio ..........................        261.522          3,096         3,355
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio .............................         38.277          1,044         1,001
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio .........................        111.917          1,409         1,415
       Partners Portfolio ......................................        240.667          4,847         5,152
       Regency Portfolio .......................................        912.913         13,245        14,150
     PIMCO Variable Insurance Trust:
       Money Market Fund .......................................        471.420            471           471
       Real Return Fund ........................................        914.720         11,823        11,608
       Short Term Fund .........................................        618.178          6,215         6,213
       Total Return Fund .......................................        663.835          6,945         6,798
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio .................................        750.164         15,267        16,031
       Mid Cap Value Portfolio .................................        139.541          3,444         3,449
     Potomac Fund:
       Dynamic VP High Yield Bond Fund .........................      6,771.846        135,714       135,776
     Royce Capital Fund:
       Micro-Cap Portfolio .....................................        332.306          3,879         4,177
       Small-Cap Portfolio .....................................        449.501          4,346         4,346

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                        SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2) (continued):
     Rydex Variable Trust:
       Basic Materials Fund ....................................      1,773.296    $    49,555   $    49,422
       Biotechnology Fund ......................................      1,205.309         25,475        25,757
       Commodities Fund ........................................         87.934          1,952         1,943
       Consumer Products Fund ..................................        228.287          7,319         7,221
       Electronics Fund ........................................         14.972            192           205
       Energy Fund .............................................        808.263         32,062        31,684
       Energy Services Fund ....................................        438.927         13,621        13,571
       Financial Services Fund .................................        294.595          8,625         8,573
       Health Care Fund ........................................        263.910          7,547         7,434
       Internet Fund ...........................................         78.543          1,144         1,158
       Inverse Small Cap Fund ..................................         30.238          1,228         1,228
       Large Cap Europe Fund ...................................          9.894            236           236
       Large Cap Growth Fund ...................................         32.727            864           841
       Large Cap Japan Fund ....................................      1,190.036         37,382        39,770
       Large Cap Value Fund ....................................         40.352          1,154         1,126
       Long Dynamic Dow 30 Fund ................................         60.593          1,398         1,399
       Medius Fund .............................................         92.573          2,816         2,792
       Mekros Fund .............................................        706.417         24,148        24,117
       Mid-Cap Growth Fund .....................................         24.887            757           753
       Mid-Cap Value Fund ......................................         48.016          1,261           925
       Nova Fund ...............................................        115.854          1,013           992
       OTC Fund ................................................      1,563.104         22,804        22,743
       Precious Metals Fund ....................................      1,705.671         16,541        17,671
       Real Estate Fund ........................................          2.053             84            83
       Sector Rotation Fund ....................................         93.151            982         1,182
       Small-Cap Value Fund ....................................         17.922            491           460
       Telecommunications Fund .................................         38.069            729           716
       Titan 500  Fund .........................................        263.427          4,913         4,839
       Transportation Fund .....................................        578.538         17,349        18,884
       U.S. Government Bond Fund ...............................        362.526          4,429         4,488
       U.S. Government Money Market Fund .......................    123,241.460        123,241       123,241
     Salomon Brothers Variable Series Funds Inc.:
       Strategic Bond Fund .....................................         88.055            958           908
     Third Avenue Variable Series Trust:
       Value Portfolio .........................................        609.212         15,185        16,699
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund ..........................        179.992          1,769         1,775
       Worldwide Bond Fund .....................................        239.071          2,858         2,876
       Worldwide Emerging Markets Fund .........................        255.096          4,285         5,079
       Worldwide Hard Assets Fund ..............................        379.531          9,002        10,528
       Worldwide Real Estate Fund ..............................        289.293          5,059         6,012
     Wells Fargo Advantage Variable Trust Funds:
       Discovery Fund ..........................................        223.720          2,770         3,208
       Opportunity Fund ........................................        122.278          2,843         2,962
------------------------------------------------------------------------------------------------------------
         Total assets.........................................................................   $ 6,671,871
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                               UNIT                   SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     40|86 Series Trust:
       Balanced Portfolio
         Base-Electronic ..................................................        90.996   $ 11.321776  $     1,030  $     1,030
                                                                                                                      -----------
       Equity Portfolio
         Base-Electronic ..................................................     3,206.396     13.032203       41,786
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       228.844     12.848559        2,940       44,726
                                                                                                                      -----------
       Fixed Income Portfolio
         Base-Electronic ..................................................        66.775     10.431394          697
         Base + GMDB1-under 70 Electronic .................................       391.812     10.370614        4,063        4,760
                                                                                                                      -----------
       Government Securities Portfolio
         Base + GMDB1-UNDER 70 ............................................       602.299     10.119546        6,095
         Base-Paper .......................................................       385.995     10.170343        3,926       10,021
                                                                                                                      -----------
       High Yield Portfolio
         Base-Electronic ..................................................        89.116     10.709850          954
         Base + GMDB1-under 70 Electronic .................................       954.060     10.647462       10,158       11,112
                                                                                                                      -----------
       Money Market Portfolio
         Base-Electronic ..................................................     1,213.554     10.089680       12,244       12,244
     AIM Variable Insurance Fund
       Basic Value Fund
         Base-Electronic ..................................................       538.491     11.146069        6,002        6,002
                                                                                                                      -----------
       Financial Services Fund
         Base-Electronic ..................................................       109.824     11.189294        1,229
         Base-Paper .......................................................        58.374     11.179952          653        1,882
                                                                                                                      -----------
       Global Health Care Fund
         Base-Electronic ..................................................        35.159     10.868685          382          382
                                                                                                                      -----------
       High Yield Fund
         Base-Paper .......................................................        45.012     10.861456          489          489
                                                                                                                      -----------
       Real Estate Fund
         Base-Electronic ..................................................       143.503     15.515530        2,227        2,227
                                                                                                                      -----------
       Technology Fund
         Base-Electronic ..................................................        35.936     10.885607          391          391
                                                                                                                      -----------
     The Alger American Fund:
       Growth Portfolio
         Base-Electronic ..................................................   450,547.058     11.682850    5,263,674
         Base-Paper .......................................................        85.549     11.673102          999    5,264,673
                                                                                                                      -----------
       MidCap Growth Portfolio
         Base + GMDB1-under 70 Electronic .................................     2,727.114     11.919788       32,507
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       253.108     11.820623        2,992       35,499
                                                                                                                      -----------
       Small Capitalization Portfolio
         Base + GMDB1-under 70 Electronic .................................     1,045.700     12.628674       13,206       13,206
                                                                                                                      -----------
     American Century Variable Portfolios, Inc:
       Income & Growth Fund
         Base-Electronic ..................................................       324.098     11.349964        3,679        3,679
                                                                                                                      -----------
       Inflation Protection Fund
         Base-Paper .......................................................       139.552     10.525060        1,469        1,469
                                                                                                                      -----------
       International Fund
         Base-Electronic ..................................................       215.401     12.487767        2,690        2,690
                                                                                                                      -----------
       Value Fund
         Base-Electronic ..................................................       117.191     11.283707        1,322
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       261.946     11.124653        2,914
         Base-Paper .......................................................        31.172     11.274292          351        4,587
                                                                                                                      -----------

GMDB = Guaranteed minimum death benefit
GMIB = Guaranteed minimum income benefit

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                               UNIT                   SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
     Dreyfus Stock Index Fund
         Base-Electronic ..................................................       199.944   $ 11.204726  $     2,240
         Base-Paper .......................................................       120.726     11.195373        1,352  $     3,592
                                                                                                                      -----------
     Dreyfus Variable Investment Fund:
       International Value Portfolio
         Base + GMDB1-under 70 Electronic .................................       243.617     12.509432        3,048        3,048
                                                                                                                      -----------
     Federated Insurance Series:
       High Income Bond Fund II
         Base-Electronic ..................................................    20,817.562     10.812292      225,086
         Base-Paper .......................................................    27,418.708     10.803258      296,211      521,297
                                                                                                                      -----------
       International Equity Fund II
         Base-Electronic ..................................................       493.815     11.928250        5,890
         Base-Paper .......................................................        12.667     11.918288          151        6,041
                                                                                                                      -----------
     Janus Aspen Series:
       Growth and Income Portfolio
         Base-Electronic ..................................................       117.737     12.260101        1,443
         Base + GMDB1-under 70 Electronic .................................     1,666.845     12.188684       20,317
         Base-Paper .......................................................        77.971     12.249863          955       22,715
                                                                                                                      -----------
       International Growth Portfolio
         Base-Electronic ..................................................        57.706     14.623558          844
         Base-Paper .......................................................        59.925     14.611348          876        1,720
                                                                                                                      -----------
       Large Cap Growth Portfolio
         Base-Electronic ..................................................       192.941     10.791812        2,082
         Base-Paper .......................................................        46.095     10.782805          497        2,579
                                                                                                                      -----------
       Mid Cap Growth Portfolio
         Base-Electronic ..................................................       157.191     12.687246        1,994        1,994
                                                                                                                      -----------
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio
         Base-Electronic ..................................................       239.744     17.507333        4,197
         Base-Paper .......................................................        64.611     17.492744        1,130        5,327
                                                                                                                      -----------
       Equity Portfolio
         Base-Electronic ..................................................       274.591     11.091383        3,046        3,046
       International Equity Portfolio
         Base-Electronic ..................................................       273.221     12.280277        3,355        3,355
                                                                                                                      -----------
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio
         Base-Paper .......................................................        88.933     11.259555        1,001        1,001
                                                                                                                      -----------
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio
         Base-Electronic ..................................................       142.241      9.946059        1,415        1,415
                                                                                                                      -----------
       Partners Portfolio
         Base-Electronic ..................................................       330.019     13.336316        4,401
         Base-Paper .......................................................        56.360     13.325185          751        5,152
                                                                                                                      -----------
       Regency Portfolio
         Base-Electronic ..................................................     1,100.848     12.853834       14,150       14,150
                                                                                                                      -----------
     PIMCO Variable Insurance Trust:
       Money Market Fund
         Base-Electronic ..................................................        46.773     10.076731          471          471
                                                                                                                      -----------
       Real Return Fund
         Base-Electronic ..................................................       278.980     10.809881        3,016
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       806.170     10.657467        8,592       11,608
                                                                                                                      -----------
       Short Term Fund
         Base-Electronic ..................................................       615.934     10.086650        6,213        6,213
                                                                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                               UNIT                   SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
     PIMCO Variable Insurance Trust: (continued)
       Total Return Fund
         Base-Electronic ..................................................       419.035   $ 10.442162  $     4,376
         Base-Paper .......................................................       232.168     10.433446        2,422  $     6,798
                                                                                                                      -----------
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio
         Base-Electronic ..................................................     1,358.081     11.804116       16,031       16,031
                                                                                                                      -----------
       Mid Cap Value
         Base-Electronic ..................................................       316.762     10.889817        3,449        3,449
                                                                                                                      -----------
     Potomac Fund:
       Dynamic VP HY Bond Fund
         Base-Electronic ..................................................     2,802.809     10.416968       29,197
         Base-Paper .......................................................    10,234.667     10.413482      106,579      135,776
                                                                                                                      -----------
     Royce Capital Fund
       Micro-Cap Portfolio
         Base-Electronic ..................................................        86.364     11.849250        1,023
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       269.970     11.682210        3,154        4,177
                                                                                                                      -----------
       Small-Cap Portfolio
         Base-Electronic ..................................................       120.306     12.421400        1,494
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       232.872     12.246356        2,852        4,346
                                                                                                                      -----------
     Rydex Variable Trust:
       Basic Materials Fund
         Base-Electronic ..................................................        16.693     12.646012          211
         Base + GMDB2 + GMIB-under 70 Electronic ..........................     3,922.828     12.467775       48,909
         Base-Paper .......................................................        23.863     12.635457          302       49,422
                                                                                                                      -----------
       Biotechnology Fund
         Base-Electronic ..................................................        20.036     10.060831          202
         Base + GMDB2 + GMIB-under 70 Electronic ..........................     2,545.985      9.918888       25,253
         Base-Paper .......................................................        30.071     10.052424          302       25,757
                                                                                                                      -----------
       Commodities Fund
         Base-Electronic ..................................................       201.753      9.631638        1,943        1,943
                                                                                                                      -----------
       Consumer Products Fund
         Base-Electronic ..................................................       709.036     10.183789        7,221        7,221
                                                                                                                      -----------
       Electronics Fund
         Base-Electronic ..................................................        22.074      9.287868          205          205
                                                                                                                      -----------
       Energy Fund
         Base-Electronic ..................................................     1,923.751     16.469855       31,684       31,684
                                                                                                                      -----------
       Energy Services Fund
         Base-Electronic ..................................................       770.424     17.615418       13,571       13,571
                                                                                                                      -----------
       Financial Services Fund
         Base-Electronic ..................................................       735.631     11.653467        8,573        8,573
                                                                                                                      -----------
       Health Care Fund
         Base-Electronic ..................................................       679.658     10.938345        7,434        7,434
                                                                                                                      -----------
       Internet Fund
         Base-Electronic ..................................................        65.476     10.845544          710
         Base-Paper .......................................................        41.308     10.836471          448        1,158
       Inverse Small-Cap Fund
         Base-Electronic ..................................................       152.074      8.072898        1,228        1,228
                                                                                                                      -----------
       Large Cap Europe Fund
         Base-Electronic ..................................................        18.739     12.583299          236          236
                                                                                                                      -----------
       Large Cap Growth Fund
         Base-Electronic ..................................................        80.023     10.510192          841          841
                                                                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                               UNIT                   SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Large Cap Japan Fund
         Base-Electronic ..................................................       462.784   $ 12.204890  $     5,648
         Base + GMDB1-under 70 Electronic .................................       586.034     12.133790        7,111
         Base + GMDB2 + GMIB-under 70 Electronic ..........................     2,163.166     12.032815       26,029
         Base-Paper .......................................................        80.553     12.194714          982  $    39,770
                                                                                                                      -----------
       Large Cap Value Fund
         Base-Electronic ..................................................        98.288     11.455117        1,126        1,126
                                                                                                                      -----------
       Long Dynamic Dow 30 Fund
         Base-Electronic ..................................................       133.867     10.453178        1,399        1,399
                                                                                                                      -----------
       Medius Fund
         Base-Electronic ..................................................       136.818     13.145497        1,799
         Base-Paper .......................................................        75.571     13.134520          993        2,792
                                                                                                                      -----------
       Mekros Fund
         Base-Electronic ..................................................     1,942.970     12.412482       24,117       24,117
                                                                                                                      -----------
       Mid-Cap Growth Fund
         Base-Paper .......................................................        62.052     12.128216          753          753
                                                                                                                      -----------
     Rydex Variable Trust: (continued)
       Mid-Cap Value Fund
         Base-Electronic ..................................................        76.655     12.071563          925          925
                                                                                                                      -----------
       Nova Fund
         Base-Paper .......................................................        86.607     11.449746          992          992
                                                                                                                      -----------
       OTC Fund
         Base-Electronic ..................................................     1,990.260     11.058710       22,010
         Base-Paper .......................................................        66.376     11.049452          733       22,743
                                                                                                                      -----------
       Precious Metals Fund
         Base-Electronic ..................................................     1,298.163     13.612024       17,671       17,671
                                                                                                                      -----------
       Real Estate Fund
         Base-Electronic ..................................................         5.875     14.082224           83           83
                                                                                                                      -----------
       Sector Rotation Fund
         Base-Electronic ..................................................        93.865     12.594634        1,182        1,182
                                                                                                                      -----------
       Small-Cap Value Fund
         Base-Electronic ..................................................        39.217     11.731123          460          460
                                                                                                                      -----------
       Telecommunications
         Base-Electronic ..................................................        66.508     10.767174          716          716
                                                                                                                      -----------
       Titan 500 Fund
         Base-Electronic ..................................................       411.994     11.744910        4,839        4,839
                                                                                                                      -----------
       Transportation Fund
         Base-Electronic ..................................................     1,376.112     13.392566       18,430
         Base-Paper .......................................................        33.902     13.381402          454       18,884
                                                                                                                      -----------
       U.S. Government Bond
         Base-Electronic ..................................................       338.522     11.766333        3,983
         Base-Paper .......................................................        42.947     11.756503          505        4,488
                                                                                                                      -----------
       U.S. Government Money Market Fund
         Base-Electronic ..................................................     4,594.961      9.955523       45,745
         Base-Paper .......................................................     7,790.774      9.947212       77,496      123,241
                                                                                                                      -----------
     Salomon Brothers Variable Series Funds Inc. ..........................
       Strategic Bond Fund
         Base-Electronic ..................................................        37.639     10.688579          402
         Base-Paper .......................................................        47.374     10.679664          506          908
                                                                                                                      -----------
     Third Avenue Variable Series Trust:
       Value Portfolio
         Base-Electronic ..................................................       968.094     13.099599       12,682
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       237.088     12.914995        3,062
         Base-Paper .......................................................        72.934     13.088676          955       16,699
                                                                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                               UNIT                   SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE       TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund
         Base-Electronic ..................................................       182.280   $  9.736097  $     1,775  $     1,775
                                                                                                                      -----------
       Worldwide Bond Fund
         Base-Electronic ..................................................       269.184     10.683188        2,876        2,876
                                                                                                                      -----------
       Worldwide Emerging Markets Fund
         Base + GMDB1-under 70 Electronic .................................       316.250     16.060601        5,079        5,079
                                                                                                                      -----------
       Worldwide Hard Assets Fund
         Base-Electronic ..................................................       564.599     18.646909       10,528       10,528
                                                                                                                      -----------
       Worldwide Real Estate Fund
         Base .............................................................       393.547     15.275807        6,012        6,012
                                                                                                                      -----------
     Wells Fargo Advantage Variable Trust Funds:
       Discovery Fund
         Base-Electronic ..................................................       282.966     11.338647        3,208        3,208
                                                                                                                      -----------
       Opportunity Fund
         Base + GMDB1 + GMWB/2-under 70 Electronic ........................       253.245     11.694548        2,962        2,962
                                                                                                                      -----------
           Net assets attributable to contract owners' deferred annuity reserves                         $ 6,671,871  $ 6,671,871

   The accompanying notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                       40|86 SERIES TRUST
                                                                            -----------------------------------------
                                                                                                          FIXED
                                                                              BALANCED       EQUITY       INCOME
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       17    $      209    $       31
Expenses:
   Mortality and expense risk fees .......................................          16           531            11
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................................           1          (322)           20
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................           2            98            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --         4,142            --
---------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....           2         4,240            --
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          37          (369)          (15)
---------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       40    $    3,549    $        5
=====================================================================================================================

                                                                                 40|86 SERIES TRUST
                                                                            -------------------------
                                                                                           GOVERNMENT
                                                                            FOCUS 20 (A)   SECURITIES
------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................   $       --    $       75
Expenses:
   Mortality and expense risk fees .......................................            3            37
------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................................           (3)           38
------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................           17            (2)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................           --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................           --            --
------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....           17            (2)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          (53)          (34)
------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........   $      (39)   $        2
======================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                       40|86 SERIES TRUST
                                                                            -----------------------------------------
                                                                                                          FIXED
                                                                              BALANCED       EQUITY       INCOME
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $        1    $     (322)   $       20
   Net realized gain (loss) on investments in portfolio shares ...........           2         4,240            --
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          37          (369)          (15)
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          40         3,549             5
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          (1)       40,375            --
   Contract redemptions ..................................................          (7)           (6)           (5)
   Net transfers .........................................................          --            --         4,063
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .........................................          (8)       40,369         4,058
---------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................          32        43,918         4,063
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................         998           808           697
---------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    1,030    $   44,726    $    4,760
=====================================================================================================================

                                                                               40|86 SERIES TRUST
                                                                            -------------------------
                                                                                           GOVERNMENT
                                                                            FOCUS 20 (A)   SECURITIES
------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................   $       (3)   $       38
   Net realized gain (loss) on investments in portfolio shares ...........           17            (2)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          (53)          (34)
------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          (39)            2
------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................           --         7,957
   Contract redemptions ..................................................           --        (4,035)
   Net transfers .........................................................         (470)        6,097
------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .........................................         (470)       10,019
------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................         (509)       10,021
------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          509            --
------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................   $       --    $   10,021
======================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of funds).
b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

   The accompanying notes are an integral part of these financial statements.

     40|86 SERIES
   TRUST (continued)                                   AIM VARIABLE INSURANCE FUNDS
------------------------   ----------------------------------------------------------------------------------------------
  HIGH          MONEY                      FINANCIAL     GLOBAL          HIGH        MID CAP         REAL
  YIELD         MARKET     BASIC VALUE     SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE     TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------

$      258    $    1,176    $       --    $       25    $       --    $       44    $       --    $       23   $       --

        77           649            28             6             5            86             1            25           --
-------------------------------------------------------------------------------------------------------------------------
       181           527           (28)           19            (5)          (42)           (1)           (2)          --
-------------------------------------------------------------------------------------------------------------------------


        (3)           --             1            (1)          (42)         (654)           36            53           --

       164            --            27            --            --            --            --            24           --

       403            --            41            --            --            --            --            35           --
-------------------------------------------------------------------------------------------------------------------------
       564            --            69            (1)          (42)         (654)           36           112           --
-------------------------------------------------------------------------------------------------------------------------

      (800)           --           120             9            --           (43)           --             5          (10)
-------------------------------------------------------------------------------------------------------------------------
$      (55)   $      527    $      161    $       27    $      (47)   $     (739)   $       35    $      115   $      (10)
=========================================================================================================================





     40|86 SERIES
   TRUST (continued)                                   AIM VARIABLE INSURANCE FUNDS
------------------------   ----------------------------------------------------------------------------------------------
  HIGH          MONEY                      FINANCIAL     GLOBAL          HIGH        MID CAP         REAL
  YIELD         MARKET     BASIC VALUE     SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE     TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------

$      181    $      527    $      (28)   $       19    $       (5)   $      (42)   $       (1)   $       (2)  $       --
       564            --            69            (1)          (42)         (654)           36           112           --

      (800)           --           120             9            --           (43)           --             5          (10)
-------------------------------------------------------------------------------------------------------------------------
       (55)          527           161            27           (47)         (739)           35           115          (10)
-------------------------------------------------------------------------------------------------------------------------

        --        79,662         1,749           136            --           995            --           243           --
       (87)      (28,612)           --          (277)           --          (503)           --          (282)          --
    10,289       (51,460)        4,092         1,857           429           736           (35)         (111)         401
-------------------------------------------------------------------------------------------------------------------------

    10,202          (410)        5,841         1,716           429         1,228           (35)         (150)         401
-------------------------------------------------------------------------------------------------------------------------
    10,147           117         6,002         1,743           382           489            --           (35)         391
-------------------------------------------------------------------------------------------------------------------------
       965        12,127            --           139            --            --            --         2,262           --
-------------------------------------------------------------------------------------------------------------------------
$   11,112    $   12,244    $    6,002    $    1,882    $      382    $      489    $       --    $    2,227   $      391
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                    THE ALGER AMERICAN FUND
                                                                            ----------------------------------------

                                                                                            MIDCAP         SMALL
                                                                              GROWTH        GROWTH    CAPITALIZATION
--------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $        9    $       --    $       --
Expenses:
   Mortality and expense risk fees .......................................      15,855           129           155
--------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................     (15,846)         (129)         (155)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................      33,917            --           456
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
--------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....      33,917            --           456
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................     190,021           341           312
--------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $  208,092    $      212    $      613
====================================================================================================================

                                                                               AMERICAN CENTURY
                                                                              VARIABLE PORTFOLIOS
                                                                            ------------------------

                                                                             INCOME &     INFLATION
                                                                              GROWTH      PROTECTION
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       26
Expenses:
   Mortality and expense risk fees .......................................          43             7
-----------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................         (43)           19
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................           1            (7)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
-----------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....           1            (7)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................         221           (18)
-----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $      179    $       (6)
=====================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                    THE ALGER AMERICAN FUND
                                                                            ----------------------------------------

                                                                                            MIDCAP         SMALL
                                                                              GROWTH        GROWTH    CAPITALIZATION
--------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $  (15,846)   $     (129)   $     (155)
   Net realized gain (loss) on investments in portfolio shares ...........      33,917            --           456
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................     190,021           341           312
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........     208,092           212           613
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................           1         2,876            --
   Contract redemptions ..................................................     (34,033)           --            --
   Net transfers .........................................................   5,086,707        32,411        12,593
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .........................................   5,052,675        35,287        12,593
--------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................   5,260,767        35,499        13,206
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................       3,906            --            --
--------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $5,264,673    $   35,499    $   13,206
====================================================================================================================

                                                                               AMERICAN CENTURY
                                                                              VARIABLE PORTFOLIOS
                                                                            ------------------------

                                                                             INCOME &     INFLATION
                                                                              GROWTH      PROTECTION
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $      (43)   $       19
   Net realized gain (loss) on investments in portfolio shares ...........           1            (7)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................         221           (18)
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........         179            (6)
-----------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................       3,500         2,984
   Contract redemptions ..................................................          --        (1,509)
   Net transfers .........................................................          --            --
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .........................................       3,500         1,475
-----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       3,679         1,469
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --
-----------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    3,679    $    1,469
=====================================================================================================


a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

   The accompanying notes are an integral part of these financial statements.

                                             DREYFUS
    AMERICAN CENTURY                         VARIABLE
   VARIABLE PORTFOLIOS                      INVESTMENT             FEDERATED
       (CONTINUED)                             FUNDS            INSURANCE SERIES               JANUS ASPEN SERIES
---------------------------                -------------  --------------------------  -------------------------------------
                                DREYFUS                      HIGH
                                 STOCK     INTERNATIONAL    INCOME     INTERNATIONAL  GROWTH AND  INTERNATIONAL   LARGE CAP
INTERNATIONAL      VALUE         INDEX         VALUE        BOND II      EQUITY II      INCOME        GROWTH     GROWTH (A)
---------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $       36    $       --    $   14,178    $       --    $       41    $        9   $        4

          15            87            31            33        13,769            76            69             7            5
---------------------------------------------------------------------------------------------------------------------------
         (15)          (87)            5           (33)          409           (76)          (28)            2           (1)
---------------------------------------------------------------------------------------------------------------------------


          24          (280)           (6)          150        18,038             3            (1)           94           (6)

          --            --            --            --            --            --            --            --           --

          --            --            --            --            --            --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
          24          (280)           (6)          150        18,038             3            (1)           94           (6)
---------------------------------------------------------------------------------------------------------------------------

         210           110            61           314         4,775           672           274           115           16
---------------------------------------------------------------------------------------------------------------------------
  $      219    $     (257)   $       60    $      431    $   23,222    $      599    $      245    $      211   $        9
===========================================================================================================================







                                             DREYFUS
    AMERICAN CENTURY                         VARIABLE
   VARIABLE PORTFOLIOS                      INVESTMENT             FEDERATED
       (CONTINUED)                             FUNDS            INSURANCE SERIES               JANUS ASPEN SERIES
---------------------------                -------------  --------------------------  -------------------------------------
                                DREYFUS                      HIGH
                                 STOCK     INTERNATIONAL    INCOME     INTERNATIONAL  GROWTH AND  INTERNATIONAL   LARGE CAP
INTERNATIONAL      VALUE         INDEX         VALUE        BOND II      EQUITY II      INCOME        GROWTH     GROWTH (A)
---------------------------------------------------------------------------------------------------------------------------

  $      (15)   $      (87)   $        5    $      (33)   $      409    $      (76)   $      (28)   $        2   $       (1)
          24          (280)           (6)          150        18,038             3            (1)           94           (6)

         210           110            61           314         4,775           672           274           115           16
---------------------------------------------------------------------------------------------------------------------------
         219          (257)           60           431        23,222           599           245           211            9
---------------------------------------------------------------------------------------------------------------------------

          75         2,876           994             1         4,799         4,800            --           298          993
          --          (261)         (499)         (100)      (12,837)           --            --            --         (496)
       2,396         2,229         1,539         2,716       334,260           642        22,470         1,211        2,073
---------------------------------------------------------------------------------------------------------------------------

       2,471         4,844         2,034         2,617       326,222         5,442        22,470         1,509        2,570
---------------------------------------------------------------------------------------------------------------------------
       2,690         4,587         2,094         3,048       349,444         6,041        22,715         1,720        2,579
---------------------------------------------------------------------------------------------------------------------------
          --            --         1,498            --       171,853            --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
  $    2,690    $    4,587    $    3,592    $    3,048    $  521,297    $    6,041    $   22,715    $    1,720   $    2,579
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                JANUS
                                                                                ASPEN
                                                                               SERIES
                                                                            (CONTINUED)             LAZARD RETIREMENT SERIES
                                                                            -----------   ----------------------------------------

                                                                              MID CAP      EMERGING                  INTERNATIONAL
                                                                              GROWTH        MARKETS       EQUITY        EQUITY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       12    $       22    $       29
Expenses:
   Mortality and expense risk fees .......................................          22            29            48            49
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................         (22)          (17)          (26)          (20)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................           1           172            --             1
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            25            --            17
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --           119            --            27
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....           1           316            --            45
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................         266           435            78           251
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $      245    $      734    $       52    $      276
==================================================================================================================================

                                                                           LORD ABBETT
                                                                           SERIES FUND
                                                                           -----------

                                                                            AMERICA'S
                                                                              VALUE
-----------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ................. $       --
Expenses:
   Mortality and expense risk fees .......................................         58
-----------------------------------------------------------------------------------------
         Net investment income (expense) .................................        (58)
-----------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................         89
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................         --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................         --
-----------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....         89
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................        (65)
-----------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........ $      (34)
=========================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                JANUS
                                                                                ASPEN
                                                                               SERIES
                                                                            (CONTINUED)             LAZARD RETIREMENT SERIES
                                                                            -----------   ----------------------------------------

                                                                              MID CAP      EMERGING                  INTERNATIONAL
                                                                              GROWTH        MARKETS       EQUITY        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $      (22)   $      (17)   $      (26)   $      (20)
   Net realized gain (loss) on investments in portfolio shares ...........           1           316            --            45
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................         266           435            78           251
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........         245           734            52           276
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................       1,749           609            --            76
   Contract redemptions ..................................................          --            (9)           (3)           (4)
   Net transfers .........................................................          --         3,993            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................       1,749         4,593            (3)           72
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       1,994         5,327            49           348
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --         2,997         3,007
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    1,994    $    5,327    $    3,046    $    3,355
====================================================================================================================================

                                                                          LORD ABBETT
                                                                          SERIES FUND
                                                                          -----------

                                                                           AMERICA'S
                                                                             VALUE
----------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................$      (58)
   Net realized gain (loss) on investments in portfolio shares ...........        89
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................       (65)
----------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........       (34)
----------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................        20
   Contract redemptions ..................................................        (2)
   Net transfers .........................................................    (2,670)
----------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................    (2,652)
----------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................    (2,686)
----------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................     2,686
----------------------------------------------------------------------------------------
               Net assets, end of period .................................$       --
========================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                                 PIONEER
LORD ABBETT              NEUBERGER BERMAN                                                                       VARIABLE
SERIES FUND            ADVISERS MANAGEMENT                                                                      CONTRACTS
(CONTINUED)                   TRUST                               PIMCO VARIABLE INSURANCE TRUST                 TRUST
-----------   -------------------------------------     ----------------------------------------------------   ----------
               LIMITED
GROWTH AND     MATURITY                                    MONEY        REAL          SHORT         TOTAL        EQUITY
  INCOME         BOND        PARTNERS       REGENCY       MARKET       RETURN          TERM         RETURN       INCOME
-------------------------------------------------------------------------------------------------------------------------

$       10    $       --    $       77    $       16    $        9    $      407    $       71    $      174   $      324

         4             2            75           408             4           263            38            77          231
-------------------------------------------------------------------------------------------------------------------------
         6            (2)            2          (392)            5           144            33            97           93
-------------------------------------------------------------------------------------------------------------------------


       (14)           --           289         1,069            --            82            --          (173)          17

        --            --            --           396            --           124            --           109           --

        59            --             2           760            --             2            --            94           --
-------------------------------------------------------------------------------------------------------------------------
        45            --           291         2,225            --           208            --            30           17
-------------------------------------------------------------------------------------------------------------------------

       (42)            6           273           596            --          (168)           (2)         (147)         764
-------------------------------------------------------------------------------------------------------------------------
$        9    $        4    $      566    $    2,429    $        5    $      184    $       31    $      (20)  $      874
=========================================================================================================================







                                                                                                                 PIONEER
LORD ABBETT              NEUBERGER BERMAN                                                                       VARIABLE
SERIES FUND            ADVISERS MANAGEMENT                                                                      CONTRACTS
(CONTINUED)                   TRUST                               PIMCO VARIABLE INSURANCE TRUST                 TRUST
-----------   -------------------------------------     ----------------------------------------------------   ----------
               LIMITED
GROWTH AND     MATURITY                                    MONEY        REAL          SHORT         TOTAL        EQUITY
  INCOME         BOND        PARTNERS       REGENCY       MARKET       RETURN          TERM         RETURN       INCOME
-------------------------------------------------------------------------------------------------------------------------

$        6    $       (2)   $        2    $     (392)   $        5    $      144    $       33    $       97   $       93
        45            --           291         2,225            --           208            --            30           17

       (42)            6           273           596            --          (168)           (2)         (147)         764
-------------------------------------------------------------------------------------------------------------------------
         9             4           566         2,429             5           184            31           (20)         874
-------------------------------------------------------------------------------------------------------------------------

     1,987            --            (1)        9,614            (1)        8,645            (1)           --       14,400
      (995)           --            (8)         (656)           (3)         (207)           (2)         (120)          --
        --         1,411         3,732        (5,487)          470        (4,598)        4,085         6,938          757
-------------------------------------------------------------------------------------------------------------------------

       992         1,411         3,723         3,471           466         3,840         4,082         6,818       15,157
-------------------------------------------------------------------------------------------------------------------------
     1,001         1,415         4,289         5,900           471         4,024         4,113         6,798       16,031
-------------------------------------------------------------------------------------------------------------------------
        --            --           863         8,250            --         7,584         2,100            --           --
-------------------------------------------------------------------------------------------------------------------------
$    1,001    $    1,415    $    5,152    $   14,150    $      471    $   11,608    $    6,213    $    6,798   $   16,031
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             PIONEER
                                                                             VARIABLE
                                                                            CONTRACTS
                                                                              TRUST         POTOMAC                ROYCE
                                                                           (CONTINUED)       FUND              CAPITAL FUND
                                                                           -----------    -----------   ------------------------
                                                                             MID CAP      DYNAMIC VP
                                                                            VALUE (A)     HY BOND (A)    MICRO-CAP     SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $    1,674    $       20    $       --
Expenses:
   Mortality and expense risk fees .......................................           4           682            42           115
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................          (4)          992           (22)         (115)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................          --        (1,276)           62          (350)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            31            17
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            29            24
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          --        (1,276)          122          (309)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................................           6            62           298            16
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $        2    $     (222)   $      398    $     (408)
=================================================================================================================================

                                                                               RYDEX
                                                                           VARIABLE TRUST
                                                                           --------------
                                                                           CLS ADVISORONE
                                                                             AMERIGO (B)
-----------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................   $        2
Expenses:
   Mortality and expense risk fees .......................................            3
-----------------------------------------------------------------------------------------
         Net investment income (expense) .................................           (1)
-----------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................          (33)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................            7
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................            5
-----------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          (21)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................................           --
-----------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........   $      (22)
=========================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             PIONEER
                                                                             VARIABLE
                                                                            CONTRACTS
                                                                              TRUST         POTOMAC                ROYCE
                                                                           (CONTINUED)       FUND              CAPITAL FUND
                                                                           -----------    -----------   ------------------------
                                                                             MID CAP      DYNAMIC VP
                                                                            VALUE (A)     HY BOND (A)    MICRO-CAP     SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $       (4)   $      992    $      (22)   $     (115)
   Net realized gain (loss) on investments in portfolio shares ...........          --        (1,276)          122          (309)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................           6            62           298            16
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........           2          (222)          398          (408)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          --       111,000         2,877         2,874
   Contract redemptions ..................................................          --        (2,400)           --          (401)
   Net transfers .........................................................       3,447        27,398           902           213
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................       3,447       135,998         3,779         2,686
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       3,449       135,776         4,177         2,278
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --            --         2,068
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    3,449    $  135,776    $    4,177    $    4,346
=================================================================================================================================

                                                                               RYDEX
                                                                           VARIABLE TRUST
                                                                           --------------
                                                                           CLS ADVISORONE
                                                                             AMERIGO (B)
-----------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................   $       (1)
   Net realized gain (loss) on investments in portfolio shares ...........          (21)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................           --
-----------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          (22)
-----------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................            1
   Contract redemptions ..................................................           --
   Net transfers .........................................................           21
-----------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................           22
-----------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................           --
-----------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................           --
-----------------------------------------------------------------------------------------
               Net assets, end of period .................................   $       --
=========================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.
b)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

   The accompanying notes are an integral part of these financial statements.

                                             RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                BASIC                       COMMO-                     CONSUMER                     ENERGY      FINANCIAL
   ARKTOS     MATERIALS   BIOTECHNOLOGY   DITIES (B)     PRODUCTS     ELECTRONICS     ENERGY       SERVICES     SERVICES
-------------------------------------------------------------------------------------------------------------------------

$       --    $       --    $       --    $       13    $       --    $       --    $        8    $       --   $       --

         1            45            52             5            23            23           326           256           37
-------------------------------------------------------------------------------------------------------------------------
        (1)          (45)          (52)            8           (23)          (23)         (318)         (256)         (37)
-------------------------------------------------------------------------------------------------------------------------


      (111)           20          (371)         (191)          (62)         (404)        2,461         3,793          671

        --            --            --            --            --            --         2,135            --           --

        --            --            --            --            --            --            70            --           --
-------------------------------------------------------------------------------------------------------------------------
      (111)           20          (371)         (191)          (62)         (404)        4,666         3,793          671
-------------------------------------------------------------------------------------------------------------------------

        --          (133)          282            (9)          (98)           13          (378)          (49)         (52)
-------------------------------------------------------------------------------------------------------------------------
$     (112)   $     (158)   $     (141)   $     (192)   $     (183)   $     (414)   $    3,970    $    3,488   $      582
=========================================================================================================================











                                             RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                BASIC                       COMMO-                     CONSUMER                     ENERGY      FINANCIAL
   ARKTOS     MATERIALS   BIOTECHNOLOGY   DITIES (B)     PRODUCTS     ELECTRONICS     ENERGY       SERVICES     SERVICES
-------------------------------------------------------------------------------------------------------------------------

$       (1)   $      (45)   $      (52)   $        8    $      (23)   $      (23)   $     (318)   $     (256)  $      (37)
      (111)           20          (371)         (191)          (62)         (404)        4,666         3,793          671

        --          (133)          282            (9)          (98)           13          (378)          (49)         (52)
-------------------------------------------------------------------------------------------------------------------------
      (112)         (158)         (141)         (192)         (183)         (414)        3,970         3,488          582
-------------------------------------------------------------------------------------------------------------------------

        --        25,000        24,995            --            --            10        36,414        31,361           --
    (6,525)           --            --            --            --            --            --            --           --
     6,637        24,580           903         2,135         7,404           609        (8,700)      (21,278)       7,991
-------------------------------------------------------------------------------------------------------------------------

       112        49,580        25,898         2,135         7,404           619        27,714        10,083        7,991
-------------------------------------------------------------------------------------------------------------------------
        --        49,422        25,757         1,943         7,221           205        31,684        13,571        8,573
-------------------------------------------------------------------------------------------------------------------------
        --            --            --            --            --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------
$       --    $   49,422    $   25,757    $    1,943    $    7,221    $      205    $   31,684    $   13,571   $    8,573
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                            ---------------------------------------
                                                                                                           INVERSE
                                                                              HEALTH                       DYNAMIC
                                                                               CARE         INTERNET       DOW 30
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees .......................................          10             2             3
-------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................         (10)           (2)           (3)
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................          40            --          (109)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
-------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          40            --          (109)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................        (112)           14             9
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $      (82)   $       12    $     (103)
===================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                              INVERSE
                                                                             SMALL-CAP        JUNO
--------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       --
Expenses:
   Mortality and expense risk fees .......................................          30            26
--------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................         (30)          (26)
--------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................        (763)          (43)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
--------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....        (763)          (43)
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          --            --
--------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $     (793)   $      (69)
========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                            ---------------------------------------
                                                                                                           INVERSE
                                                                              HEALTH                       DYNAMIC
                                                                               CARE         INTERNET       DOW 30
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $      (10)   $       (2)   $       (3)
   Net realized gain (loss) on investments in portfolio shares ...........          40            --          (109)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................        (112)           14             9
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........         (82)           12          (103)
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          (2)           --           134
   Contract redemptions ..................................................          --            --        (6,772)
   Net transfers .........................................................       7,518         1,146         6,612
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................       7,516         1,146           (26)
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       7,434         1,158          (129)
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --           129
-------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    7,434    $    1,158    $       --
===================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                              INVERSE
                                                                             SMALL-CAP        JUNO
--------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $      (30)   $      (26)
   Net realized gain (loss) on investments in portfolio shares ...........        (763)          (43)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          --            --
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........        (793)          (69)
--------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          --            (1)
   Contract redemptions ..................................................          --       (13,326)
   Net transfers .........................................................       2,021        13,396
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................       2,021            69
--------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       1,228            --
--------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --
--------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    1,228    $       --
========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             RYDEX VARIABLE TRUST (CONTINUED)
 ------------------------------------------------------------------------------------------------------------------------

 LARGE CAP     LARGE CAP     LARGE CAP     LARGE CAP   LONG DYNAMIC                                MID-CAP      MID-CAP
  EUROPE        GROWTH         JAPAN         VALUE        DOW 30        MEDIUS        MEKROS        GROWTH       VALUE
-------------------------------------------------------------------------------------------------------------------------

$       12    $       --    $       --    $        6    $       10    $       --    $      399    $       --   $        6

        12             7            95             3            27            69           123             8            4
-------------------------------------------------------------------------------------------------------------------------
        --            (7)          (95)            3           (17)          (69)          276            (8)           2
-------------------------------------------------------------------------------------------------------------------------


       137          (372)          544             9          (380)          389         1,484          (467)         (66)

        17            14            --            13            56            --            --            --          273

        --            --            --             3            35            44            --            --           38
-------------------------------------------------------------------------------------------------------------------------
       154          (358)          544            25          (289)          433         1,484          (467)         245
-------------------------------------------------------------------------------------------------------------------------

        --           (23)        2,389           (28)           91           (25)          (31)           (4)        (336)
-------------------------------------------------------------------------------------------------------------------------
$      154    $     (388)   $    2,838    $       --    $     (215)   $      339    $    1,729    $     (479)  $      (89)
=========================================================================================================================







                                             RYDEX VARIABLE TRUST (CONTINUED)
 ------------------------------------------------------------------------------------------------------------------------

 LARGE CAP     LARGE CAP     LARGE CAP     LARGE CAP   LONG DYNAMIC                                MID-CAP      MID-CAP
  EUROPE        GROWTH         JAPAN         VALUE        DOW 30        MEDIUS        MEKROS        GROWTH       VALUE
-------------------------------------------------------------------------------------------------------------------------

$       --    $       (7)   $      (95)   $        3    $      (17)   $      (69)   $      276    $       (8)  $        2
       154          (358)          544            25          (289)          433         1,484          (467)         245

        --           (23)        2,389           (28)           91           (25)          (31)           (4)        (336)
-------------------------------------------------------------------------------------------------------------------------
       154          (388)        2,838            --          (215)          339         1,729          (479)         (89)
-------------------------------------------------------------------------------------------------------------------------

        (8)           (2)       24,993            (5)           --            --             1            --          (13)
       (60)           --       (13,459)           --            (2)          (51)         (110)           --           --
       150         1,231        25,398         1,131           136         2,504        22,497         1,232        1,027
-------------------------------------------------------------------------------------------------------------------------

        82         1,229        36,932         1,126           134         2,453        22,388         1,232        1,014
-------------------------------------------------------------------------------------------------------------------------
       236           841        39,770         1,126           (81)        2,792        24,117           753          925
-------------------------------------------------------------------------------------------------------------------------
        --            --            --            --         1,480            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------
$      236    $      841    $   39,770    $    1,126    $    1,399    $    2,792    $   24,117    $      753   $      925
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                            ---------------------------------------


                                                                                                         PRECIOUS
                                                                               NOVA           OTC         METALS
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       54    $       --    $       --
Expenses:
   Mortality and expense risk fees .......................................          64           100            30
-------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................         (10)         (100)          (30)
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares          31          (295)          (40)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
-------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          31          (295)          (40)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................         (21)          (61)        1,130
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       --    $     (456)   $    1,060
===================================================================================================================

                                                                         RYDEX VARIABLE TRUST (CONTINUED)
                                                                         --------------------------------

                                                                                REAL
                                                                               ESTATE       RETAILING
---------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................   $      117    $       --
Expenses:
   Mortality and expense risk fees .......................................           45             5
---------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................           72            (5)
---------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares         (509)         (475)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................           --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................           --            --
---------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....         (509)         (475)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................           (1)           --
---------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........   $     (438)   $     (480)
=========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                            ---------------------------------------


                                                                                                         PRECIOUS
                                                                               NOVA           OTC         METALS
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $      (10)   $     (100)   $      (30)
   Net realized gain (loss) on investments in portfolio shares ...........          31          (295)          (40)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................         (21)          (61)        1,130
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          --          (456)        1,060
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          --            --           609
   Contract redemptions ..................................................         (51)          (72)           --
   Net transfers .........................................................       1,043        23,271        16,002
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................         992        23,199        16,611
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................         992        22,743        17,671
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --            --
-------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $      992    $   22,743    $   17,671
===================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------


                                                                               REAL
                                                                              ESTATE       RETAILING
--------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $       72    $       (5)
   Net realized gain (loss) on investments in portfolio shares ...........        (509)         (475)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          (1)           --
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........        (438)         (480)
--------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          74            --
   Contract redemptions ..................................................          --            --
   Net transfers .........................................................         447           480
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................         521           480
--------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................          83            --
--------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --
--------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $       83    $       --
========================================================================================================

a)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

   The accompanying notes are an integral part of these financial statements.

                                           RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      U.S.
                                                                                       U.S.       GOVERNMENT
  SECTOR       SMALL-CAP  STRENGTHENING      TELE-                                  GOVERNMENT       MONEY
 ROTATION        VALUE      DOLLAR (A)   COMMUNICATIONS  TITAN 500  TRANSPORTATION     BOND          MARKET    UTILITIES
-------------------------------------------------------------------------------------------------------------------------
$       --    $       --    $        2    $       --    $        5    $       --    $      264    $   30,260   $       16

        21             3             3             7            59            50           128        22,949           67
-------------------------------------------------------------------------------------------------------------------------
       (21)           (3)           (1)           (7)          (54)          (50)          136         7,311          (51)
-------------------------------------------------------------------------------------------------------------------------

       117           (31)          (35)         (233)         (232)          613        (2,834)           --       (1,205)

        --            13            --             4           208            --            --            --           --

        --             7            --             1           197            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------
       117           (11)          (35)         (228)          173           613        (2,834)           --       (1,205)
-------------------------------------------------------------------------------------------------------------------------

        42           (31)           --           (13)           20         1,534            59            --          (10)
-------------------------------------------------------------------------------------------------------------------------
$      138    $      (45)   $      (36)   $     (248)   $      139    $    2,097    $   (2,639)   $    7,311   $   (1,266)
=========================================================================================================================







                                           RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      U.S.
                                                                                       U.S.       GOVERNMENT
  SECTOR       SMALL-CAP  STRENGTHENING      TELE-                                  GOVERNMENT       MONEY
 ROTATION        VALUE      DOLLAR (A)   COMMUNICATIONS  TITAN 500  TRANSPORTATION     BOND          MARKET    UTILITIES
-------------------------------------------------------------------------------------------------------------------------
$      (21)   $       (3)   $       (1)   $       (7)   $      (54)   $      (50)   $      136    $    7,311   $      (51)
       117           (11)          (35)         (228)          173           613        (2,834)           --       (1,205)

        42           (31)           --           (13)           20         1,534            59            --          (10)
-------------------------------------------------------------------------------------------------------------------------
       138           (45)          (36)         (248)          139         2,097        (2,639)        7,311       (1,266)
-------------------------------------------------------------------------------------------------------------------------

       135           (12)           --            (1)           (3)            1            (2)    5,378,620           (1)
      (306)           --            --            --            (3)           --          (104)       (4,016)          (9)
        11           517            36           965         1,718        16,786         7,233    (5,258,674)         649
-------------------------------------------------------------------------------------------------------------------------

      (160)          505            36           964         1,712        16,787         7,127       115,930          639
-------------------------------------------------------------------------------------------------------------------------
       (22)          460            --           716         1,851        18,884         4,488       123,241         (627)
-------------------------------------------------------------------------------------------------------------------------
     1,204            --            --            --         2,988            --            --            --          627
-------------------------------------------------------------------------------------------------------------------------
$    1,182    $      460    $       --    $      716    $    4,839    $   18,884    $    4,488    $  123,241   $       --
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX       SALOMON
                                                                          VARIABLE      BROTHERS
                                                                            TRUST       VARIABLE    SELIGMAN
                                                                         (CONTINUED)  SERIES FUNDS  ORTFOLIOS
                                                                         ------------ ------------  ----------
                                                                                        STRATEGIC     GLOBAL
                                                                         VELOCITY 100     BOND      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $       --   $       44   $       --
Expenses:
   Mortality and expense risk fees ...................................             5           55            4
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................            (5)         (11)          (4)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................            39            9            9
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --           34           --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --           23           --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .            39           66            9
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................            --          (50)         (10)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $       34   $        5   $       (5)
===============================================================================================================

                                                                           STRONG        THIRD
                                                                          VARIABLE       AVENUE
                                                                          INSURANCE     VARIABLE
                                                                            FUNDS     SERIES TRUST
                                                                         ------------ ------------
                                                                           MID CAP
                                                                         GROWTH II (a)    VALUE
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $       --   $      187
Expenses:
   Mortality and expense risk fees ...................................            12          207
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (12)         (20)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          (182)          33
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --          153
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --          151
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          (182)         337
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................            22        1,497
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $     (172)  $    1,814
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX       SALOMON
                                                                          VARIABLE      BROTHERS
                                                                            TRUST       VARIABLE    SELIGMAN
                                                                         (CONTINUED)  SERIES FUNDS  ORTFOLIOS
                                                                         ------------ ------------  ----------
                                                                                        STRATEGIC     GLOBAL
                                                                         VELOCITY 100     BOND      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $       (5)  $      (11)  $       (4)
   Net realized gain (loss) on investments in portfolio shares .......            39           66            9
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................            --          (50)         (10)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......            34            5           (5)
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............            --            8          225
   Contract redemptions ..............................................            --           (2)        (474)
   Net transfers .....................................................           (34)         897           20
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................           (34)         903         (229)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................            --          908         (234)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................            --           --          234
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $       --   $      908   $       --
===============================================================================================================

                                                                           STRONG        THIRD
                                                                          VARIABLE       AVENUE
                                                                          INSURANCE     VARIABLE
                                                                            FUNDS     SERIES TRUST
                                                                         ------------ ------------
                                                                           MID CAP
                                                                         GROWTH II (a)    VALUE
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $      (12)  $      (20)
   Net realized gain (loss) on investments in portfolio shares .......          (182)         337
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................            22        1,497
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......          (172)       1,814
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............            (1)      12,499
   Contract redemptions ..............................................            --           (4)
   Net transfers .....................................................        (2,805)       2,127
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        (2,806)      14,622
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        (2,978)      16,436
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................         2,978          263
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $       --   $   16,699
==================================================================================================

a) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
b)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
c) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

   The accompanying notes are an integral part of these financial statements.

                                                                       WELLS FARGO
                       VAN ECK WORLDWIDE                           ADVANTAGE VARIABLE
                        INSURANCE TRUST                                TRUST FUNDS
-------------------------------------------------------------- --------------------------
  ABSOLUTE                 EMERGING       HARD         REAL                    OPPOR-       COMBINED
   RETURN       BOND        MARKETS      ASSETS       ESTATE   DISCOVERY (b)  TUNITY (c)     TOTAL
----------------------------------------------------------------------------------------------------

$       --   $       82   $        4   $       --   $      108  $       --   $       --       50,605

        32           46           74           76           80          35           34       59,288
----------------------------------------------------------------------------------------------------
       (32)          36          (70)         (76)          28         (35)         (34)      (8,683)
----------------------------------------------------------------------------------------------------


         1         (127)         531          928           68           4            1       54,219

        --           --           --           --           21          --           --        3,882

        --           --           --           --           29          --           --        6,340
----------------------------------------------------------------------------------------------------
         1         (127)         531          928          118           4            1       64,441
----------------------------------------------------------------------------------------------------

         3           20          769        1,527          953         438          119      208,354
----------------------------------------------------------------------------------------------------
$      (28)  $      (71)  $    1,230   $    2,379   $    1,099  $      407   $       86      264,112
====================================================================================================








                                                                       WELLS FARGO
                       VAN ECK WORLDWIDE                           ADVANTAGE VARIABLE
                        INSURANCE TRUST                                TRUST FUNDS
-------------------------------------------------------------- --------------------------
  ABSOLUTE                 EMERGING       HARD         REAL                    OPPOR-       COMBINED
   RETURN       BOND        MARKETS      ASSETS       ESTATE   DISCOVERY (b)  TUNITY (c)     TOTAL
----------------------------------------------------------------------------------------------------

$      (32)  $       36   $      (70)  $      (76)  $       28  $      (35)  $      (34)      (8,683)
         1         (127)         531          928          118           4            1       64,441

         3           20          769        1,527          953         438          119      208,354
----------------------------------------------------------------------------------------------------
       (28)         (71)       1,230        2,379        1,099         407           86      264,112
----------------------------------------------------------------------------------------------------

       136           (1)           1          298        4,946          --        2,876    5,852,446
      (272)          (1)        (142)          (2)          --          (4)          --     (134,126)
         2        1,751        3,506        7,853          (33)      2,805           --      450,600
----------------------------------------------------------------------------------------------------

      (134)       1,749        3,365        8,149        4,913       2,801        2,876    6,168,920
----------------------------------------------------------------------------------------------------
      (162)       1,678        4,595       10,528        6,012       3,208        2,962    6,433,032
----------------------------------------------------------------------------------------------------
     1,937        1,198          484           --           --          --           --      238,839
----------------------------------------------------------------------------------------------------
$    1,775   $    2,876   $    5,079   $   10,528   $    6,012  $    3,208   $    2,962    6,671,871
====================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004

                                                                                      40/86 SERIES TRUST
                                                                            --------------------------------------

                                                                                                          FIXED
                                                                             BALANCED       EQUITY        INCOME
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       10    $        3    $       10
Expenses:
   Mortality and expense risk fees .......................................           5             4             4
------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................           5            (1)            6
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares          --             1            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --             3            --
------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          --             4            --
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          75           118             3
------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       80    $      121    $        9
==================================================================================================================

                                                                               40/86 SERIES TRUST
                                                                            -------------------------

                                                                                            HIGH
                                                                             FOCUS 20       YIELD
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       21
Expenses:
   Mortality and expense risk fees .......................................           2             5
-----------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................          (2)           16
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares          --            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            30
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            15
-----------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          --            45
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          53           (13)
-----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       51    $       48
=====================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004

                                                                                        40/86 SERIES TRUST
                                                                            ---------------------------------------

                                                                                                          FIXED
                                                                             BALANCED       EQUITY        INCOME
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $        5    $       (1)   $        6
   Net realized gain (loss) on investments in portfolio shares ...........          --             4            --
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          75           118             3
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          80           121             9
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................         918           687           688
   Contract redemptions ..................................................          --            --            --
   Net transfers .........................................................          --            --            --
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................         918           687           688
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................         998           808           697
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --            --
-------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $      998    $      808    $      697
===================================================================================================================

                                                                                40/86 SERIES TRUST
                                                                            --------------------------

                                                                                             HIGH
                                                                              FOCUS 20       YIELD
------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................   $       (2)   $       16
   Net realized gain (loss) on investments in portfolio shares ...........           --            45
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................           53           (13)
------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........           51            48
------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          458           917
   Contract redemptions ..................................................           --            --
   Net transfers .........................................................           --            --
------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................          458           917
------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................          509           965
------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................           --            --
------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................   $      509    $      965
======================================================================================================

   The accompanying notes are an integral part of these financial statements.

40/86 SERIES                                                            FEDERATED
    TRUST              AIM VARIABLE         THE ALGER                    AMERICAN                               LORD ABBETT
 (CONTINUED)         INSURANCE FUNDS      AMERICAN FUND                   SERIES      LAZARD RETIREMENT SERIES  SERIES FUND
------------    ------------------------  -------------                 ----------    ------------------------- -----------
                                                           DYREFUS         HIGH
    MONEY       FINANCIAL        REAL                       STOCK         INCOME                  INTERNATIONAL  AMERICA'S
    MARKET      SERVICES        ESTATE         GROWTH       INDEX         BOND II       EQUITY        EQUITY       VALUE
------------------------

  $       22    $        1    $       16    $       --    $       11    $       --    $       --    $       --   $       41

          21            --             5             1            --           495            --            --            6
---------------------------------------------------------------------------------------------------------------------------
           1             1            11            (1)           11          (495)           --            --           35
---------------------------------------------------------------------------------------------------------------------------

          --            --            --            --            --             6            --            --           --

          --            --            28            --            --            --            --            --           --

          --            --             5            --            --            --            --            --            2
---------------------------------------------------------------------------------------------------------------------------
          --            --            33            --            --             6            --            --            2
---------------------------------------------------------------------------------------------------------------------------

          --             4            97             7           (13)        3,305            (3)            8           65
---------------------------------------------------------------------------------------------------------------------------
  $        1    $        5    $      141    $        6    $       (2)   $    2,816    $       (3)   $        8   $      102
===========================================================================================================================







40/86 SERIES                                                            FEDERATED
    TRUST              AIM VARIABLE         THE ALGER                    AMERICAN                               LORD ABBETT
 (CONTINUED)         INSURANCE FUNDS      AMERICAN FUND                   SERIES      LAZARD RETIREMENT SERIES  SERIES FUND
------------    ------------------------  -------------                 ----------    ------------------------- -----------
                                                           DYREFUS         HIGH
    MONEY       FINANCIAL        REAL                       STOCK         INCOME                  INTERNATIONAL  AMERICA'S
    MARKET      SERVICES        ESTATE         GROWTH       INDEX         BOND II       EQUITY        EQUITY       VALUE
------------------------

  $        1    $        1    $       11    $       (1)   $       11    $     (495)   $       --    $       --   $       35
          --            --            33            --            --             6            --            --            2

          --             4            97             7           (13)        3,305            (3)            8           65
---------------------------------------------------------------------------------------------------------------------------
           1             5           141             6            (2)        2,816            (3)            8          102
---------------------------------------------------------------------------------------------------------------------------

      12,126           134           138         3,900         1,500        69,013         3,000         2,999           --
          --            --            --            --            --            --            --            --           --
          --            --         1,983            --            --       100,024            --            --        2,584
---------------------------------------------------------------------------------------------------------------------------

      12,126           134         2,121         3,900         1,500       169,037         3,000         2,999        2,584
---------------------------------------------------------------------------------------------------------------------------
      12,127           139         2,262         3,906         1,498       171,853         2,997         3,007        2,686
---------------------------------------------------------------------------------------------------------------------------
          --            --            --            --            --            --            --            --           --
---------------------------------------------------------------------------------------------------------------------------
  $   12,127    $      139    $    2,262    $    3,906    $    1,498    $  171,853    $    2,997    $    3,007   $    2,686
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004


                                                                                 NEUBERGER BERMAN
                                                                                      ADVISER
                                                                                 MANAGEMENT TRUST
                                                                            ------------------------


                                                                             PARTNERS       REGENCY
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       --    $       --
Expenses:
   Mortality and expense risk fees .......................................           2            11
-----------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................          (2)          (11)
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares          --            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................          --            --
-----------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....          --            --
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................          32           309
-----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       30    $      298
=====================================================================================================



                                                                                 PIMCO VARIABLE          ROYCE
                                                                                INSURANCE TRUST       CAPITAL FUND
                                                                             -----------------------  ------------

                                                                               REAL          SHORT
                                                                              RETURN         TERM       SMALL-CAP
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................  $       10    $        1    $       --
Expenses:
   Mortality and expense risk fees .......................................          10            --             4
-------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................          --             1            (4)
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares          --            --            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................         138            --            61
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................           3            --            43
-------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....         141            --           104
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................         (46)           --           (15)
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........  $       95    $        1    $       85
===================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004


                                                                                 NEUBERGER BERMAN
                                                                                      ADVISER
                                                                                 MANAGEMENT TRUST
                                                                            ------------------------


                                                                             PARTNERS       REGENCY
--------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $       (2)   $      (11)
   Net realized gain (loss) on investments in portfolio shares ...........          --            --
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................          32           309
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          30           298
--------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................          --         3,000
   Contract redemptions ..................................................          --            --
   Net transfers .........................................................         833         4,952
--------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................         833         7,952
--------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................         863         8,250
--------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --
--------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $      863    $    8,250
========================================================================================================

                                                                                 PIMCO VARIABLE          ROYCE
                                                                                INSURANCE TRUST       CAPITAL FUND
                                                                             -----------------------  ------------

                                                                               REAL          SHORT
                                                                              RETURN         TERM       SMALL-CAP
----------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................  $       --    $        1    $       (4)
   Net realized gain (loss) on investments in portfolio shares ...........         141            --           104
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................         (46)           --           (15)
----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........          95             1            85
----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................       3,000         2,099            --
   Contract redemptions ..................................................          --            --            --
   Net transfers .........................................................       4,489            --         1,983
----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................       7,489         2,099         1,983
----------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................       7,584         2,100         2,068
----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................          --            --            --
----------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................  $    7,584    $    2,100    $    2,068
======================================================================================================================

a)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.

                                                                                      STRONG        THIRD       VAN ECK
                                                                                     VARIABLE       AVENUE     WORLDWIDE
                                                                       SELIGMAN      INSURANCE     VARIABLE    INSURANCE
                        RYDEX VARIABLE TRUST                          PORTFOLIOS      FUNDS      SERIES TRUST    TRUST
------------------------------------------------------------------    ----------   ------------- ------------  ---------
 INVERSE        LONG
 DYNAMIC       DYNAMIC        SECTOR                                    GLOBAL       MID CAP                    ABSOLUTE
DOW 30 (A)    DOW 30 (A)     ROTATION     TITAN 500      UTILITIES    TECHNOLOGY   GROWTH II (B)     VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------

$       --    $       63    $       --    $       --    $       --    $       --    $       --    $       --   $       --

        --            --             6            --             1             1            --             1            1
-------------------------------------------------------------------------------------------------------------------------
        --            63            (6)           --            (1)           (1)           --            (1)          (1)
-------------------------------------------------------------------------------------------------------------------------

        --            --            --            --            --            --            --            --           --

        --             7            --            83            --            --            --            --           --

         3            --            --            --            --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------
         3             7            --            83            --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------

        (9)          (90)          157           (94)           10            10           (22)           16            2
-------------------------------------------------------------------------------------------------------------------------
$       (6)   $      (20)   $      151    $      (11)   $        9    $        9    $      (22)   $       15   $        1
=========================================================================================================================







                                                                                      STRONG        THIRD       VAN ECK
                                                                                     VARIABLE       AVENUE     WORLDWIDE
                                                                       SELIGMAN      INSURANCE     VARIABLE    INSURANCE
                        RYDEX VARIABLE TRUST                          PORTFOLIOS      FUNDS      SERIES TRUST    TRUST
------------------------------------------------------------------    ----------   ------------- ------------  ---------
 INVERSE        LONG
 DYNAMIC       DYNAMIC        SECTOR                                    GLOBAL       MID CAP                    ABSOLUTE
DOW 30 (A)    DOW 30 (A)     ROTATION     TITAN 500      UTILITIES    TECHNOLOGY   GROWTH II (B)     VALUE       RETURN
-------------------------------------------------------------------------------------------------------------------------

$       --    $       63    $       (6)   $       --    $       (1)   $       (1)   $       --    $       (1)  $       (1)
         3             7            --            83            --            --            --            --           --

        (9)          (90)          157           (94)           10            10           (22)           16            2
-------------------------------------------------------------------------------------------------------------------------
        (6)          (20)          151           (11)            9             9           (22)           15            1
-------------------------------------------------------------------------------------------------------------------------

       135         1,500         1,053         2,999            --           225         3,000            --        1,936
        --            --            --            --            --            --            --            --           --
        --            --            --            --           618            --            --           248           --
-------------------------------------------------------------------------------------------------------------------------

       135         1,500         1,053         2,999           618           225         3,000           248        1,936
-------------------------------------------------------------------------------------------------------------------------
       129         1,480         1,204         2,988           627           234         2,978           263        1,937
-------------------------------------------------------------------------------------------------------------------------
        --            --            --            --            --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------
$      129    $    1,480    $    1,204    $    2,988    $      627    $      234    $    2,978    $      263   $    1,937
=========================================================================================================================

a)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.
b)    Fund was merged into Wells Fargo Advantage Discovery on April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004

                                                                                               VAN ECK WORLDWIDE
                                                                                                INSURANCE TRUST
                                                                                                  (CONTINUED)
                                                                                  -------------------------------------------
                                                                                                    EMERGING       COMBINED
                                                                                     BOND           MARKETS          TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................        $        --     $        --     $       209
Expenses:
   Mortality and expense risk fees .......................................                 --               1             586
-----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................                 --              (1)           (377)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares                 --              --               7
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................                 --              --             347
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................                 --              --              74
-----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....                 --              --             428
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................                 (2)             24           3,988
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........        $        (2)    $        23     $     4,039
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD MAY 28, 2004 TO DECEMBER 31, 2004

                                                                                               VAN ECK WORLDWIDE
                                                                                                INSURANCE TRUST
                                                                                                  (CONTINUED)
                                                                                  -------------------------------------------
                                                                                                    EMERGING       COMBINED
                                                                                     BOND           MARKETS          TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................................        $        --     $        (1)    $      (377)
   Net realized gain (loss) on investments in portfolio shares ...........                 --              --             428
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................                 (2)             24           3,988
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........                 (2)             23           4,039
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................              1,200              --         116,625
   Contract redemptions ..................................................                 --              --              --
   Net transfers .........................................................                 --             461         118,175
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................              1,200             461         234,800
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................              1,198             484         238,839
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................                 --              --              --
-----------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................        $     1,198     $       484     $   238,839
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND DECEMBER 31, 2004

(1) GENERAL

      Jefferson National Life Annuity Account J ("Account J") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account J was established on November 3, 2003, and commenced operations on May 28, 2004, as a segregated investment account for individual variable annuity contracts that are registered under the Securities Act of 1933. A Jefferson National Life Market Value Adjustment Account (MVA) was also established for Account J. The MVA offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three, five, seven and ten years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account J are included in the operations of Jefferson National Life Insurance Company ("Company") pursuant to the provisions of the Texas Insurance Code. The Company is owned by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account J is a party or to which the assets of Account J are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account J's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account J.

      Besides the MVA, the following investment options are currently available to new investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap
   Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Bond Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

POTOMAC INSURANCE TRUST
   Dynamic VP HY Bond Fund
   ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small-Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
   Weakening Dollar Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   High Yield Bond Fund
   Large Cap Growth Fund
   SB Government Portfolio
   Strategic Bond Fund
   Total Return Bond Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
   Discovery Fund
   Opportunity Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account J does not hold any investments that are restricted as to resale.

      Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account J as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account J are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account J and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $25,080,097 and $235,409 for the year ended December 31, 2005 and the period May 28, 2004 through December 31, 2004, respectively. The aggregate proceeds from sales of investments in portfolio shares were $18,909,671 and $579 for the year ended December 31, 2005 and the period May 28, 2004 through December 31, 2004, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Depending upon selection of electronic or paper administration, the Company deducts daily from Account J a fee, which is equal on an annual basis, to 1.60 or 1.65 percent of the daily value of the total investments of Account J, for assuming the mortality and expense risks on standard contracts without the optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit). For contracts with the guaranteed minimum death benefit rider, the fee is an additional .35 percent or .70 percent to the base rate depending on the death benefit option selected and issued age. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is an additional .65 percent or 1.10 percent to the base rate depending on the death benefit option selected and issued age. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The total fees for all contracts were $59,288 and $586 for the year ended December 31, 2005 and the period May 28, 2004 through December 31, 2004, respectively.

      Pursuant to an agreement between Account J and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account J. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $35 unless the value of the contract is $75,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges were $223 for the year ended December 31, 2005 and there were no charges for the period May 28, 2004 through December 31, 2004. The MVA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no interest adjustments for the year ended December 31, 2005 and the period May 28, 2004 through December 31, 2004.

      The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. These total fees for the Account were $4,349 for the year ended December 31, 2005 and there were no fees for the period May 28, 2004 through December 31, 2004.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account J.

      The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2005               90        $11.32    $11.01       1.60%      3.25%    $    1       3.95%      2.23%      1.69%
     December 31, 2004.........      92         10.89     10.77       1.60%      3.25%         1       8.79%      7.70%      2.10%
     Inception May 28, 2004....      --         10.01     10.00         N/A        N/A        --         N/A        N/A        N/A
   Equity Portfolio
     December 31, 2005.........   3,435         13.03     12.68       1.60%      3.25%        45       9.68%      7.91%      0.64%
     December 31, 2004.........      68         11.88     11.75       1.60%      3.25%         1      16.47%     15.42%      0.81%
     Inception May 28, 2004....      --         10.20     10.18         N/A        N/A        --         N/A        N/A        N/A
   Fixed Income Portfolio
     December 31, 2005.........     459         10.43     10.15       1.60%      3.25%         5       0.68%     -0.98%      4.38%
     December 31, 2004.........      67         10.36     10.25       1.60%      3.25%         1       4.12%      3.12%      2.90%
     Inception May 28, 2004....      --          9.95      9.94         N/A        N/A        --         N/A        N/A        N/A
   Government Securities Portfolio
     December 31, 2005.........     988         10.18      9.90       1.60%      3.25%        10       0.10%     -1.49%      3.62%
     December 31, 2004.........      --         10.17     10.05       1.60%      3.25%        --       2.11%      1.01%      0.00%
     Inception May 28, 2004....      --          9.96      9.95         N/A        N/A        --         N/A        N/A        N/A
   High Yield Portfolio
     December 31, 2005.........   1,043         10.71     10.42       1.60%      3.25%        11      -0.46%     -2.07%      6.15%
     December 31, 2004.........      90         10.76     10.64       1.60%      3.25%         1       9.46%      8.35%      4.46%
     Inception May 28, 2004....      --          9.83      9.82         N/A        N/A        --         N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2005.........   1,214         10.09      9.82       1.60%      3.25%        12       1.31%     -0.30%      2.94%
     December 31, 2004.........   1,217          9.96      9.85       1.60%      3.25%        12      -0.30%     -1.30%      1.09%
     Inception May 28, 2004....      --          9.99      9.98         N/A        N/A        --         N/A        N/A        N/A
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2005.........     538         11.15     10.84       1.60%      3.25%         6       3.82%      2.07%      0.00%
     December 31, 2004.........      --         10.74     10.62       1.60%      3.25%        --       6.97%      5.88%      0.00%
     Inception May 28, 2004....      --         10.04     10.03         N/A        N/A        --         N/A        N/A        N/A
   Core Stock Fund
     December 31, 2005.........      --         10.75     10.46       1.60%      3.25%        --       1.70%      0.10%      0.00%
     December 31, 2004.........      --         10.57     10.45       1.60%      3.25%        --       4.97%      3.88%      0.00%
     Inception May 28, 2004....      --         10.07     10.06         N/A        N/A        --         N/A        N/A        N/A
   Financial Services Fund
     December 31, 2005.........     168         11.19     10.89       1.60%      3.25%         2       4.19%      2.54%      7.25%
     December 31, 2004.........      13         10.74     10.62       1.60%      3.25%        --       6.76%      5.67%      4.76%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
   Global Health Care Fund
     December 31, 2005.........      35         10.87     10.57       1.60%      3.25%        --       6.46%      4.65%      0.00%
     December 31, 2004.........      --         10.21     10.10       1.60%      3.25%        --       3.03%      2.02%      0.00%
     Inception May 28, 2004....      --          9.91      9.90         N/A        N/A        --         N/A        N/A        N/A
   High Yield Fund
     December 31, 2005.........      45         10.87     10.57       1.60%      3.25%        --       1.12%     -0.56%      0.81%
     December 31, 2004.........      --         10.75     10.63       1.60%      3.25%        --      10.14%      9.03%      0.00%
     Inception May 28, 2004....      --          9.76      9.75         N/A        N/A        --         N/A        N/A        N/A
   Mid Cap Core Equity Fund
     December 31, 2005.........      --         11.37     11.06       1.60%      3.25%        --       5.57%      3.85%      0.00%
     December 31, 2004.........      --         10.77     10.65       1.60%      3.25%        --       6.95%      5.86%      0.00%
     Inception May 28, 2004....      --         10.07     10.06         N/A        N/A        --         N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........     144         15.52     15.09       1.60%      3.25%         2      12.46%     10.55%      1.56%
     December 31, 2004.........     164         13.80     13.65       1.60%      3.25%         2      30.43%     29.14%      3.90%
     Inception May 28, 2004....      --         10.58     10.57         N/A        N/A        --         N/A        N/A        N/A
   Technology Fund
     December 31, 2005.........      36         10.89     10.59       1.60%      3.25%        --       0.55%     -1.12%      0.00%
     December 31, 2004.........      --         10.83     10.71       1.60%      3.25%        --       5.97%      4.90%      0.00%
     Inception May 28, 2004....      --         10.22     10.21         N/A        N/A        --         N/A        N/A        N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2005......... 450,633        $11.68    $11.37       1.60%      3.25%    $5,265      10.19%      8.49%      0.00%
     December 31, 2004.........     369         10.60     10.48       1.60%      3.25%         4       3.41%      2.34%      0.00%
     Inception May 28, 2004....      --         10.25     10.24         N/A        N/A        --         N/A        N/A        N/A
   Leveraged AllCap Portfolio
     December 31, 2005.........      --         12.00     11.67       1.60%      3.25%        --      12.68%     10.72%      0.00%
     December 31, 2004.........      --         10.65     10.54       1.60%      3.25%        --       3.50%      2.63%      0.00%
     Inception May 28, 2004....      --         10.29     10.27         N/A        N/A        --         N/A        N/A        N/A
   MidCap Portfolio
     December 31, 2005.........   2,980         11.99     11.66       1.60%      3.25%        36       8.12%      6.29%      0.00%
     December 31, 2004.........      --         11.09     10.97       1.60%      3.25%        --       9.15%      8.08%      0.00%
     Inception May 28, 2004....      --         10.16     10.15         N/A        N/A        --         N/A        N/A        N/A
   Small Capitalization Portfolio
     December 31, 2005.........   1,046         12.70     12.36       1.60%      3.25%        13      15.04%     13.19%      0.00%
     December 31, 2004.........      --         11.04     10.92       1.60%      3.25%        --       9.09%      8.01%      0.00%
     Inception May 28, 2004....      --         10.12     10.11         N/A        N/A        --         N/A        N/A        N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2005.........      --         10.58     10.47       1.60%      3.25%        --       5.38%      4.28%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04         N/A        N/A        --         N/A        N/A        N/A
   Income & Growth Fund
     December 31, 2005.........     324         11.35     11.04       1.60%      3.25%         4       2.99%      1.28%      0.00%
     December 31, 2004.........      --         11.02     10.90       1.60%      3.25%        --       9.98%      9.00%      0.00%
     Inception May 28, 2004....      --         10.02     10.00         N/A        N/A        --         N/A        N/A        N/A
   Inflation Protection Fund
     December 31, 2005.........     140         10.53     10.25       1.60%      3.25%         1      -0.09%     -1.63%      6.58%
     December 31, 2004.........      --         10.54     10.42       1.60%      3.25%        --       3.94%      2.96%      0.00%
     Inception May 28, 2004....      --         10.14     10.12         N/A        N/A        --         N/A        N/A        N/A
   International Fund
     December 31, 2005.........     215         12.49     12.15       1.60%      3.25%         3      11.52%      9.66%      0.00%
     December 31, 2004.........      --         11.20     11.08       1.60%      3.25%        --      12.45%     11.47%      0.00%
     Inception May 28, 2004....      --          9.96      9.94         N/A        N/A        --         N/A        N/A        N/A
   Value Fund
     December 31, 2005.........     410         11.28     10.98       1.60%      3.25%         5       3.30%      1.67%      0.00%
     December 31, 2004.........      --         10.92     10.80       1.60%      3.25%        --       9.20%      8.11%      0.00%
     Inception May 28, 2004....      --         10.00      9.99         N/A        N/A        --         N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2005                --         11.48     11.35       1.60%      3.25%       --      13.33%     12.04%      0.00%
     Inception May 1, 2005.....      --         10.13     10.13         N/A        N/A        --         N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2005.........      --         10.68     10.39       1.60%      3.25%        --       1.91%      0.29%      0.00%
     December 31, 2004.........      --         10.48     10.36       1.60%      3.25%        --       3.97%      2.88%      0.00%
     Inception May 28, 2004....      --         10.08     10.07         N/A        N/A        --         N/A        N/A        N/A
DREYFUS STOCK INDEX FUND
   December 31, 2005...........     321         11.20     10.90       1.60%      3.25%         4       3.04%      1.40%      1.84%
   December 31, 2004...........     138         10.87     10.75       1.60%      3.25%         2       8.05%      6.97%     45.83%
   Inception May 28, 2004......      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2005.........      --         11.24     10.93       1.60%      3.25%        --       4.56%      2.82%      0.00%
     December 31, 2004.........      --         10.75     10.63       1.60%      3.25%        --       7.50%      6.51%      0.00%
     Inception May 28, 2004....      --         10.00      9.98         N/A        N/A        --         N/A        N/A        N/A
   International Value Portfolio
     December 31, 2005.........     244         12.58     12.24       1.60%      3.25%         3      10.06%      8.32%      0.00%
     December 31, 2004.........      --         11.43     11.30       1.60%      3.25%        --      14.41%     13.34%      0.00%
     Inception May 28, 2004....      --          9.99      9.97         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2005.........      --        $11.40    $11.09       1.60%      3.25%    $   --       4.59%      2.88%      0.00%
     December 31, 2004.........      --         10.90     10.78       1.60%      3.25%        --      10.21%      9.11%      0.00%
     Inception May 28, 2004....      --          9.89      9.88         N/A        N/A        --         N/A        N/A        N/A
   High Income Bond Fund II
     December 31, 2005.........  48,237         10.81     10.52       1.60%      3.25%       521       1.03%     -0.57%      1.64%
     December 31, 2004.........  16,060         10.70     10.58       1.60%      3.25%       172       8.74%      7.63%      0.00%
     Inception May 28, 2004....      --          9.84      9.83         N/A        N/A        --         N/A        N/A        N/A
   International Equity Fund II
     December 31, 2005.........     507         11.93     11.60       1.60%      3.25%         6       7.38%      5.55%      0.00%
     December 31, 2004.........      --         11.11     10.99       1.60%      3.25%        --      11.10%     10.12%      0.00%
     Inception May 28, 2004....      --         10.00      9.98         N/A        N/A        --         N/A        N/A        N/A
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2005.........   1,862         12.26     11.93       1.60%      3.25%        23      10.55%      8.75%      1.10%
     December 31, 2004.........      --         11.09     10.97       1.60%      3.25%        --      10.46%      9.48%      0.00%
     Inception May 28, 2004....      --         10.04     10.02         N/A        N/A        --         N/A        N/A        N/A
   International Growth Portfolio
     December 31, 2005.........     118         14.62     14.23       1.60%      3.25%         2      30.19%     28.08%      2.04%
     December 31, 2004.........      --         11.23     11.11       1.60%      3.25%        --      18.59%     17.57%      0.00%
     Inception May 28, 2004....      --          9.47      9.45         N/A        N/A        --         N/A        N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2005.........     239         10.79     10.50       1.60%      3.25%         3       2.66%      0.96%      1.18%
     December 31, 2004.........      --         10.51     10.40       1.60%      3.25%        --       3.85%      2.87%      0.00%
     Inception May 28, 2004....      --         10.12     10.11         N/A        N/A        --         N/A        N/A        N/A
   Mid Cap Growth Portfolio
     December 31, 2005.........     157         12.69     12.34       1.60%      3.25%         2      10.54%      8.72%      0.00%
     December 31, 2004.........      --         11.48     11.35       1.60%      3.25%        --      13.21%     12.04%      0.00%
     Inception May 28, 2004....      --         10.14     10.13         N/A        N/A        --         N/A        N/A        N/A
   Worldwide Growth Portfolio
     December 31, 2005.........      --         10.68     10.39       1.60%      3.25%        --       4.20%      2.47%      0.00%
     December 31, 2004.........      --         10.25     10.14       1.60%      3.25%        --       6.33%      5.30%      0.00%
     Inception May 28, 2004....      --          9.64      9.63         N/A        N/A        --         N/A        N/A        N/A
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2005.........     305         17.51     17.03       1.60%      3.25%         5      38.53%     36.24%      0.65%
     December 31, 2004.........      --         12.64     12.50       1.60%      3.25%        --      31.67%     30.34%      0.00%
     Inception May 28, 2004....      --          9.60      9.59         N/A        N/A        --         N/A        N/A        N/A
   Equity Portfolio
     December 31, 2005.........     275         11.09     10.79       1.60%      3.25%         3       1.74%      0.09%      0.74%
     December 31, 2004.........     275         10.90     10.78       1.60%      3.25%         3       8.35%      7.26%      0.00%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
   International Equity Portfolio
     December 31, 2005.........     273         12.28     11.95       1.60%      3.25%         3       8.87%      7.17%      0.94%
     December 31, 2004.........     267         11.28     11.15       1.60%      3.25%         3      14.52%     13.31%      0.00%
     Inception May 28, 2004....      --          9.85      9.84         N/A        N/A        --         N/A        N/A        N/A
   Small Cap Portfolio
     December 31, 2005.........      --         11.48     11.16       1.60%      3.25%        --       2.41%      0.63%      0.00%
     December 31, 2004.........      --         11.21     11.09       1.60%      3.25%        --      11.32%     10.35%      0.00%
     Inception May 28, 2004....      --         10.07     10.05         N/A        N/A        --         N/A        N/A        N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2005.........      --         11.45     11.14       1.60%      3.25%        --       2.14%      0.54%      0.00%
     December 31, 2004.........     240         11.21     11.08       1.60%      3.25%         3      12.55%     11.47%      7.55%
     Inception May 28, 2004....      --          9.96      9.94         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (CONTINUED)
   Growth and Income Portfolio
     December 31, 2005.........      89        $11.27    $10.96       1.60%      3.25%    $    1       1.62%     -0.09%      3.76%
     December 31, 2004.........      --         11.09     10.97       1.60%      3.25%        --      10.68%      9.70%      0.00%
     Inception May 28, 2004....      --         10.02     10.00         N/A        N/A        --         N/A        N/A        N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2005.........      --         11.00     10.70       1.60%      3.25%        --       1.29%     -0.37%      0.00%
     December 31, 2004.........      --         10.86     10.74       1.60%      3.25%        --       8.71%      7.72%      0.00%
     Inception May 28, 2004....      --          9.99      9.97         N/A        N/A        --         N/A        N/A        N/A
   High Income Bond Portfolio
     December 31, 2005.........      --         10.31     10.19       1.60%      3.25%        --       3.10%      1.90%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00         N/A        N/A        --         N/A        N/A        N/A
   Limited Maturity Bond Portfolio
     December 31, 2005.........     142          9.95      9.68       1.60%      3.25%         1      -0.10%     -1.73%      0.00%
     December 31, 2004.........      --          9.96      9.85       1.60%      3.25%        --      -0.30%     -1.20%      0.00%
     Inception May 28, 2004....      --          9.99      9.97         N/A        N/A        --         N/A        N/A        N/A
   Mid-Cap Growth Portfolio
     December 31, 2005.........      --         12.73     12.38       1.60%      3.25%        --      11.96%     10.04%      0.00%
     December 31, 2004.........      --         11.37     11.25       1.60%      3.25%        --      12.24%     11.17%      0.00%
     Inception May 28, 2004....      --         10.13     10.12         N/A        N/A        --         N/A        N/A        N/A
   Partners Portfolio
     December 31, 2005.........     386         13.34     12.97       1.60%      3.25%         5      16.20%     14.27%      1.63%
     December 31, 2004.........      75         11.48     11.35       1.60%      3.25%         1      13.78%     12.60%      0.00%
     Inception May 28, 2004....      --         10.09     10.08         N/A        N/A        --         N/A        N/A        N/A
   Regency Portfolio
     December 31, 2005.........   1,101         12.85     12.50       1.60%      3.25%        14      10.21%      8.41%      0.07%
     December 31, 2004.........     708         11.66     11.53       1.60%      3.25%         8      15.10%     13.93%      0.00%
     Inception May 28, 2004....      --         10.13     10.12         N/A        N/A        --         N/A        N/A        N/A
   Socially Responsive Portfolio
     December 31, 2005.........      --         11.86     11.54       1.60%      3.25%        --       5.14%      3.50%      0.00%
     December 31, 2004.........      --         11.28     11.15       1.60%      3.25%        --      11.90%     10.83%      0.00%
     Inception May 28, 2004....      --         10.08     10.06         N/A        N/A        --         N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2005.........      47         10.08      9.80       1.60%      3.25%         0       1.20%     -0.51%      3.24%
     December 31, 2004.........      --          9.96      9.85       1.60%      3.25%        --      -0.30%     -1.30%      0.00%
     Inception May 28, 2004....      --          9.99      9.98         N/A        N/A        --         N/A        N/A        N/A
   Real Return Portfolio
     December 31, 2005.........   1,085         10.81     10.52       1.60%      3.25%        12       0.46%     -1.13%      2.91%
     December 31, 2004.........     704         10.76     10.64       1.60%      3.25%         8       5.49%      4.52%      1.06%
     Inception May 28, 2004....      --         10.20     10.18         N/A        N/A        --         N/A        N/A        N/A
   Short-Term Portfolio
     December 31, 2005.........     616         10.09      9.81       1.60%      3.25%         6       0.90%     -0.81%      2.92%
     December 31, 2004.........     210         10.00      9.89       1.60%      3.25%         2       0.00%     -0.90%      2.94%
     Inception May 28, 2004           --         10.00      9.98         N/A        N/A        --         N/A        N/A        N/A
   Total Return Portfolio
     December 31, 2005.........     651         10.44     10.16       1.60%      3.25%         7       0.77%     -0.78%      4.06%
     December 31, 2004.........      --         10.36     10.24       1.60%      3.25%        --       4.02%      2.91%      0.00%
     Inception May 28, 2004....      --          9.96      9.95         N/A        N/A        --         N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2005.........      --          9.97      9.89       1.60%      3.25%        --      -0.30%     -1.10%      0.00%
     Inception July 15, 2005...      --         10.00     10.00         N/A        N/A        --         N/A        N/A        N/A
   Equity Income Portfolio
     December 31, 2005.........   1,358         11.80     11.48       1.60%      3.25%        16       3.78%      2.14%      2.22%
     December 31, 2004.........      --         11.37     11.24       1.60%      3.25%        --      13.02%     11.84%      0.00%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
   Europe Portfolio
     December 31, 2005.........      --        $12.53    $12.19       1.60%      3.25%    $   --       6.10%      4.37%      0.00%
     December 31, 2004.........      --         11.81     11.68       1.60%      3.25%        --      17.28%     16.22%      0.00%
     Inception May 28, 2004....      --         10.07     10.05         N/A        N/A        --         N/A        N/A        N/A
   Fund Portfolio
     December 31, 2005.........      --         11.47     11.16       1.60%      3.25%        --       4.27%      2.57%      0.00%
     December 31, 2004.........      --         11.00     10.88       1.60%      3.25%        --       9.34%      8.37%      0.00%
     Inception May 28, 2004....      --         10.06     10.04         N/A        N/A        --         N/A        N/A        N/A
   High Yield Portfolio
     December 31, 2005.........      --         10.43     10.32       1.60%      3.25%        --       4.30%      3.20%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00         N/A        N/A        --         N/A        N/A        N/A
   Mid Cap Value Portfolio
     December 31, 2005.........     317         10.89     10.77       1.60%      3.25%         3       8.25%      7.06%      0.00%
     Inception May 1, 2005.....      --         10.06     10.06         N/A        N/A        --         N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2005.........      --         10.08      9.97       1.60%      3.25%        --       0.80%     -0.30%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00         N/A        N/A        --         N/A        N/A        N/A
POTOMAC INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2005.........  13,038         10.42     10.30       1.60%      3.25%       136       3.58%      2.49%      2.69%
     Inception May 1, 2005.....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
ROYCE CAPITAL FUNDS:
   Micro-Cap Fund
     December 31, 2005.........     356         11.85     11.53       1.60%      3.25%         4       9.82%      8.06%      1.06%
     December 31, 2004.........      --         10.79     10.67       1.60%      3.25%        --       9.21%      8.11%      0.00%
     Inception May 28, 2004....      --          9.88      9.87         N/A        N/A        --         N/A        N/A        N/A
   Small-Cap Fund
     December 31, 2005.........     353         12.42     12.08       1.60%      3.25%         4       6.79%      5.04%      0.00%
     December 31, 2004.........     178         11.63     11.50       1.60%      3.25%         2      15.61%     14.43%      0.00%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2005.........      --         11.25     11.13       1.60%      3.25%        --      12.05%     10.86%      0.76%
     Inception May 1, 2005.....      --         10.04     10.04         N/A        N/A        --         N/A        N/A        N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2005.........      --         10.51     10.40       1.60%      3.25%        --       4.79%      3.69%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03         N/A        N/A        --         N/A        N/A        N/A
   Arktos Fund
     December 31, 2005.........      --          8.59      8.36       1.60%      3.25%        --      -0.35%     -1.99%      0.00%
     December 31, 2004.........      --          8.62      8.53       1.60%      3.25%        --     -11.41%    -12.15%      0.00%
     Inception May 28, 2004....      --          9.73      9.71         N/A        N/A        --         N/A        N/A        N/A
   Banking Fund
     December 31, 2005.........      --         11.06     10.76       1.60%      3.25%        --      -4.33%     -5.86%      0.00%
     December 31, 2004.........      --         11.56     11.43       1.60%      3.25%        --      10.20%      9.17%      0.00%
     Inception May 28, 2004....      --         10.49     10.47         N/A        N/A        --         N/A        N/A        N/A
   Basic Materials Fund
     December 31, 2005.........   3,964         12.65     12.30       1.60%      3.25%        50       2.43%      0.74%      0.00%
     December 31, 2004.........      --         12.35     12.21       1.60%      3.25%        --      21.44%     20.30%      0.00%
     Inception May 28, 2004....      --         10.17     10.15         N/A        N/A        --         N/A        N/A        N/A
   Biotechnology Fund
     December 31, 2005.........   2,596         10.06      9.79       1.60%      3.25%        26       8.87%      7.23%      0.00%
     December 31, 2004.........      --          9.24      9.13       1.60%      3.25%        --      -2.01%     -2.98%      0.00%
     Inception May 28, 2004....      --          9.43      9.41         N/A        N/A        --         N/A        N/A        N/A
   Commodities Fund
     December 31, 2005.........     202          9.63      9.60       1.60%      3.25%         2      -4.18%     -4.48%      0.77%
     Inception October 21, 2005       --         10.05     10.05         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Consumer Products Fund
     December 31, 2005.........     709        $10.18    $ 9.91       1.60%      3.25%    $    7      -2.02%     -3.51%      0.00%
     December 31, 2004.........      --         10.39     10.27       1.60%      3.25%        --       4.74%      3.74%      0.00%
     Inception May 28, 2004....      --          9.92      9.90         N/A        N/A        --         N/A        N/A        N/A
   Electronics Fund
     December 31, 2005.........      22          9.29      9.04       1.60%      3.25%        --       2.20%      0.67%      0.00%
     December 31, 2004.........      --          9.09      8.98       1.60%      3.25%        --     -15.99%    -16.93%      0.00%
     Inception May 28, 2004....      --         10.82     10.81         N/A        N/A        --         N/A        N/A        N/A
   Energy Fund
     December 31, 2005.........   1,924         16.47     16.02       1.60%      3.25%        32      36.34%     34.06%      0.04%
     December 31, 2004.........      --         12.08     11.95       1.60%      3.25%        --      22.39%     21.20%      0.00%
     Inception May 28, 2004....      --          9.87      9.86         N/A        N/A        --         N/A        N/A        N/A
   Energy Services Fund
     December 31, 2005.........     770         17.62     17.14       1.60%      3.25%        14      45.98%     43.55%      0.00%
     December 31, 2004.........      --         12.07     11.94       1.60%      3.25%        --      25.99%     24.76%      0.00%
     Inception May 28, 2004....      --          9.58      9.57         N/A        N/A        --         N/A        N/A        N/A
   Financial Services Fund
     December 31, 2005.........     736         11.65     11.34       1.60%      3.25%         9       1.75%      0.09%      0.00%
     December 31, 2004.........      --         11.45     11.33       1.60%      3.25%        --      11.93%     10.97%      0.00%
     Inception May 28, 2004....      --         10.23     10.21         N/A        N/A        --         N/A        N/A        N/A
   Health Care Fund
     December 31, 2005.........     680         10.94     10.64       1.60%      3.25%         7       8.86%      7.15%      0.00%
     December 31, 2004.........      --         10.05      9.93       1.60%      3.25%        --       1.52%      0.40%      0.00%
     Inception May 28, 2004....      --          9.90      9.89         N/A        N/A        --         N/A        N/A        N/A
   Internet Fund
     December 31, 2005.........     106         10.85     10.55       1.60%      3.25%         1      -2.86%     -4.52%      0.00%
     December 31, 2004.........      --         11.17     11.05       1.60%      3.25%        --       8.76%      7.70%      0.00%
     Inception May 28, 2004....      --         10.27     10.26         N/A        N/A        --         N/A        N/A        N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2005.........      --          8.72      8.52       1.60%      3.25%        --       0.11%     -1.62%      0.00%
     December 31, 2004.........      15          8.71      8.66       1.60%      3.25%        --     -13.59%    -14.09%      0.00%
     Inception July 15, 2004...      --         10.08     10.08         N/A        N/A        --         N/A        N/A        N/A
   Inverse Mid-Cap Fund
     December 31, 2005.........      --          7.90      7.73       1.60%      3.25%        --      -9.71%    -11.05%      0.00%
     December 31, 2004.........      --          8.75      8.69       1.60%      3.25%        --     -11.97%    -12.58%      0.00%
     Inception July 15, 2004...      --          9.94      9.94         N/A        N/A        --         N/A        N/A        N/A
   Inverse Small-Cap Fund
     December 31, 2005.........     152          8.07      7.89       1.60%      3.25%         1      -4.61%     -6.18%      0.00%
     December 31, 2004.........      --          8.46      8.41       1.60%      3.25%        --     -15.06%    -15.56%      0.00%
     Inception July 15, 2004...      --          9.96      9.96         N/A        N/A        --         N/A        N/A        N/A
   Juno Fund
     December 31, 2005.........      --          8.29      8.07       1.60%      3.25%        --      -6.75%     -8.19%      0.00%
     December 31, 2004.........      --          8.89      8.79       1.60%      3.25%        --     -10.92%    -11.84%      0.00%
     Inception May 28, 2004....      --          9.98      9.97         N/A        N/A        --         N/A        N/A        N/A
   Large-Cap Europe Fund
     December 31, 2005.........      18         12.58     12.24       1.60%      3.25%        --       4.66%      2.94%      1.93%
     December 31, 2004.........      --         12.02     11.89       1.60%      3.25%        --      19.13%     18.07%      0.00%
     Inception May 28, 2004....      --         10.09     10.07         N/A        N/A        --         N/A        N/A        N/A
   Large-Cap Growth Fund
     December 31, 2005.........      80         10.51     10.27       1.60%      3.25%         1       0.19%     -1.53%      0.00%
     December 31, 2004.........      --         10.49     10.43       1.60%      3.25%        --       5.32%      4.72%      0.00%
     Inception July 15, 2004...      --          9.96      9.96         N/A        N/A        --         N/A        N/A        N/A
   Large-Cap Japan Fund
     December 31, 2005.........   3,293         12.20     11.87       1.60%      3.25%        40      18.45%     16.49%      0.00%
     December 31, 2004.........      --         10.30     10.19       1.60%      3.25%        --       6.40%      5.38%      0.00%
     Inception May 28, 2004....      --          9.68      9.67         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Large-Cap Value Fund
     December 31, 2005.........      98        $11.46    $11.20       1.60%      3.25%    $    1       2.60%      0.90%      3.26%
     December 31, 2004.........      --         11.17     11.10       1.60%      3.25%        --      12.15%     11.45%      0.00%
     Inception July 15, 2004...      --          9.96      9.96         N/A        N/A        --         N/A        N/A        N/A
   Leisure Fund
     December 31, 2005.........      --         10.76     10.47       1.60%      3.25%        --      -6.35%     -7.83%      0.00%
     December 31, 2004.........      --         11.49     11.36       1.60%      3.25%        --      17.24%     16.04%      0.00%
     Inception May 28, 2004....      --          9.80      9.79         N/A        N/A        --         N/A        N/A        N/A
   Long Dynamic Dow 30 Fund
     December 31, 2005.........     134         10.45     10.22       1.60%      3.25%         1      -5.34%     -6.84%      0.58%
     December 31, 2004.........     134         11.04     10.97       1.60%      3.25%         1      11.29%     10.58%    180.00%
     Inception July 15, 2004...      --          9.92      9.92         N/A        N/A        --         N/A        N/A        N/A
   Medius Fund
     December 31, 2005.........     213         13.15     12.79       1.60%      3.25%         3      12.30%     10.45%      0.00%
     December 31, 2004.........      --         11.71     11.58       1.60%      3.25%        --      16.17%     15.00%      0.00%
     Inception May 28, 2004....      --         10.08     10.07         N/A        N/A        --         N/A        N/A        N/A
   Mekros Fund
     December 31, 2005.........   1,943         12.41     12.08       1.60%      3.25%        24       2.22%      0.67%      5.10%
     December 31, 2004.........      --         12.14     12.00       1.60%      3.25%        --      21.64%     20.36%      0.00%
     Inception May 28, 2004....      --          9.98      9.97         N/A        N/A        --         N/A        N/A        N/A
   Mid-Cap Growth Fund
     December 31, 2005.........      62         12.14     11.87       1.60%      3.25%         1       9.76%      7.91%      0.00%
     December 31, 2004.........      --         11.06     11.00       1.60%      3.25%        --       9.94%      9.34%      0.00%
     Inception July 15, 2004...      --         10.06     10.06         N/A        N/A        --         N/A        N/A        N/A
   Mid-Cap Value Fund
     December 31, 2005.........      77         12.07     11.80       1.60%      3.25%         1       6.63%      4.89%      2.30%
     December 31, 2004.........      --         11.32     11.25       1.60%      3.25%        --      12.75%     12.05%      0.00%
     Inception July 15, 2004...      --         10.04     10.04         N/A        N/A        --         N/A        N/A        N/A
   Nova Fund
     December 31, 2005.........      87         11.46     11.15       1.60%      3.25%         1       2.32%      0.63%      1.35%
     December 31, 2004.........      --         11.20     11.08       1.60%      3.25%        --      11.22%     10.14%      0.00%
     Inception May 28, 2004....      --         10.07     10.06         N/A        N/A        --         N/A        N/A        N/A
   OTC Fund
     December 31, 2005.........   2,056         11.06     10.76       1.60%      3.25%        23      -0.45%     -2.09%      0.00%
     December 31, 2004.........      --         11.11     10.99       1.60%      3.25%        --       8.81%      7.75%      0.00%
     Inception May 28, 2004....      --         10.21     10.20         N/A        N/A        --         N/A        N/A        N/A
   Precious Metals Fund
     December 31, 2005.........   1,298         13.61     13.24       1.60%      3.25%        18      18.97%     17.06%      0.00%
     December 31, 2004.........      --         11.44     11.31       1.60%      3.25%        --       3.16%      2.08%      0.00%
     Inception May 28, 2004....      --         11.09     11.08         N/A        N/A        --         N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........       6         14.08     13.70       1.60%      3.25%        --       5.47%      3.71%      4.09%
     December 31, 2004.........      --         13.35     13.21       1.60%      3.25%        --      25.71%     24.62%      0.00%
     Inception May 28, 2004....      --         10.62     10.60         N/A        N/A        --         N/A        N/A        N/A
   Retailing Fund
     December 31, 2005.........      --         11.06     10.76       1.60%      3.25%        --       3.85%      2.18%      0.00%
     December 31, 2004.........      --         10.65     10.53       1.60%      3.25%        --       5.65%      4.67%      0.00%
     Inception May 28, 2004....      --         10.08     10.06         N/A        N/A        --         N/A        N/A        N/A
   Sector Rotation Fund
     December 31, 2005.........      94         12.59     12.25       1.60%      3.25%         1      11.91%     10.06%      0.00%
     December 31, 2004.........     107         11.25     11.13       1.60%      3.25%         1      12.50%     11.52%      0.00%
     Inception May 28, 2004....      --         10.00      9.98         N/A        N/A        --         N/A        N/A        N/A
   Small-Cap Growth Fund
     December 31, 2005.........      --         12.06     11.79       1.60%      3.25%        --       4.60%      2.88%      0.00%
     December 31, 2004.........      --         11.53     11.46       1.60%      3.25%        --      14.61%     13.92%      0.00%
     Inception July 15, 2004...      --         10.06     10.06         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Small-Cap Value Fund
     December 31, 2005.........      39        $11.73    $11.47       1.60%      3.25%    $   --       2.00%      0.35%      0.00%
     December 31, 2004.........      --         11.50     11.43       1.60%      3.25%        --      14.54%     13.84%      0.00%
     Inception July 15, 2004...      --         10.04     10.04         N/A        N/A        --         N/A        N/A        N/A
   Strengthening Dollar Fund
     December 31, 2005.........      --         10.35     10.31       1.60%      3.25%        --       2.27%      1.88%      0.20%
     Inception October 21, 2005       --         10.12     10.12         N/A        N/A       --         N/A        N/A        N/A
   Technology Fund
     December 31, 2005.........      --         10.60     10.32       1.60%      3.25%        --       1.44%     -0.10%      0.00%
     December 31, 2004.........      --         10.45     10.33       1.60%      3.25%        --       1.26%      0.19%      0.00%
     Inception May 28, 2004....      --         10.32     10.31         N/A        N/A        --         N/A        N/A        N/A
   Telecommunications Fund
     December 31, 2005.........      66         10.77     10.47       1.60%      3.25%         1      -0.37%     -2.06%      0.00%
     December 31, 2004.........      --         10.81     10.69       1.60%      3.25%        --       9.19%      8.20%      0.00%
     Inception May 28, 2004....      --          9.90      9.88         N/A        N/A        --         N/A        N/A        N/A
   Titan 500 Fund
     December 31, 2005.........     412         11.74     11.43       1.60%      3.25%         5       1.73%      0.09%      0.13%
     December 31, 2004.........     259         11.54     11.42       1.60%      3.25%         3      14.26%     13.29%      0.00%
     Inception May 28, 2004....      --         10.10     10.08         N/A        N/A        --         N/A        N/A        N/A
   Transportation Fund
     December 31, 2005.........   1,410         13.39     13.03       1.60%      3.25%        19       6.78%      5.00%      0.00%
     December 31, 2004.........      --         12.54     12.41       1.60%      3.25%        --      23.79%     22.63%      0.00%
     Inception May 28, 2004....      --         10.13     10.12         N/A        N/A        --         N/A        N/A        N/A
   U.S. Government Bond Fund
     December 31, 2005.........     382         11.77     11.45       1.60%      3.25%         4       6.04%      4.28%      3.26%
     December 31, 2004.........      --         11.10     10.98       1.60%      3.25%        --      11.45%     10.24%      0.00%
     Inception May 28, 2004....      --          9.96      9.96         N/A        N/A        --         N/A        N/A        N/A
   U.S. Government Money Market Fund
     December 31, 2005.........  12,386          9.96      9.68       1.60%      3.25%       123       0.40%     -1.33%      2.09%
     December 31, 2004.........      --          9.92      9.81       1.60%      3.25%        --      -0.70%     -1.60%      0.00%
     Inception May 28, 2004....      --          9.99      9.97         N/A        N/A        --         N/A        N/A        N/A
   URSA Fund
     December 31, 2005.........      --          8.81      8.57       1.60%      3.25%        --      -2.33%     -3.92%      0.00%
     December 31, 2004.........      --          9.02      8.92       1.60%      3.25%        --      -9.07%     -9.90%      0.00%
     Inception May 28, 2004....      --          9.92      9.90         N/A        N/A        --         N/A        N/A        N/A
   Utilities Fund
     December 31, 2005.........      --         12.53     12.19       1.60%      3.25%        --       8.86%      7.02%      0.38%
     December 31, 2004.........      54         11.51     11.39       1.60%      3.25%         1      13.85%     12.77%      0.00%
     Inception May 28, 2004....      --         10.11     10.10         N/A        N/A        --         N/A        N/A        N/A
   Velocity 100 Fund
     December 31, 2005.........      --         11.54     11.23       1.60%      3.25%        --      -4.55%     -6.10%      0.00%
     December 31, 2004.........      --         12.09     11.96       1.60%      3.25%        --      15.80%     14.67%      0.00%
     Inception May 28, 2004....      --         10.44     10.43         N/A        N/A        --         N/A        N/A        N/A
   Weakening Dollar Fund
     December 31, 2005.........      --          9.66      9.62       1.60%      3.25%        --      -2.23%     -2.63%      0.00%
     Inception October 21, 2005       --          9.88      9.88         N/A        N/A        --         N/A        N/A        N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
   Aggressive Growth Fund
     December 31, 2005.........      --         11.74     11.61       1.60%      3.25%        --      17.05%     15.75%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03         N/A        N/A        --         N/A        N/A        N/A
   All Cap Fund
     December 31, 2005.........      --         10.94     10.64       1.60%      3.25%        --       2.43%      0.66%      0.00%
     December 31, 2004.........      --         10.68     10.57       1.60%      3.25%        --       5.53%      4.65%      0.00%
     Inception May 28, 2004....      --         10.12     10.10         N/A        N/A        --         N/A        N/A        N/A
   High Yield Bond Fund
     December 31, 2005.........      --         10.54     10.42       1.60%      3.25%        --       5.29%      4.10%      0.00%
     Inception May 1, 2005.....      --         10.01     10.01         N/A        N/A        --         N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT J
------------------------------------------------------------------------------------------------------------------------------------
                                             STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                             CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                  UNITS      --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)          UNIT VALUE           EXPENSE RATIO       (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC: (CONTINUED)
   Large Cap Growth Fund
     December 31, 2005.........      --        $10.26    $ 9.98       1.60%      3.25%    $   --       3.53%      1.84%      0.00%
     December 31, 2004.........      --          9.91      9.80       1.60%      3.25%        --      -1.49%     -2.49%      0.00%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
   SB Government Portfolio
     December 31, 2005.........      --         10.00      9.89       1.60%      3.25%        --       0.00%     -1.10%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00         N/A        N/A        --         N/A        N/A        N/A
   Strategic Bond Fund
     December 31, 2005.........      85         10.69     10.40       1.60%      3.25%         1       0.85%     -0.76%      1.28%
     December 31, 2004.........      --         10.60     10.48       1.60%      3.25%        --       6.64%      5.54%      0.00%
     Inception May 28, 2004....      --          9.94      9.93         N/A        N/A        --         N/A        N/A        N/A
   Total Return Fund
     December 31, 2005.........      --         10.76     10.47       1.60%      3.25%        --       1.70%      0.10%      0.00%
     December 31, 2004.........      --         10.58     10.46       1.60%      3.25%        --       5.80%      4.81%      0.00%
     Inception May 28, 2004....      --         10.00      9.98         N/A        N/A        --         N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2005.........      --         11.38     11.07       1.60%      3.25%        --       5.86%      4.14%      0.00%
     December 31, 2004.........      --         10.75     10.63       1.60%      3.25%        --       4.47%      3.51%      0.00%
     Inception May 28, 2004....      --         10.29     10.27         N/A        N/A        --         N/A        N/A        N/A
   Global Technology Portfolio
     December 31, 2005.........      --         11.04     10.74       1.60%      3.25%        --       6.26%      4.47%      0.00%
     December 31, 2004.........      23         10.39     10.28       1.60%      3.25%        --       3.38%      2.49%      0.00%
     Inception May 28, 2004....      --         10.05     10.03         N/A        N/A        --         N/A        N/A        N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2005.........   1,278         13.10     12.74       1.60%      3.25%        17      12.83%     10.98%      1.51%
     December 31, 2004.........      23         11.61     11.48       1.60%      3.25%        --      15.75%     14.57%      0.00%
     Inception May 28, 2004....      --         10.03     10.02         N/A        N/A        --         N/A        N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2005.........     182          9.74      9.47       1.60%      3.25%         2      -1.32%     -2.97%      0.00%
     December 31, 2004.........     196          9.87      9.76       1.60%      3.25%         2      -1.10%     -2.01%      0.00%
     Inception May 28, 2004....      --          9.98      9.96         N/A        N/A        --         N/A        N/A        N/A
   Worldwide Bond Fund.
     December 31, 2005.........     269         10.68     10.39       1.60%      3.25%         3      -4.56%     -6.14%      2.83%
     December 31, 2004.........     107         11.19     11.07       1.60%      3.25%         1      10.68%      9.60%      0.00%
     Inception May 28, 2004....      --         10.11     10.10         N/A        N/A        --         N/A        N/A        N/A
   Worldwide Emerging Markets Fund
     December 31, 2005.........     316         16.15     15.72       1.60%      3.25%         5      29.82%     27.80%      0.10%
     December 31, 2004.........      39         12.44     12.30       1.60%      3.25%        --      27.20%     25.90%      0.00%
     Inception May 28, 2004....      --          9.78      9.77         N/A        N/A        --         N/A        N/A        N/A
   Worldwide Hard Assets Fund
     December 31, 2005.........     564         18.65     18.14       1.60%      3.25%        11      49.32%     46.88%      0.00%
     December 31, 2004.........      --         12.49     12.35       1.60%      3.25%        --      24.16%     22.89%      0.00%
     Inception May 28, 2004....      --         10.06     10.05         N/A        N/A        --         N/A        N/A        N/A
   Worldwide Real Estate Fund
     December 31, 2005.........     393         15.28     14.86       1.60%      3.25%         6      19.10%     17.10%      2.15%
     December 31, 2004.........      --         12.83     12.69       1.60%      3.25%        --      24.44%     23.32%      0.00%
     Inception May 28, 2004....      --         10.31     10.29         N/A        N/A        --         N/A        N/A        N/A
WELLS FARGO ADVANTAGE VARIABLE TRUST FUND:
   Discovery Fund
     December 31, 2005.........     283         11.34     11.20       1.60%      3.25%         3      14.55%     13.13%      0.00%
     Inception April 8, 2005...      --          9.90      9.90         N/A        N/A        --         N/A        N/A        N/A
   Opportunity Fund
     December 31, 2005.........     253         11.86     11.54       1.60%      3.25%         3       6.18%      4.43%      0.00%
     December 31, 2004.........      --         11.17     11.05       1.60%      3.25%        --      10.05%      9.08%      0.00%
     Inception May 28, 2004....      --         10.15     10.13         N/A        N/A        --         N/A        N/A        N/A

a) Since ratios are based upon total in the period rather than days with balance and due to minimal activity, the ratios appears higher than expected.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS          UNITS          END
                                                                 NOTES      OF THE YEAR     PURCHASED      REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..................................................                    91.6            0.0          (0.6)          91.0
   Equity ....................................................                    68.0        3,367.7          (0.5)       3,435.2
   Fixed Income ..............................................                    67.2          391.9          (0.5)         458.6
   Focus 20 ..................................................      a             51.2            0.0         (51.2)            --
   Government Securities .....................................                      --        1,386.2        (397.9)         988.3
   High Yield ................................................                    89.7          961.5          (8.0)       1,043.2
   Money Market ..............................................                 1,217.0       35,643.9     (35,647.3)       1,213.6
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ...............................................                      --          538.5            --          538.5
   Financial Services ........................................                    13.1          183.2         (28.1)         168.2
   Global Health Care ........................................      b               --          172.1        (136.9)          35.2
   High Yield ................................................                      --        3,389.6      (3,344.6)          45.0
   Mid Cap Core ..............................................                      --           74.8         (74.8)            --
   Real Estate ...............................................                   164.0          327.6        (348.1)         143.5
   Technology ................................................                      --           35.9            --           35.9
THE ALGER AMERICAN FUND:
   Growth ....................................................                   368.7      643,469.7    (193,205.8)     450,632.6
   Midcap Growth .............................................                      --        2,980.2            --        2,980.2
   Small Capitalization ......................................                      --        2,568.9      (1,523.2)       1,045.7
AMERICAN CENTURY VARIABLE PORTFOLIO:
   Income & Growth ...........................................                      --          324.1            --          324.1
   Inflation Protection ......................................                      --          283.5        (143.9)         139.6
   International .............................................                      --          233.9         (18.5)         215.4
   Value .....................................................                      --        1,620.3      (1,210.0)         410.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   International Value .......................................                      --          442.4        (198.8)         243.6
DREYFUS STOCK INDEX ..........................................                   137.7          239.7         (56.7)         320.7
FEDERATED INSURANCE SERIES:
   High Income Bond II .......................................                16,060.3      393,867.9    (361,691.9)      48,236.3
   International Equity II ...................................                      --          507.0          (0.5)         506.5
JANUS ASPEN SERIES:
   Growth and Income .........................................                      --        1,948.8         (86.2)       1,862.6
   International Growth ......................................                      --          155.9         (38.3)         117.6
   Large Cap Growth ..........................................      c               --          293.1         (54.1)         239.0
   Mid Cap Growth ............................................                      --          157.2            --          157.2
LAZARD RETIREMENT SERIES:
   Emerging Markets ..........................................                      --          604.9        (300.5)         304.4
   Equity ....................................................                   274.9             --          (0.3)         274.6
   International Equity ......................................                   266.7            6.8          (0.3)         273.2
LORD ABBETT SERIES FUND:
   America's Value ...........................................                   239.7          203.7        (443.4)            --
   Growth and Income .........................................                      --          180.6         (91.7)          88.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Limited Maturity Bond .....................................                      --          144.9          (2.7)         142.2
   Partners ..................................................                    75.2          778.6        (467.4)         386.4
   Regency ...................................................                   707.5        3,614.3      (3,221.0)       1,100.8
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ..............................................                      --           47.1          (0.3)          46.8
   Real Return ...............................................                   704.9        1,957.4      (1,577.1)       1,085.2
   Short Term ................................................                   210.1          410.4          (4.6)         615.9
   Total Return ..............................................                      --        1,377.0        (725.8)         651.2
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income .............................................                      --        1,392.5         (34.4)       1,358.1
   Mid Cap Value .............................................      d               --          316.8            --          316.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS          UNITS          END
                                                                 NOTES      OF THE YEAR     PURCHASED      REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
POTOMAC FUND:
   Dynamic VP HY Bond ........................................      d               --       38,531.4     (25,493.9)      13,037.5
ROYCE CAPITAL FUND:
   Micro Cap .................................................                      --          386.7         (30.4)         356.3
   Small Cap .................................................                   177.8        1,993.9      (1,818.5)         353.2
RYDEX VARIABLE TRUST:
   Arktos ....................................................                      --          839.4        (839.4)            --
   Banking ...................................................                      --            4.6          (4.6)            --
   Basic Materials ...........................................                      --        4,851.0        (887.6)       3,963.4
   Biotechnology .............................................                      --        6,483.1      (3,887.0)       2,596.1
   CLS AdvisorOne Amerigo ....................................      d               --          113.3        (113.3)            --
   Commodities ...............................................      e               --          577.4        (375.6)         201.8
   Consumer Products .........................................                      --        3,388.5      (2,679.5)         709.0
   Energy ....................................................                      --        5,279.1      (5,257.0)          22.1
   Electronics ...............................................                      --        8,758.2      (6,834.4)       1,923.8
   Energy Services ...........................................                      --        7,288.7      (6,518.3)         770.4
   Financial Services ........................................                      --        2,111.2      (1,375.6)         735.6
   Health Services ...........................................                      --          997.9        (318.2)         679.7
   Internet ..................................................                      --          107.4          (0.6)         106.8
   Inverse Dynamic Dow 30 ....................................                    14.9          826.1        (841.0)            --
   Inverse Small-Cap .........................................                      --       11,791.3     (11,639.2)         152.1
   Juno ......................................................                      --        7,344.8      (7,344.8)            --
   Large Cap Europe ..........................................                      --          359.1        (340.4)          18.7
   Large Cap Growth ..........................................                      --        2,860.8      (2,780.8)          80.0
   Large Cap Japan ...........................................                      --        5,237.0      (1,944.5)       3,292.5
   Large Cap Value ...........................................                      --          262.3        (164.0)          98.3
   Long Dynamic Dow 30 .......................................                   134.0          891.3        (891.4)         133.9
   Medius ....................................................                      --        5,959.0      (5,746.6)         212.4
   Mekros ....................................................                      --       15,431.2     (13,488.2)       1,943.0
   Mid-Cap Growth ............................................                      --        2,616.7      (2,554.6)          62.1
   Mid-Cap Value .............................................                      --          479.4        (402.7)          76.7
   Nova ......................................................                      --        6,544.9      (6,458.3)          86.6
   OTC .......................................................                      --       16,132.6     (14,076.0)       2,056.6
   Precious Metals ...........................................                      --        4,863.2      (3,565.0)       1,298.2
   Real Estate ...............................................                      --        2,160.3      (2,154.4)           5.9
   Retailing .................................................                      --          923.7        (923.7)            --
   Sector Rotation ...........................................                   107.0           54.9         (68.0)          93.9
   Small-Cap Value ...........................................                      --          279.3        (240.1)          39.2
   Strengthening Dollar ......................................      e               --          636.9        (636.9)            --
   Technology ................................................                      --          118.2        (118.2)            --
   Telecommunications ........................................                      --        1,673.3      (1,606.8)          66.5
   Titan 500 .................................................                   258.9          884.0        (730.9)         412.0
   Transportation ............................................                      --        1,864.9        (454.9)       1,410.0
   U.S. Government Bond ......................................                      --       12,087.6     (11,706.1)         381.5
   U.S. Government Money Market ..............................                      --    1,129,543.8  (1,117,158.1)      12,385.7
   Utilities .................................................                    54.5        5,545.1      (5,599.6)            --
   Velocity 100 ..............................................                      --          763.7        (763.7)            --
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   Strategic Bond I ..........................................                      --          685.0        (600.0)          85.0
SELIGMAN PORTFOLIOS:
   Global Technology .........................................                    22.6           25.1         (47.7)            --
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II .........................................      F            257.6             --        (257.6)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .....................................................                    22.6        1,535.4        (279.9)       1,278.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS          UNITS          END
                                                                 NOTES      OF THE YEAR     PURCHASED      REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...........................................                   196.3           13.8         (27.8)         182.3
   Bond ......................................................                   107.0          417.9        (255.7)         269.2
   Emerging Markets ..........................................                    38.9          665.4        (388.0)         316.3
   Hard Assets ...............................................                      --          998.6        (434.0)         564.6
   Real-Estate ...............................................                      --          437.8         (44.3)         393.5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery .................................................      g               --          283.3          (0.3)         283.0
   Opportunity ...............................................      h               --          253.2            --          253.2
----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                    22,199.6    2,431,763.2  (1,878,304.0)     575,658.8
==================================================================================================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).
b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
d)    For the period May 1, 2005 (inception of fund) through December 31, 2005.
e)    For the period October 21, 2005 (inception of Fund) through December 31,
      2005.
f) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
g)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
h) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005
--------------------------------------------------------------------------------

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS          UNITS          END
                                                                 NOTES      OF THE YEAR     PURCHASED      REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..................................................                      --           91.6           --             91.6
   Equity ....................................................                      --           68.0           --             68.0
   Fixed Income ..............................................                      --           67.2           --             67.2
   Focus 20 ..................................................                      --           51.2           --             51.2
   High Yield ................................................                      --           89.7           --             89.7
   Money Market ..............................................                      --        2,426.3     (1,209.3)         1,217.0
AIM VARIABLE INSURANCE FUNDS:
   Financial Services ........................................                      --           13.1           --             13.1
   Real Estate ...............................................                      --          164.0           --            164.0
THE ALGER AMERICAN FUND:
   Growth ....................................................                      --          368.7           --            368.7
DREYFUS STOCK INDEX ..........................................                      --          137.7           --            137.7
FEDERATED INSURANCE SERIES:
   High Income Bond II .......................................                      --       16,060.3           --         16,060.3
LAZARD RETIREMENT SERIES:
   Equity ....................................................                      --          274.9           --            274.9
   International Equity ......................................                      --          266.7           --            266.7
LORD ABBETT SERIES FUND:
   America's Value ...........................................                      --          239.7           --            239.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Partners ..................................................                      --           75.2           --             75.2
   Regency ...................................................                      --          707.5           --            707.5
PIMCO VARIABLE INSURANCE TRUST:
   Real Return ...............................................                      --          704.9           --            704.9
   Short Term ................................................                      --          210.1           --            210.1
ROYCE CAPITAL FUND:
   Small Cap .................................................                      --          177.8           --            177.8
RYDEX VARIABLE TRUST:
   Inverse Dynamic Dow 30 ....................................      B               --           14.9           --             14.9
   Long Dynamic Dow 30 .......................................      b               --          134.0           --            134.0
   Sector Rotation ...........................................                      --          107.0           --            107.0
   Titan 500 .................................................                      --          258.9           --            258.9
   Utilities .................................................                      --           54.5           --             54.5
SELIGMAN PORTFOLIOS:
   Global Technology .........................................                      --           22.6           --             22.6
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II .........................................      c               --          257.6           --            257.6
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .....................................................                      --           22.6           --             22.6
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...........................................                      --          196.3           --            196.3
   Bond ......................................................                      --          107.0           --            107.0
   Emerging Markets ..........................................                      --           38.9           --             38.9
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                          --       23,408.9     (1,209.3)        22,199.6
===================================================================================================================================

a) For the period May 28, 2004 through December 31, 2004 unless otherwise noted.
b)    For the period July 15, 2004 through December 31, 2004.
c)    Fund was merged into Wells Fargo Advantage Discovery on April 8, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF DIRECTORS
JEFFERSON NATIONAL LIFE INSURANCE COMPANY
  AND CONTRACT OWNERS OF JEFFERSON NATIONAL
  LIFE ANNUITY ACCOUNT J
NEW YORK, NEW YORK

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account J as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account J as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ BDO Seidman, LLP
New York, New York
February 24, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

      We have audited the statements of operations and changes in net assets of Jefferson National Life Annuity Account J (the "Account"), for the year ended December 31, 2004, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations and changes in net assets of Jefferson National Life Annuity Account J, for the year ended December 31, 2004, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst + Young, LLP
New York, New York
March 28, 2005

                                JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

                                SPONSOR

                                Jefferson National Life Insurance Company

                                DISTRIBUTOR

                                Inviva Securities Corporation

                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                                BDO Seidman, LLP--For the year ended 12/31/05

                                Ernst + Young, LLP--For the year ended 12/31/04

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

         The financial statements of Jefferson National Life Insurance Company at December 31, 2005 and 2004, and for the years then ended.

         The financial statements of Jefferson National Life Annuity Account J at December 31, 2005 and for each of the two years in the period ended December 31, 2005.

Jefferson National Life Annuity Account J

(b)  Exhibits

(1)      (a)           Resolution of Board of Directors of the Company      (1)
                       authorizing the establishment of the Separate
                       Account.

(2)                    Not Applicable.

(3)      (a)    (i)    Form of Principal Underwriter's Agreement of the     (10)
                       Company on behalf of the Separate Account and Inviva Securities Corporation.

                (ii)   Form of Amendment to the Principal Underwriter's     (10)
                       Agreement.

         (b)           Form of Selling Agreement                            (10)

(4)      (a)           Individual Flexible Premium Deferred Annuity         (1)
                       Contract Fixed and Variable Accounts.

         (b)           Guaranteed Minimum Death Benefit Rider.              (1)

         (c)           Guaranteed Minimum Income Benefit Rider.             (1)

         (d)           Waiver of Contingent Deferred Sales Charges for      (10)
                       Unemployment Rider.

         (e)           Waiver of Contingent Deferred Sales Charges for      (10)
                       Nursing Care Confinement Rider.

         (f)           Waiver of Contingent Deferred Sales Charges for      (10)
                       Terminal Illness Rider.

         (g)           Earnings Protection Additional Death Benefit         (10)
                       Rider.

         (h)           Individual Retirement Annuity Endorsement.           (10)

         (i)           Roth Individual Retirement Annuity Endorsement.      (10)

         (j)           Section 403(b) Annuity Endorsement.                  (10)

         (k)           Form of Guaranteed Minimum Death Benefit Option 2    (1)
                       Rider.

         (l)           Form of Guaranteed Minimum Income Benefit Option 2   (1)
                       Rider.

         (m)           Form of Guaranteed Minimum Withdrawal Benefit        (1)
                       Rider.

         (n)           Form of CDSC modification Endorsement (JNL-ADV       (11)
                       SERIES-END 3)

(5)                    Form of Application for Individual Annuity           (10)
                       Contract. (JNL-6000)

(6)      (a)           Amended and Restated Articles of Incorporation of    (10)
                       Conseco Variable Insurance Company.

         (b)           Amended and Restated By-Laws of the Company.         (10)

(7)                    Not Applicable.

(8)      (a)           Form of Participation Agreement dated October 23,    (10)
                       2002 with Conseco Series Trust and Conseco Equity
                       Sales, Inc. and amendments thereto dated September
                       10, 2003 and February 1, 2001.

                (i)    Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc.
                       and Jefferson National Life Insurance Company.

         (b)    (i)    Form of Participation Agreement by and among         (3)
                       A I M Distributors, Inc., Jefferson National Life
                       Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                       Corporation dated May 1. 2003.

                (ii)   Form of Amendment dated April 6, 2004 to the         (10)
                       Participation Agreement by and among A I M
                       Distributors, Inc., Jefferson National Life
                       Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                       Corporation dated May 1, 2003.

                (iii)  Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement by and among A I M
                       Distributors, Inc., Jefferson National Life
                       Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                       Corporation dated May 1, 2003.

         (c)    (i)    Form of Participation Agreement among the Alger      (4)
                       American Fund, Great American Reserve Insurance
                       Company and Fred Alger and Company, Inc. dated
                       March 31, 1995.

                (ii)   Form of Amendment dated November 5, 1999 to the      (5)
                       Participation Agreement among the Alger American
                       Fund, Great American Reserve Insurance Company and
                       Fred Alger and Company, Inc. dated March 31, 1995.

                (iii)  Form of Amendment dated January 31, 2001 to the      (5)
                       Participation Agreement among the Alger American
                       Fund, Great American Reserve Insurance Company and
                       Fred Alger and Company, Inc. dated March 31, 1995.


                (iv)   Form of Amendments August 4, 2003 and March 22,      (10)
                       2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance
                       Company and Fred Alger and Company, Inc. dated
                       March 31, 1995.

                (v)    Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement among the Alger American
                       Fund, Jefferson National Life Insurance Company and
                       Fred Alger and Company, Inc. dated March 31, 1995.

         (d)    (i)    Form of Participation Agreement between Great        (4)
                       American Reserve Insurance Company and American
                       Century Investment Services as of 1997.

                (ii)   Form of Amendment dated November 15, 1997 to the     (5)
                       Participation Agreement between Great American
                       Reserve Insurance Company and American Century Investment Services as of 1997.

                (iii)  Form of Amendment dated December 31, 1997 to the     (5)
                       Participation Agreement between Great American
                       Reserve Insurance Company and American Century Investment Services as of 1997.

                (iv)   Form of Amendment dated January 13, 2000 to the      (5)
                       Participation Agreement between Great American
                       Reserve Insurance Company and American Century Investment Services as of 1997.

                (v)    Form of Amendment dated February 9, 2001 to the      (5)
                       Participation Agreement between

                       Great American Reserve Insurance Company and
                       American Century Investment Services as of 1997.

                (vi)   Form of Amendments dated July 31, 2003 to the        (10)
                       Participation Agreement between Jefferson National
                       Life Insurance Company and American Century
                       Investment Services as of 1997.

                (vii)  Form of Amendments dated May 1, 2005 and March 25,   (11)
                       2004 to the Participation Agreement between Jefferson National Life Insurance Company and
                       American Century Investment Services as of 1997.


                (viii) Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement between Jefferson National
                       Life Insurance Company and American Century
                       Investment Services as of 1997.

         (e)    (i)    Form of Participation Agreement dated May 1, 1995    (5)
                       by and among Conseco Variable Insurance Company,
                       Dreyfus Variable Investment Fund, The Dreyfus
                       Socially Responsible Growth Fund, Inc., Dreyfus
                       Life and Annuity Index Fund, Inc. and Dreyfus
                       Investment Portfolios.

                (ii)   Form of Amendment dated March 21, 2002 to the        (5)
                       Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                       Annuity Index Fund, Inc. and Dreyfus Investment
                       Portfolios.

                (iii)  Form of Amendment dated May 1, 2003 to the           (10)
                       Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                       Annuity Index Fund, Inc. and Dreyfus Investment
                       Portfolios.

                (iv)   Form of Amendment dated 2004 to the Participation    (10)
                       Agreement dated May 1, 1995 by and among Conseco
                       Variable Insurance Company, Dreyfus Variable
                       Investment Fund, The Dreyfus Socially Responsible
                       Growth Fund, Inc., Dreyfus Life and Annuity Index
                       Fund, Inc. and Dreyfus Investment Portfolios.

                (v)    Form of Amendment dated May 1, 2005 to the           (11)
                       Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company,
                       Dreyfus Variable Investment Fund, The Dreyfus
                       Socially Responsible Growth Fund, Inc., Dreyfus
                       Life and Annuity Index Fund, Inc. and Dreyfus
                       Investment Portfolios.

         (f)    (i)    Form of Participation Agreement dated March 6, 1995  (4)
                       by and among Great American Reserve Insurance
                       Company and Insurance Management Series, Federated
                       Securities Corp.

                (ii)   Form of Amendment dated 1999 to the Participation    (5)
                       Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                       Series and Federated Securities Corp.

                (iii)  Form of Amendment dated January 31, 2001 to the      (5)
                       Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                (iv)   Form of Amendment dated 2004 to the Participation    (10)
                       Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                       Series and Federated Securities Corp.

                (v)    Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities
                       Corp.

         (g)    (i)    Form of Participation Agreement by and among First   (6)
                       American Insurance Portfolios, Inc., First American
                       Asset Management and Conseco Variable Insurance
                       Company dated 2001.

                (ii)   Form of Amendment dated April 25, 2001 to the        (5)
                       Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

                (iii)  Form of Amendment dated May 1, 2003 to the           (10)
                       Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

         (h)    (i)    Form of Participation Agreement among Janus Aspen    (10)
                       Series and Jefferson National Life Insurance
                       Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                (ii)   Form of Amendment dated May 1, 2005 to the           (11)
                       Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated
                       May 1, 2003.

                (iii)  Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement among Janus Aspen Series,
                       Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (i)    (i)    Form of Participation Agreement among Lazard         (10)
                       Retirement Series, Inc., Lazard Asset Management,
                       LLC, Inviva Securities Corporation and Jefferson
                       National Life Insurance Company dated May 1, 2003.

                (ii)   Form of Amendment dated March 21, 2004 to the        (10)
                       Participation Agreement among Lazard Retirement
                       Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

         (j)    (i)    Form of Participation Agreement dated April 10,      (4)
                       1997 by and among Lord, Abbett & Co. and Great
                       American Reserve Insurance Company.

                (ii)   Form of Amendment dated December 1, 2001 to the      (7)
                       Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                (iii)  Form of Amendment dated May 1, 2003 to the           (10)
                       Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (k)    (i)    Form of Participation Agreement dated April 30,      (5)
                       1997 by and among Neuberger&Berman Advisers
                       Management Trust, Advisers Managers Trust,
                       Neuberger&Berman Management Incorporated and Great
                       American Reserve Insurance Company.

                (ii)   Form of Amendment dated May 1, 2000 to the           (5)
                       Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman
                       Management Incorporated and Conseco Variable
                       Insurance Company.

                (iii)  Form of Amendment dated January 31, 2001 to the      (5)
                       Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman
                       Management Incorporated and Conseco Variable
                       Insurance Company.

                (iv)   Form of Amendment dated May 1, 2004 to the           (8)
                       Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                       Jefferson National Life Insurance Company.

                (v)    Form of Amendment dated April 4, 2004 to the         (10)
                       Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger

                       Berman Management Incorporated and Jefferson
                       National Life Insurance Company.

                (vi)   Form of Amendment dated May 1, 2005 to the           (11)
                       Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                       Jefferson National Life Insurance Company.

                (vii)  Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                       Jefferson National Life Insurance Company.

         (l)    (i)    Form of Participation Agreement dated May 1, 2003    (10)
                       by and among PIMCO Variable Insurance Trust, PIMCO
                       Advisors Distributors LLC and Jefferson National
                       Life Insurance Company and amended dated April 13,
                       2004 thereto.

                (ii)   Form of Amendment dated May 1, 2005 to the           (11)
                       Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                       Advisors Distributors LLC and Jefferson National
                       Life Insurance Company.

                (iii)  Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                       Advisors Distributors LLC and Jefferson National
                       Life Insurance Company.

         (m)    (i)    Form of Participation Agreement dated May 1, 2003    (10)
                       among Pioneer Variable Contract Trust, Jefferson
                       National Life Insurance Company, Pioneer Investment
                       Management, Inc. and Pioneer Funds Distributor,
                       Inc.

                (ii)   Form of Amendment to Participation Agreement dated   (11)
                       May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

                (iii)  Form of amendment to Participation Agreement dated   (13)
                       May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (n)           Form of Participation Agreement dated May 1, 2003    (10)
                       by and among Royce Capital Fund, Royce &
                       Associates, LLC and Jefferson National Life
                       Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

                (i)    Form of amendment to Participation Agreement dated   (13)
                       May 1, 2006 among Royce Capital Fund, Royce &
                       Associates, LLC and Jefferson National Life
                       Insurance Company and Inviva Securities
                       Corporation.

         (o)    (i)    Form of Participation Agreement dated March 24,      (9)
                       2000 by and among Conseco Variable Insurance
                       Company, RYDEX Variable Trust and PADCO Financial
                       Services, Inc.

                (ii)   Form of Amendment dated April 13, 2004 to the Form   (10)
                       of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                (iii)  Form of Amendment dated May 1, 2005 to the Form of   (11)
                       Participation Agreement dated March 24, 2000 by and among Jefferson National Lif Insurance Company,
                       RYDEX Variable Trust and PADCO Financial Services,
                       Inc.

                (iv)   Form of Amendment dated May 1, 2006 to the Form of   (13)
                       Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                       RYDEX Variable Trust and PADCO Financial Services,
                       Inc.

         (p)    (i)    Form of Participation Agreement dated April 2004     (10)
                       between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

                (ii)   Form of Amendment date May 1, 2005 to Form of        (11)
                       Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and
                       Citigroup Global Markets Inc.

         (q)    (i)    Form of Participation Agreement dated May 1, 2000    (6)
                       by and among Seligman Portfolios, Inc., Seligman
                       Advisors, Inc. and Conseco Variable Insurance
                       Company.

                (ii)   Form of Amendment dated January 31, 2001 to the      (5)
                       Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                       Inc. and Conseco Variable Insurance Company.

                (iii)  Form of Amendment dated August 5, 2003 to the        (10)
                       Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                       Inc. and Conseco Variable Insurance Company.

                (iv)   Form of Amendment dated 2004 to the Participation    (10)
                       Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                       Conseco Variable Insurance Company.

                (v)    Form of Amendment dated May 1, 2006 to the           (13)
                       Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                       Inc. and Jefferson National Life Insurance Company.

         (r)    (i)    Form of Participation Agreement dated April 30,      (5)
                       1997 by and among Great American Reserve Insurance
                       Company, Strong Variable Insurance Funds, Inc.,
                       Strong Special Fund II, Inc, Strong Capital
                       Management, Inc. and Strong Funds Distributors,
                       Inc.

                (ii)   Form of Amendment dated December 11, 1997 to         (5)
                       Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,
                       Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital
                       Management, Inc. and Strong Funds Distributors,
                       Inc.

                (iii)  Form of Amendment dated December 14, 1999 to         (5)
                       Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                       Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                (iv)   Form of Amendment dated March 1, 2001 to             (5)
                       Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                       Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                (v) Form of Amendments dated December 2, 2003 and April (10) 5, 2004 to Participation Agreement dated April 30,
                       1997 by and among Conseco Variable Insurance
                       Company, Strong Variable Insurance Funds, Inc.,
                       Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

         (s)    (i)    Form of Participation Agreement dated May 1, 2003    (8)
                       with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

                (ii)   Form of Amendment dated April 6, 2004 to the         (10)
                       Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

         (t)    (i)    Form of Participation Agreement dated February 29,   (5)
                       2000 by and among Conseco Variable Insurance
                       Company, Van Eck Worldwide Insurance Trust and Van
                       Eck Associates Corporation.

                (ii)   Form of Amendment dated January 31, 2001 to          (5)
                       Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van
                       Eck Worldwide Insurance Trust and Van Eck
                       Associates Corporation.

                (iii)  Form of Amendment dated January 31, 2001 to          (5)
                       Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van
                       Eck Worldwide Insurance Trust and Van Eck
                       Associates Corporation.

                (iv)   Form of Amendment dated May 1, 2003 to               (8)
                       Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

         (u)    (i)    Form of Participation Agreement between Jefferson    (10)
                       National Life Insurance Company, Bisys Fund
                       Services LP, Choice Investment Management Variable
                       Insurance funds dated May 1, 2003.

                (ii)   Form of Amendment dated 2004 to the Participation    (10)
                       Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1,
                       2003.

         (v)    (i)    Form of Participation Agreement between Jefferson    (11)
                       National Life Insurance Company, Wells Fargo Funds
                       Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

                (ii)   Form of Amendment dated May 1, 2006 to               (13)
                       Participation Agreement between Jefferson National
                       Life Insurance Company, Wells Fargo Funds
                       Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (w)    (i)    Form of Participation Agreement between Jefferson    (11)
                       National Life Insurance Company, Rafferty Asset
                       Management, LLC and Potomac Insurance Trust dated
                       May 1, 2005.

                (ii)   Form of Amendment dated May 1, 2006 to               (13)
                       Participation Agreement between Jefferson National
                       Life Insurance Company, Rafferty Asset Management,
                       LLC and Potomac Insurance Trust dated May 1, 2005.

         (x)    (i)    Form of Participation Agreement between Jefferson    (13)
                       National Life Insurance Company, Alliance Capital
                       Management L.P. and AllianceBernstein Investment
                       Research and Management, Inc. dated May 1, 2006.

(9)                    Opinion and Consent of Counsel                       (13)

(10)                   Opinion and Consent of Outside Auditors.             (13)

(11)                   Financial Statements omitted from Item 23 above.     N/A

(12)                   Initial Capitalization Agreement.                    N/A

(13)            (i)    Powers of Attorney.                                  (9)

                (ii)   Powers of Attorney- Laurence Greenberg               (12)

                (iii)  Powers of Attorney - Robert Jefferson                (13)

(1) Incorporated by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account J (File Nos. 333-112217 and 811-21498) filed electronically on Form N-4 on May 5, 2004 (Accession Number 0001047469-04-015996)

(2) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(3) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(4) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(9) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account J (File Nos. 333-112217 and 811-21498) filed electronically on Form N-4 on January 27, 2004 (Accession Number 0001047469-04-001837).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 7 and 8 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000479).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 3 to the Registration Statement for Jefferson National Life Annuity Account J (File Nos. 333-112217 and 811-21498) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002833).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Filed Herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 425 Lexington Avenue, New York
10017.

(3) The business address of this director is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, Pennsylvania 19103.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


                                                            ORGANIZATIONAL CHART


---------------------
  SMILOW & HECHT
AND FAMILY MEMBERS(1)
---------------------
    | 100%
-------      ------------     ---------    ---------   --------     ---------   -------
INVIVA,      INVIVA, INC.     SERIES A     SERIES B    SERIES C     SERIES D    SECURED
L.L.C.       MANAGEMENT       PREFERRED    PREFERRED   PREFERRED    PREFERRED   NOTES
(CA)            AND            STOCK(3)     STOCK(4)   STOCK(5)     STOCK(6)    -------
             EMPLOYEES(2)     ---------    ---------   ---------    ---------      |
------       ------------         |            |           |             |         |
  | 73%           | 27%           |            |           |             |         |
---------------------------------------------------------------------------------------
                              INVIVA, INC.
                                  (DE)
---------------------------------------------------------------------------------------
                                   | 100%
----------------------------------------------------------------------------------------------------------------------
   |              |                |            |          |            |           |           |          |         |
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
 LIFCO         INVIVA             JNF       INVIVA      INVIVA       INVIVA      INVIVA     INVIVA     INVIVA     INVIVA
HOLDING      SECURITIES         HOLDING    INSURANCE   STATUTORY    STATUTORY   STATUTORY  STATUTORY  STATUTORY  STATUTORY
COMPANY,     CORPORATION       COMPANY,     AGENCY,     TRUST I     TRUST III   TRUST IV    TRUST V    TRUST VI   TRUST VII
INC. (DE)       (DE)           INC. (DE)   INC. (DE)    (DE)(7)      (CT)(7)     (DE)(7)    (DE)(7)    (DE)(7)    (DE)(7)
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
   |                          100% |
   |                          ----------
   | 100%                     JEFFERSON
   |                          NATIONAL
   |                          FINANCIAL
   |                          CORP. (DE)
   |                          ----------
   |                                |
---------------------------   ---------------------------------
THE AMERICAN LIFE INSURANCE   JEFFERSON NATIONAL LIFE INSURANCE
  COMPANY OF NEW YORK (NY)               COMPANY (TX)
---------------------------   ---------------------------------


(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
     Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
     B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of March 28, 2006, the number of Reward contracts funded by Jefferson National Life Annuity Account J was 55 of which 22 were qualified contracts and 33 were non-qualified contracts.

ITEM 28.    INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                          POSITIONS AND OFFICES
Craig A. Hawley                  President, General Counsel and Secretary
Robert B. Jefferson*             Director*
Edward J. O'Brien, IV            Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c) ISC retains no compensation or commissions from the registrant.

                                                        COMPENSATION
                                                             ON
                                  NET UNDERWRITING       REDEMPTION
      NAME OF PRINCIPAL             DISCOUNTS AND            OR            BROKERAGE
         UNDERWRITER                 COMMISSIONS       ANNUITIZATION      COMMISSIONS     COMPENSATION
Inviva Securities Corporation           None                None              None            None

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.    REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 2 and 4 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 28th day of April, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                     TITLE                              DATE
/s/ David A. Smilow*             Chairman of the Board                                 4/28/06
Name: David Smilow

/s/ Tracey Hecht Smilow*         Director                                              4/28/06
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*       Director, Chief Executive Officer and President       4/28/06
Name: Laurence Greenberg

/s/ Timothy D. Rogers*           Chief Financial Officer and Treasurer                 4/28/06
Name: Timothy D. Rogers

/s/ Dean C. Kehler*              Director                                              4/28/06
Name: Dean C. Kehler

/s/ Robert Jefferson*            Director                                              4/28/06
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name: Craig A. Hawley                                                                  4/28/06
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (a)   (i)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated October 23, 2002 by and among 40|86 Series
                     Trust, 40|86 Advisors, Inc. and Jefferson National Life
                     Insurance Company

        (b)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

        (c)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among the Alger American Fund, Jefferson National
                     Life Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.

        (d)   (viii) Form of Amendment dated May 1, 2006 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (f)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated March 6, 1995 by and among Jefferson
                     National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (h)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

        (k)   (vii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (l)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

        (m)   (iii)  Form of amendment to Participation Agreement dated May 1,
                     2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

        (n)   (i)    Form of amendment to Participation Agreement dated May 1,
                     2006 among Royce Capital Fund, Royce & Associates, LLC and
                     Jefferson National Life Insurance Company and Inviva
                     Securities Corporation.

        (o)   (iv)   Form of Amendment dated May 1, 2006 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, RYDEX Variable
                     Trust and PADCO Financial Services, Inc.

        (q)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2000 by and among Seligman
                     Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                     National Life Insurance Company.

        (v)   (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Wells Fargo Funds Distributor, LLC and Wells Fargo
                     Variable Trust dated April 8, 2005.

        (w)   (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Rafferty Asset Management, LLC and Potomac
                     Insurance Trust dated May 1, 2005.

        (x)   (i)    Form of Participation Agreement between Jefferson National
                     Life Insurance Company, Alliance Capital Management L.P.
                     and AllianceBernstein Investment Research and Management,
                     Inc. dated May 1, 2006.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.

(13)    (a)   (iii)  Powers of Attorney - for Robert Jefferson